UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387

Franklin Mutual Series Funds
(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway
, Short Hills, NJ 07078-2705
(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (210)912-2100

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
European Fund
A Series of Franklin Mutual Series Funds
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Franklin Mutual European Fund Shareholder:
After a difficult period of lockdowns, anxiety and grief, the beginning of 2021 brought much needed optimism and the
promise of relief. Before the start of the reporting period, our unsung heroes in lab coats announced viable vaccine
candidates. By December 2020, vaccines were approved for
emergency use in both the U.S. and Europe.
The rotation into many “reopening” names meant that
companies which had benefited from consumer behavior
shifts during the lockdown, such as online payment
processors, online retailers, and remote worker infrastructure providers, fell out of favor. Instead, companies that stood to benefit from economic reopening, such as hotels, casinos,
restaurants, and other leisure companies, received a boost.
Smaller capitalization companies, which tend to be more
sensitive to the economic cycle, also outperformed their
larger capitalization counterparts for much of the six months.
In addition to the reopening theme driving performance, the
“reflation trade” also dominated much of the six months. The massive amounts of stimulus provided by central banks,
combined with increased consumer spending and supply
chain difficulties, led to building inflationary pressure and rising interest rates. This propelled some areas of global
markets upward, such as many companies in the financials
and energy sectors. However, toward period-end, investor
concerns over rising inflation worked to constrain global
equity market gains.
Many European countries struggled with a third wave
of COVID-19 outbreaks in April and early May. Major
economic powerhouses, such as Germany, France and
Italy, implemented additional lockdown measures during
these months, temporarily hampering recovery. However,
as the vaccine rollout accelerated across the continent,
restrictions lifted. At period end, the European Union (EU)
was implementing a digital COVID certificate, which would
help facilitate travel for people across the EU.
During the period, investor focus was also on the European
Recovery Fund and the potential beneficiaries. The proceeds
are expected to be distributed to those countries that were
disproportionately impacted by the pandemic to help stabilize their fiscal situation. The Recovery Fund is also being
used to accelerate the transition to green energy and other
environmentally friendly initiatives, something that we believe is good for both companies and the environment.
Not all progress is evidenced by a steady march forward.
Markets continue to be affected by global vaccine distribution and ongoing complications surrounding COVID-19. As
concerns about mounting inflation and fluctuating interest
rates influence investor behavior, pockets of volatility
may crop up. However, market volatility can often present
opportunities. We remain focused on identifying stocks
trading at attractive valuations based upon our assessment
of fair value. Our process of finding underappreciated and
misunderstood companies with identifiable catalysts to
unlock shareholder value may provide meaningful upside
potential, and a degree of downside protection during
turbulent periods. To that end, we recognize the importance
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
On the following pages, the portfolio management team
reviews investment decisions made during the past six
months considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of June 3 0 ,
202 1 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Semiannual Report

Contents
Semiannual Report
Franklin Mutual European Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 19
Notes to Financial Statements 23
Shareholder Information 36
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMI ANNUAL REPORT
Franklin Mutual European Fund
This semi annual report for Franklin Mutual European Fund
covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
The Fund normally invests at least 80% of its net assets
in securities of European companies that we believe are
available at market prices less than their intrinsic value. The
Fund invests primarily in equity securities, mainly common
stocks, with a focus on mid- and large cap companies. To
a lesser extent, the Fund also invests in merger arbitrage
securities and the debt and equity of distressed companies.
The Fund may invest up to 20% of its total assets in
securities of U.S. issuers and in securities of issuers from the Middle East and the remaining regions of the world. The
Geographic Composition table on this page lists the leading
countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +12.72% cumulative
total return for the six months ended June 30, 2021. For
comparison, the Fund’s new primary benchmark, the MSCI
Europe Value Index-NR (Local Currency), which tracks
value equity performance in Europe’s developed markets,
posted a +13.19% cumulative total return, and the Fund’s
new secondary benchmark, the MSCI Europe Value Index-
NR (USD), posted a +10.94% cumulative total return.
1
Also
for comparison, the Fund’s former primary benchmark, the
MSCI Europe Index-NR (Local Currency), which tracks
equity performance in Europe’s developed markets, posted
a +14.50% cumulative total return, and the Fund’s former
secondary benchmark, the MSCI Europe Index-NR (USD),
posted a +11.80% cumulative total return.
1
The MSCI Europe
Value Index-NR (Local Currency) is replacing the MSCI
Europe Index-NR (Local Currency) as the Fund's primary
benchmark, and the MSCI Europe Value Index-NR (USD) is
replacing the MSCI Europe Index-NR (USD) as the Fund's
secondary benchmark. The investment manager believes
the composition of the MSCI Europe Value Index-NR (Local
Currency) and the MSCI Europe Value Index-NR (USD)
more accurately reflects the Fund's current investment
strategy and portfolio characteristics. You can find more of the Fund’s performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +12.30% total return for the six months ended June
30, 2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, rebounding economic activity and easing
novel coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
Geographic Composition
6/30/21
% of Total
Net Assets
Germany 23.6%
United Kingdom 20.0%
France 16.5%
Netherlands 13.5%
Switzerland 7.9%
Greece 3.2%
United States 3.1%
Belgium 2.5%
Spain 1.7%
Short-Term Investments & Other Net Assets 8.0%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin Mutual European Fund

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Semiannual Report
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR (USD), to post a +11.80% total
return for the six months under review.
1
Investment Strategy
We follow a distinctive value investment approach that
combines investments in what we believe are undervalued
common stocks with, to a lesser extent, distressed debt
investing and merger arbitrage. Our style aims to provide
our shareholders with superior risk-adjusted results over
time. We employ rigorous, fundamental analysis to find
compelling situations. In our opinion, successful investing
is as much about assessing risk and containing losses as it
is about achieving profits. In choosing investments, we look at the market price of an individual company’s securities
relative to our evaluation of its intrinsic value based on
factors including book value, cash flow generation, long-
term earnings potential and earnings multiples. Our portfolio selection process generally includes an assessment of
the potential impacts of any material environmental, social
and governance (ESG) factors on the long-term risk and
return profile of a company. We may invest in bankrupt or
distressed companies if we believe the market overreacted
to adverse developments or failed to appreciate positive
changes, including restructuring. In addition, it is our practice to hedge the Fund’s currency exposure when we deem it
advantageous for our shareholders.
Manager’s Discussion
Before the start of the period, a large, multi-year
performance gap existed between growth and value stocks.
The beginning of 2021 brought a rotation into value stocks,
although the performance gap continued to grow. For the
six-month period ending June 30, 2021, the MSCI Europe
Value Index-NR (Local) posted a +13.19% total return,
while the MSCI Europe Growth Index-NR (Local) posted a
+15.68% total return.
1
While “the reopening trade” boosted
the stock prices of many companies that stood to benefit
from economic reopening and citizens’ reentry into a more
normalized society, a bigger driver of performance within our portfolios was “the reflation trade,” reflecting expectations of rising interest rates and increasing inflationary pressures.
Fiscal and monetary stimulus, increased demand for certain
products such as automobiles where production was
constrained by supply bottlenecks, a steepening yield curve
and commodity price increases are drivers of the reflation
trade.
Franklin Mutual European Fund benefited on an absolute
performance basis from its positioning in financial
companies. The Fund’s portfolio management team had
invested in these stocks due to their discounted pricing
compared to our assessment of fair value. When rates
started to rise at the beginning of the period, financial
companies benefited. Higher rates generally mean high
spreads on lending products. Moreover, increased economic
activity and overall confidence in future economic growth
spurs increased lending activity, which is also good for
banks. Investments in companies such as ING Groep were
a big contributor to absolute performance during the period.
In the Top 10 Industries table on this page, "Insurance" and
"Banks" are listed with other industries in which the Fund
invests.
As mentioned previously, commodity prices were strong
during the period. Strong prices combined with improving
economic activity were positive for the stock prices of
industrials and materials companies in the portfolio. Steel
distributor Kloeckner benefited from the significant rise in steel prices during the period which boosted the company’s
earnings and revalued their stock on hand. Materials
company HeidelbergCement also contributed to absolute
performance, driven by expectations of improving economic
activity and higher cement prices driven by increasing costs of carbon credits.
Our traditional value equity investment approach is
complemented with two other investment strategies we use
to take advantage of special situations, which are merger
arbitrage (M&A) and distressed investing. Although there
has been a pickup in M&A activity, there have been few
opportunities to invest in European special situations. We
continue to find opportunities in traditional value equities, companies trading at a discount to our assessment of
intrinsic value. Over the past few years, we have increasingly
Top 10 Industries
6/30/21
% of Total
Net Assets
a
Insurance 8.7%
Banks 7.3%
Oil, Gas & Consumable Fuels 7.2%
Pharmaceuticals 7.1%
Diversified Telecommunication Services 6.5%
Textiles, Apparel & Luxury Goods 5.8%
Trading Companies & Distributors 5.1%
Beverages 4.7%
Software 4.1%
Chemicals 3.8%

Franklin Mutual European Fund

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Semiannual Report
integrated environmental, social and governance (ESG)
considerations into our investment process. We have always
been active owners, engaging with the management teams
of the companies in our portfolio and we have extended
those discussions to encompass all ESG factors that can be
considered material.
Fund Performance
Turning to Fund performance, top positive contributors
included Rexel, Cie Financière Richemont and ING Groep.
These companies are listed among the Fund’s largest
positions in the Top 10 Holdings table on this page.
Electronic products company Rexel contributed to portfolio
returns during the six-month period. The stock rose in
February largely due to fourth-quarter 2020 earnings per
share that beat analyst expectations, and the company
guided toward outgrowing its markets and better margins for
fiscal year 2021. The company also hosted a capital markets
day highlighting their strong position in a growing industry driven by “green investments,” and reiterated projections
for market share gains and further margin improvement. In
late April, Rexel announced first-quarter 2021 sales results that were ahead of analyst expectations, and first-quarter
activity that was above pre-COVID levels, which continued to support the stock price through the end of the period.
The stock of luxury goods manufacturer and distributor Cie
Financière Richemont contributed positively to Fund results
during the six-month period. The first several months of the period, the stock appreciated steadily. The price increased
notably in May after the company delivered a strong fourth
fiscal quarter and fiscal year 2020-2021 financial report. Net profit increased 38% year-over-year through March 2021,
due in part to strong jewelry sales, particularly in China and other Asian markets.
Financial services company ING Groep was a main
contributor to Fund results during the period. The stock
price rose throughout the six months, riding a wave of
investor optimism and positive financial results. Early in
the period, the company announced fourth-quarter 2020
adjusted earnings per share that beat expectations, which
helped provide support for price appreciation in February
and March. In May, ING Groep announced strong results
for 2021’s first quarter, further lifting the price. In addition, the continuing prospect of improving economic conditions
and higher interest rates has helped to support financial
stocks. Additionally, management has announced a series
of restructurings and market exits to reduce cost and
streamline the company’s operations.
During the period under review, Fund investments that
detracted from performance included Cairn Energy, Credit
Suisse Group and Avast.
Energy exploration and development company Cairn Energy
was a detractor during the period, as debate continued
around the collectability of the company’s recent arbitration award against India’s government. Additionally, the company
announced a modest expected shortfall in output in 2021
due to planned maintenance shutdowns and natural field
decline. Investors still await further details on the recently announced deals to further reshape the portfolio.
The stock of Switzerland-based financial services company
Credit Suisse detracted from portfolio results during the
six-month period. In March, the price fell due to two large
risk management lapses at the firm. First, the collapse of
Greensill, which is a provider of supply chain finance to
companies around the world. Funds managed by Credit
Suisse had approximately $10 billion of exposure. Since the
collapse of Greensill, Credit Suisse continues to work on
recovering and returning investors’ capital. Second, the firm had outsized exposure to Archegos Capital Management,
a prime broker client of the firm. Although multiple global
banks suffered losses, Credit Suisse suffered significantly
higher losses than others, with a $5.5 billion write-off booked during the quarter. As a result of this charge, it was forced to raise close to $2 billion to shore up the bank's capital.
In response to the two events, Credit Suisse announced
multiple restructuring programs and management changes.
The stock price traded within a narrow price range for the
remainder of the period.
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
GlaxoSmithKline plc 3.9%
Pharmaceuticals, United Kingdom
Rexel SA 3.5%
Trading Companies & Distributors, France
Cie Generale des Etablissements Michelin SCA 3.3%
Auto Components, France
Deutsche Telekom AG 3.3%
Diversified Telecommunication Services,
Germany
Royal Dutch Shell plc 3.2%
Oil, Gas & Consumable Fuels, Netherlands
Novartis AG 3.2%
Pharmaceuticals, Switzerland
Hellenic Telecommunications Organization SA 3.2%
Diversified Telecommunication Services, Greece
Cie Financiere Richemont SA 3.2%
Textiles, Apparel & Luxury Goods, Switzerland
ING Groep NV 2.9%
Banks, Netherlands
Capgemini SE 2.8%
IT Services, France

Franklin Mutual European Fund

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Semiannual Report
Security software company Avast hindered portfolio returns
during the six-month period. The stock fell through early
March due to some concerns about slowing PC sales
impacting future results, as well as the movement of some
investors moving out of growth-oriented areas of the market, such as software. Technology stocks generally sold off
amid these trends as rates rose and investors rotated out
of longer-dated cash flow stocks. However, the company’s
stock price began a recovery toward period-end.
During the period, the Fund held currency forwards
and futures, seeking to substantially hedge most of the
currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a positive overall impact on the Fund’s
performance as the U.S. dollar rose against most currencies
during the period.
Thank you for your participation in Franklin Mutual
European Fund. We look forward to continuing to serve your
investment needs.
Katrina Dudley, CFA
Mandana Hormozi
Todd Ostrow
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021 , the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
Franklin Mutual European Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge. For other share classes, visit franklintempleton.com
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
6-Month +12.72% +12.72%
1-Year +32.99% +32.99%
5-Year +41.50% +7.19%
10-Year +63.83% +5.06%
A
3
6-Month +12.64% +6.45%
1-Year +32.74% +25.47%
5-Year +39.75% +5.72%
10-Year +59.56% +4.19%
See page 8 for Performance Summary footnotes.

Franklin Mutual European Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the
U.K. from the European Union may increase market volatility. The Fund’s investments in smaller-company stocks carry an increased risk of price fluctuation, especially over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
Z 1.08%
A 1.33%

Your Fund’s Expenses
Franklin Mutual European Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actu al
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1, 2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1, 2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,127.20 $5.68 $1,019.45 $5.39 1.08%
A $1,000 $1,126.40 $7.00 $1,018.21 $6.64 1.33%
C $1,000 $1,122.10 $10.94 $1,014.49 $10.38 2.08%
R $1,000 $1,124.90 $8.32 $1,016.96 $7.90 1.58%
R6 $1,000 $1,127.90 $5.13 $1,019.97 $4.87 0.97%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.49 $21.31 $17.89 $20.93 $19.20 $19.48
Income from investment operations
a
:
Net investment income
b
............. 0.45 0.56
c
0.54 0.49 0.35 0.63
d
Net realized and unrealized gains (losses) 2.03 (1.92) 3.46 (2.80) 1.65 (0.17)
Total from investment operations ........ 2.48 (1.36) 4.00 (2.31) 2.00 0.46
Less distributions from:
Net investment income .............. — (0.46) (0.58) (0.73) (0.27) (0.47)
Net realized gains ................. — — — — — (0.27)
Total distributions ................... — (0.46) (0.58) (0.73) (0.27) (0.74)
Net asset value, end of period .......... $21.97 $19.49 $21.31 $17.89 $20.93 $19.20
Total return
e
....................... 12.72% (6.23)% 22.28% (11.12)% 10.45% 2.40%
Ratios to average net assets
f
Expenses
g ,h
........................ 1.08%
i
1.08%
i
1.04% 1.04%
i
1.04% 1.06%
i
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
j
—% —%
Net investment income ............... 4.33% 3.19%
c
2.77% 2.38% 1.75% 3.42%
d
Supplemental data
Net assets, end of period (000’s) ........ $475,437 $450,864 $789,012 $958,149 $1,328,622 $1,175,972
Portfolio turnover rate ................ 17.94% 24.04% 12.16% 35.42% 17.33% 16.43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Net investment income per share includes approximately $0.17 per share related to a nonrecurring distribution. The amount although initially recorded as dividend income, is subject to recharacterization once the issuer provides information regarding the actual composition of the distribution. Excluding this amount, the ratio of net investment income to average net assets would have been 2.50%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.91 $20.67 $17.37 $20.33 $18.66 $18.95
Income from investment operations
a
:
Net investment income
b
............. 0.41 0.54
c
0.49 0.41 0.31 0.57
d
Net realized and unrealized gains (losses) 1.98 (1.91) 3.33 (2.69) 1.58 (0.18)
Total from investment operations ........ 2.39 (1.37) 3.82 (2.28) 1.89 0.39
Less distributions from:
Net investment income .............. — (0.39) (0.52) (0.68) (0.22) (0.41)
Net realized gains ................. — — — — — (0.27)
Total distributions ................... — (0.39) (0.52) (0.68) (0.22) (0.68)
Net asset value, end of period .......... $21.30 $18.91 $20.67 $17.37 $20.33 $18.66
Total return
e
....................... 12.64% (6.50)% 21.98% (11.29)% 10.14% 2.12%
Ratios to average net assets
f
Expenses
g ,h
........................ 1.33%
i
1.33%
i
1.29% 1.29%
i
1.29% 1.31%
i
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
j
—% —%
Net investment income ............... 4.08% 3.14%
c
2.52% 2.13% 1.50% 3.17%
d
Supplemental data
Net assets, end of period (000’s) ........ $286,151 $272,579 $512,218 $564,038 $714,915 $769,297
Portfolio turnover rate ................ 17.94% 24.04% 12.16% 35.42% 17.33% 16.43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Net investment income per share includes approximately $0.17 per share related to a nonrecurring distribution. The amount although initially recorded as dividend income, is subject to recharacterization once the issuer provides information regarding the actual composition of the distribution. Excluding this amount, the ratio of net investment income to average net assets would have been 2.25%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.17 $20.93 $17.56 $20.38 $18.70 $18.97
Income from investment operations
a
:
Net investment income
b
............. 0.33 0.38
c
0.35 0.29 0.15 0.44
d
Net realized and unrealized gains (losses) 2.01 (1.90) 3.35 (2.72) 1.60 (0.19)
Total from investment operations ........ 2.34 (1.52) 3.70 (2.43) 1.75 0.25
Less distributions from:
Net investment income .............. — (0.24) (0.33) (0.39) (0.07) (0.25)
Net realized gains ................. — — — — — (0.27)
Total distributions ................... — (0.24) (0.33) (0.39) (0.07) (0.52)
Net asset value, end of period .......... $21.51 $19.17 $20.93 $17.56 $20.38 $18.70
Total return
e
....................... 12.21% (7.15)% 21.01% (11.96)% 9.37% 1.32%
Ratios to average net assets
f
Expenses
g ,h
........................ 2.08%
i
2.08%
i
2.04% 2.04%
i
2.04% 2.06%
i
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
j
—% —%
Net investment income ............... 3.26% 2.18%
c
1.77% 1.38% 0.75% 2.42%
d
Supplemental data
Net assets, end of period (000’s) ........ $31,830 $34,693 $61,743 $78,149 $179,123 $209,196
Portfolio turnover rate ................ 17.94% 24.04% 12.16% 35.42% 17.33% 16.43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.47%.
d
Net investment income per share includes approximately $0.17 per share related to a nonrecurring distribution. The amount although initially recorded as dividend income, is subject to recharacterization once the issuer provides information regarding the actual composition of the distribution. Excluding this amount, the ratio of net investment income to average net assets would have been 1.50%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.49 $20.27 $17.05 $19.97 $18.35 $18.62
Income from investment operations
a
:
Net investment income
b
............. 0.39 0.53
c
0.43 0.35 0.22 0.52
d
Net realized and unrealized gains (losses) 1.92 (1.92) 3.27 (2.64) 1.60 (0.18)
Total from investment operations ........ 2.31 (1.39) 3.70 (2.29) 1.82 0.34
Less distributions from:
Net investment income .............. — (0.39) (0.48) (0.63) (0.20) (0.34)
Net realized gains ................. — — — — — (0.27)
Total distributions ................... — (0.39) (0.48) (0.63) (0.20) (0.61)
Net asset value, end of period .......... $20.80 $18.49 $20.27 $17.05 $19.97 $18.35
Total return
e
....................... 12.49% (6.76)% 21.70% (11.54)% 9.92% 1.86%
Ratios to average net assets
f
Expenses
g ,h
........................ 1.58%
i
1.58%
i
1.54% 1.54%
i
1.54% 1.56%
i
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
j
—% —%
Net investment income ............... 3.96% 3.19%
c
2.27% 1.88% 1.25% 2.92%
d
Supplemental data
Net assets, end of period (000’s) ........ $637 $714 $733 $731 $821 $626
Portfolio turnover rate ................ 17.94% 24.04% 12.16% 35.42% 17.33% 16.43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Net investment income per share includes approximately $0.17 per share related to a nonrecurring distribution. The amount although initially recorded as dividend income, is subject to recharacterization once the issuer provides information regarding the actual composition of the distribution. Excluding this amount, the ratio of net investment income to average net assets would have been 2.00%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.47 $21.29 $17.87 $20.91 $19.19 $19.47
Income from investment operations
a
:
Net investment income
b
............. 0.46 0.64
c
0.69 0.56 0.41 0.66
d
Net realized and unrealized gains (losses) 2.03 (1.97) 3.33 (2.85) 1.62 (0.17)
Total from investment operations ........ 2.49 (1.33) 4.02 (2.29) 2.03 0.49
Less distributions from:
Net investment income .............. — (0.49) (0.60) (0.75) (0.31) (0.50)
Net realized gains ................. — — — — — (0.27)
Total distributions ................... — (0.49) (0.60) (0.75) (0.31) (0.77)
Net asset value, end of period .......... $21.96 $19.47 $21.29 $17.87 $20.91 $19.19
Total return
e
....................... 12.79% (6.10)% 22.35% (10.94)% 10.63% 2.53%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.00% 1.00% 0.94% 0.92% 0.88% 0.89%
Expenses net of waiver and payments by
affiliates
g,h
......................... 0.97% 0.97% 0.93% 0.91% 0.88% 0.89%
i
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
j
—% —%
Net investment income ............... 4.45% 3.61%
c
2.88% 2.51% 1.91% 3.59%
d
Supplemental data
Net assets, end of period (000’s) ........ $35,816 $33,407 $44,561 $149,796 $294,660 $311,784
Portfolio turnover rate ................ 17.94% 24.04% 12.16% 35.42% 17.33% 16.43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Net investment income per share includes approximately $0.17 per share related to a nonrecurring distribution. The amount although initially recorded as dividend income, is subject to recharacterization once the issuer provides information regarding the actual composition of the distribution. Excluding this amount, the ratio of net investment income to average net assets would have been 2.67%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments (unaudited), June 30, 2021
Franklin Mutual European Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.9%
Aerospace & Defense 3.4%
a
Airbus SE ........................................... France 93,322 $ 12,025,819
BAE Systems plc ..................................... United Kingdom 2,234,016 16,144,214
28,170,033
Auto Components 3.3%
Cie Generale des Etablissements Michelin SCA .............. France 171,844 27,427,819
Banks 7.3%
BNP Paribas SA ...................................... France 361,859 22,712,057
CaixaBank SA ........................................ Spain 4,563,741 14,051,605
ING Groep NV ....................................... Netherlands 1,786,921 23,722,218
60,485,880
Beverages 4.7%
Anheuser-Busch InBev SA/NV ........................... Belgium 283,097 20,409,848
Heineken NV ........................................ Netherlands 152,675 18,536,225
38,946,073
Capital Markets 1.5%
Credit Suisse Group AG, A .............................. Switzerland 1,187,914 12,434,995
Chemicals 3.8%
BASF SE ........................................... Germany 225,633 17,812,919
b
Covestro AG, 144A, Reg S .............................. Germany 214,751 13,886,650
31,699,569
Construction Materials 2.7%
HeidelbergCement AG ................................. Germany 261,976 22,494,250
Diversified Telecommunication Services 6.5%
Deutsche Telekom AG .................................. Germany 1,286,312 27,207,801
Hellenic Telecommunications Organization SA ................ Greece 1,576,585 26,479,010
53,686,811
Health Care Providers & Services 2.6%
Fresenius SE & Co. KGaA ............................... Germany 414,080 21,612,618
Hotels, Restaurants & Leisure 2.7%
a
Accor SA ........................................... France 605,170 22,637,461
Household Durables 2.7%
Berkeley Group Holdings plc ............................. United Kingdom 128,222 8,153,551
Persimmon plc ....................................... United Kingdom 186,692 7,648,135
Taylor Wimpey plc ..................................... United Kingdom 3,206,027 7,056,139
22,857,825
Household Products 1.9%
Reckitt Benckiser Group plc ............................. United Kingdom 174,319 15,402,234
Industrial Conglomerates 2.1%
Siemens AG ......................................... Germany 111,048 17,633,554
Insurance 8.7%
ASR Nederland NV .................................... Netherlands 517,151 20,026,550
a
Conduit Holdings Ltd. .................................. United States 1,190,000 8,642,791
Direct Line Insurance Group plc .......................... United Kingdom 5,181,143 20,437,015
NN Group NV ........................................ Netherlands 481,477 22,746,575
71,852,931

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 2.8%
Capgemini SE ........................................ France 121,415 $ 23,351,718
Machinery 2.7%
Vossloh AG .......................................... Germany 451,563 22,769,574
Oil, Gas & Consumable Fuels 7.2%
BP plc .............................................. United Kingdom 4,474,679 19,624,654
Cairn Energy plc ...................................... United Kingdom 6,373,435 12,874,606
Royal Dutch Shell plc, A ................................ Netherlands 1,344,802 26,962,372
59,461,632
Pharmaceuticals 7.1%
GlaxoSmithKline plc ................................... United Kingdom 1,630,365 32,053,821
Novartis AG ......................................... Switzerland 292,890 26,719,354
58,773,175
Software 4.1%
b
Avast plc, 144A, Reg S ................................. United States 2,474,452 16,776,553
Software AG ......................................... Germany 381,114 17,146,887
33,923,440
Textiles, Apparel & Luxury Goods 5.8%
adidas AG ........................................... Germany 58,815 21,949,132
Cie Financiere Richemont SA ............................ Switzerland 213,938 25,935,408
47,884,540
Tobacco 2.2%
British American Tobacco plc ............................. United Kingdom 476,518 18,502,428
Trading Companies & Distributors 5.1%
a
Kloeckner & Co. SE ................................... Germany 948,991 13,012,257
Rexel SA ........................................... France 1,393,167 29,172,810
42,185,067
Wireless Telecommunication Services 1.0%
Vodafone Group plc ................................... United Kingdom 4,965,295 8,322,585
Total Common Stocks (Cost $653,995,466) .....................................
762,516,212
Warrants
Warrants 0.0%
†
Textiles, Apparel & Luxury Goods 0.0%
†
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 472,886 316,876
Total Warrants (Cost $—) .....................................................
316,876
Principal
Amount
*
Convertible Bonds 0.1%
Banks 0.1%
b
Credit Suisse Group Guernsey VII Ltd. , BR , Senior Note , 144A, Reg
S, 3% , 11/12/21 ..................................... Switzerland 437,000 CHF 531,862
Total Convertible Bonds (Cost $481,198) .......................................
531,862
Total Long Term Investments (Cost $654,476,664) ...............................
763,364,950
a

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Short Term Investments 1.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.8%
c
FHLB, 7/01/21 ....................................... United States 600,000 $ 600,000
c
U.S. Treasury Bills ,
7/01/21 ........................................... United States 5,000,000 5,000,000
7/08/21 ........................................... United States 2,500,000 2,499,984
7/13/21 ........................................... United States 5,000,000 4,999,937
d
11/04/21 .......................................... United States 1,500,000 1,499,746
13,999,667
Total U.S. Government and Agency Securities (Cost $14,599,646) .................
14,599,667
Total Short Term Investments (Cost $14,599,646 ) ................................
14,599,667
a
Total Investments (Cost $669,076,310) 93.8% ...................................
$777,964,617
Other Assets, less Liabilities 6.2% .............................................
51,905,578
Net Assets 100.0% ...........................................................
$829,870,195
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $31,195,065, representing 3.8% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.
d
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At June 30, 2021, the aggregate value of these securities pledged amounted to $145,977, representing less than 0.1% of net assets.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
See Note 10 regarding other derivative information.
See A bbreviations on page 35 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,104 $ 163,737,000 9/13/21 $ 4,868,757
Foreign Exchange GBP/USD ................... Short 1,182 101,984,438 9/13/21 2,740,574
Total Futures Contracts ...................................................................... $7,609,331
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Swiss Franc ....... HSBK Sell 58,523,192 64,484,955 7/19/21 $ 1,206,209 $ —
British Pound ...... HSBK Buy 483,984 668,228 7/23/21 1,341 —
British Pound ...... SSBT Sell 4,351,376 6,103,689 7/23/21 83,768 —
British Pound ...... UBSW Buy 545,000 773,055 7/23/21 — (19,074)
British Pound ...... HSBK Sell 1,222,914 1,709,960 8/18/21 18,048 —
British Pound ...... SSBT Sell 303,619 428,679 8/18/21 8,619 —
British Pound ...... UBSW Sell 39,279,967 55,360,575 8/18/21 1,016,388 —
Euro ............. BOFA Buy 6,963,037 8,509,319 8/23/21 — (242,894)
Euro ............. BOFA Sell 6,113,635 7,307,995 8/23/21 49,969 —
Euro ............. HSBK Sell 26,253,994 31,849,597 8/23/21 690,403 (9,198)
Euro ............. SSBT Buy 160,784 196,363 8/23/21 — (5,482)
Euro ............. SSBT Sell 3,073,577 3,675,564 8/23/21 26,654 —
Euro ............. UBSW Sell 5,008,893 6,145,451 8/23/21 198,960 —
Euro ............. HSBK Sell 25,801,450 30,625,272 10/07/21 71,935 (108,559)
Euro ............. SSBT Sell 13,325,461 15,725,776 10/07/21 — (109,919)
Euro ............. UBSW Sell 828,653 1,004,767 10/07/21 20,014 —
Euro ............. HSBK Sell 52,915,843 64,205,441 11/17/21 1,258,218 —
Euro ............. UBSW Sell 51,255,460 62,210,290 11/17/21 1,238,213 —
Total Forward Exchange Contracts ................................................... $5,888,739 $(495,126)
Net unrealized appreciation (depreciation) ............................................ $5,393,613
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin Mutual
European Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $669,076,310
Value - Unaffiliated issuers .................................................................. $777,964,617
Cash .................................................................................... 16,534,670
Receivables:
Investment securities sold ................................................................... 313,229
Capital shares sold ........................................................................ 604,366
Dividends and interest ..................................................................... 6,030,131
European Union tax reclaims (Note 1 f ) ......................................................... 25,568,739
Deposits with brokers for:
Futures contracts ........................................................................ 5,191,625
Variation margin on futures contracts ........................................................... 1,113,600
Unrealized appreciation on OTC forward exchange contracts .......................................... 5,888,739
Other assets .............................................................................. 373,090
Total assets .......................................................................... 839,582,806
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,093,298
Management fees ......................................................................... 604,446
Distribution fees .......................................................................... 86,516
Transfer agent fees ........................................................................ 240,496
Trustees' fees and expenses ................................................................. 141,361
IRS closing agreement fees for European Union tax reclaims (Note 1f) ................................. 6,730,866
Unrealized depreciation on OTC forward exchange contracts .......................................... 495,126
Accrued expenses and other liabilities ........................................................... 320,502
Total liabilities ......................................................................... 9,712,611
Net assets, at value ................................................................. $829,870,195
Net assets consist of:
Paid-in capital ............................................................................. $884,785,365
Total distributable earnings (losses) ............................................................. (54,915,170)
Net assets, at value ................................................................. $829,870,195

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Mutual
European Fund
Class Z:
Net assets, at value ....................................................................... $475,436,719
Shares outstanding ........................................................................ 21,636,052
Net asset value and maximum offering price per share ............................................. $21.97
Class A:
Net assets, at value ....................................................................... $286,150,583
Shares outstanding ........................................................................ 13,436,730
Net asset value per share
a
.................................................................. $21.30
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $22.54
Class C:
Net assets, at value ....................................................................... $31,830,269
Shares outstanding ........................................................................ 1,480,016
Net asset value and maximum offering price per share
a
............................................. $21.51
Class R:
Net assets, at value ....................................................................... $637,119
Shares outstanding ........................................................................ 30,634
Net asset value and maximum offering price per share ............................................. $20.80
Class R6:
Net assets, at value ....................................................................... $35,815,505
Shares outstanding ........................................................................ 1,630,983
Net asset value and maximum offering price per share ............................................. $21.96
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin Mutual
European Fund
Investment income:
Dividends: (net of foreign taxes of $1,402,748)
Unaffiliated issuers ........................................................................ $21,018,858
Interest:
Unaffiliated issuers ........................................................................ 14,777
Other income (Note 1 f ) ....................................................................... 832,837
Total investment income ................................................................... 21,866,472
Expenses:
Management fees (Note 3 a ) ................................................................... 3,536,246
Distribution fees: (Note 3c )
    Class A ................................................................................ 348,605
    Class C ................................................................................ 164,337
    Class R ................................................................................ 1,477
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 286,231
    Class A ................................................................................ 173,005
    Class C ................................................................................ 20,431
    Class R ................................................................................ 365
    Class R6 ............................................................................... 8,514
Custodian fees (Note 4 ) ...................................................................... 56,747
Reports to shareholders ...................................................................... 84,723
Registration and filing fees .................................................................... 47,994
Professional fees ........................................................................... 82,813
Trustees' fees and expenses .................................................................. 36,238
Other .................................................................................... 9,189
Total expenses ......................................................................... 4,856,915
Expense reductions (Note 4 ) ............................................................... (24)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (5,060)
Net expenses ......................................................................... 4,851,831
Net investment income ................................................................ 17,014,641
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 21,470,248
Controlled affiliates (Note 3f and 11) .......................................................... (5,650,155)
Foreign currency transactions ................................................................ (174,427)
Forward exchange contracts ................................................................. (12,306,117)
Futures contracts ......................................................................... (5,859,931)
Net realized gain (loss) .................................................................. (2,520,382)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 45,234,857
Controlled affiliates (Note 3f and 11) .......................................................... 6,282,509
Translation of other assets and liabilities denominated in foreign currencies .............................. (889,104)
Forward exchange contracts ................................................................. 21,166,733
Futures contracts ......................................................................... 10,313,378
Net change in unrealized appreciation (depreciation) ............................................ 82,108,373
Net realized and unrealized gain (loss) ............................................................ 79,587,991
Net increase (decrease) in net assets resulting from operations .......................................... $96,602,632

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Mutual European Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $17,014,641 $29,682,321
Net realized gain (loss) ................................................. (2,520,382) (220,932,200)
Net change in unrealized appreciation (depreciation) ........................... 82,108,373 32,954,428
Net increase (decrease) in net assets resulting from operations ................ 96,602,632 (158,295,451)
Distributions to shareholders:
Class Z ............................................................. — (10,843,330)
Class A ............................................................. — (6,539,024)
Class C ............................................................. — (465,752)
Class R ............................................................. — (14,566)
Class R6 ............................................................ — (851,982)
Total distributions to shareholders .......................................... — (18,714,654)
Capital share transactions: (Note 2 )
Class Z ............................................................. (30,871,576) (227,283,400)
Class A ............................................................. (19,528,614) (185,469,446)
Class C ............................................................. (6,707,178) (19,544,155)
Class R ............................................................. (148,248) 50,875
Class R6 ............................................................ (1,734,397) (6,753,561)
Total capital share transactions ............................................ (58,990,013) (438,999,687)
Net increase (decrease) in net assets ................................... 37,612,619 (616,009,792)
Net assets:
Beginning of period ..................................................... 792,257,576 1,408,267,368
End of period .......................................................... $829,870,195 $792,257,576

Franklin Mutual Series Funds
23
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Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual European Fund
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual European Fund (Fund) is
included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
24
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Semiannual Report
Franklin Mutual European Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
25
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Semiannual Report
Franklin Mutual European Fund
(continued)
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2021, the Fund had OTC
derivatives in a net liability position of $192,925 and the
aggregate value of collateral pledged for such contracts was
$131,979.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2021, the Fund received $4,760,524 in U.K.
Treasury Bonds and U.S. Treasury Bills, Bonds and Notes
as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 10 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June 30,
2021, the Fund had no securities sold short.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
26
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Franklin Mutual European Fund
(continued)
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. At June 30, 2021, the Fund had no securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns. In the event that EU reclaims received by the Fund
during a fiscal year exceed foreign withholding taxes paid
by the Fund, and the Fund previously passed through to
its shareholders foreign taxes incurred by the Fund to be
used as a credit or deduction on a shareholder’s income
tax return, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
27
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Franklin Mutual European Fund
(continued)
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 849,043 $17,989,154 3,375,088 $58,616,261
Shares issued in reinvestment of distributions .......... — — 537,877 10,019,489
Shares redeemed ............................... (2,347,382) (48,860,730) (17,811,853) (295,919,150)
Net increase (decrease) .......................... (1,498,339) $(30,871,576) (13,898,888) $(227,283,400)
Class A Shares:
Shares sold
a
................................... 509,840 $10,392,285 3,581,794 $56,839,029
Shares issued in reinvestment of distributions .......... — — 308,074 5,527,258
Shares redeemed ............................... (1,485,285) (29,920,899) (14,259,425) (247,835,733)
Net increase (decrease) .......................... (975,445) $(19,528,614) (10,369,557) $(185,469,446)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
28
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Franklin Mutual European Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.875% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 51,982 $1,087,670 106,324 $1,854,156
Shares issued in reinvestment of distributions .......... — — 25,992 455,449
Shares redeemed
a
.............................. (381,805) (7,794,848) (1,271,750) (21,853,760)
Net increase (decrease) .......................... (329,823) $(6,707,178) (1,139,434) $(19,544,155)
Class R Shares:
Shares sold ................................... 4,312 $87,966 9,455 $165,585
Shares issued in reinvestment of distributions .......... — — 829 14,566
Shares redeemed ............................... (12,293) (236,214) (7,862) (129,276)
Net increase (decrease) .......................... (7,981) $(148,248) 2,422 $50,875
Class R6 Shares:
Shares sold ................................... 103,280 $2,169,886 386,102 $6,622,641
Shares issued in reinvestment of distributions .......... — — 9,215 171,502
Shares redeemed ............................... (188,496) (3,904,283) (772,654) (13,547,704)
Net increase (decrease) .......................... (85,216) $(1,734,397) (377,337) $(6,753,561)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)
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(continued)
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Fund paid transfer agent fees of $488,546, of which $193,201 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $6,782
CDSC retained .............................................................................. $1,684
3. Transactions with Affiliates
(continued)

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(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2021, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual European Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $9,000 $(9,000) $ — $ — $—
a
— $—
Total Affiliated Securities .... $— $9,000 $(9,000) $— $— $— $—
a
As of June 30, 2021, no longer held by the Fund.
a
Projected benefit obligation at June 30, 2021 .......... $133,851
b
Increase (decrease) in projected benefit obligation ...... $(35)
Benefit payments made to retired trustees ............. $(289)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual European Fund
(continued)
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, corporate actions, futures contracts, pass-through entity income and wash sales.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$134,579,207 and $185,560,324, respectively.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $43,265,381
Long term ................................................................................ 188,159,242
Total capital loss carryforwards ............................................................... $231,424,623
Cost of investments .......................................................................... $652,892,159
Unrealized appreciation ........................................................................ $189,225,991
Unrealized depreciation ........................................................................ (51,150,589)
Net unrealized appreciation (depreciation) .......................................................... $138,075,402

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual European Fund
(continued)
10. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of futures contracts represented $275,284,000.
The average month end contract value of forward exchange contracts was $356,425,572.
See Note 1(c) regarding derivative financial instruments.
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2021, investments in “affiliated companies” were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual European Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 7,609,331
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
5,888,739 Unrealized depreciation on OTC
forward exchange contracts
495,126
Total .................... $13,498,070 $495,126
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual European Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(5,859,931) Futures contracts $10,313,378
Forward exchange contracts (12,306,117) Forward exchange contracts 21,166,733
Total ....................... $(18,166,048) $31,480,111

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual European Fund
(continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual European Fund
Controlled Affiliates
a
Dividends
Euro Wagon LP ...... $ — $ — $ (632,354)
b
$ (5,650,155)
b
$ 6,282,509 $ —
c
— $ —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $— $— $(632,354) $ (5,650,155) $ 6,282,509 $— $—
a
Issuer in which the Fund owns 25% or more of the outstanding voting securities.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
c
As of June 30, 2021, no longer held by the fund.
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual European Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference
Level 1 Level 2 Level 3 Total
Franklin Mutual European Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 28,170,033 $ — $ 28,170,033
Auto Components ...................... — 27,427,819 — 27,427,819
Banks ............................... — 60,485,880 — 60,485,880
Beverages ........................... — 38,946,073 — 38,946,073
Capital Markets ........................ — 12,434,995 — 12,434,995
Chemicals ........................... — 31,699,569 — 31,699,569
Construction Materials .................. — 22,494,250 — 22,494,250
Diversified Telecommunication Services ..... — 53,686,811 — 53,686,811
Health Care Providers & Services .......... — 21,612,618 — 21,612,618
Hotels, Restaurants & Leisure ............. — 22,637,461 — 22,637,461
Household Durables .................... — 22,857,825 — 22,857,825
Household Products .................... — 15,402,234 — 15,402,234
Industrial Conglomerates ................ — 17,633,554 — 17,633,554
Insurance ............................ 8,642,791 63,210,140 — 71,852,931
IT Services ........................... — 23,351,718 — 23,351,718
Machinery ............................ — 22,769,574 — 22,769,574
Oil, Gas & Consumable Fuels ............. — 59,461,632 — 59,461,632
Pharmaceuticals ....................... — 58,773,175 — 58,773,175
Software ............................. — 33,923,440 — 33,923,440
Textiles, Apparel & Luxury Goods .......... — 47,884,540 — 47,884,540
Tobacco ............................. — 18,502,428 — 18,502,428
Trading Companies & Distributors .......... — 42,185,067 — 42,185,067
Wireless Telecommunication Services ....... — 8,322,585 — 8,322,585
Warrants .............................. 316,876 — — 316,876
Convertible Bonds ....................... — 531,862 — 531,862
Short Term Investments ................... 13,999,667 600,000 — 14,599,667
Total Investments in Securities ........... $22,959,334 $755,005,283
a
$— $777,964,617
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 5,888,739 $ — $ 5,888,739
Futures contracts ........................ 7,609,331 — — 7,609,331
Total Other Financial Instruments ......... $7,609,331 $5,888,739 $— $13,498,070
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 495,126 $ — $ 495,126
a
Includes foreign securities valued at $753,873,421, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
35
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Franklin Mutual European Fund
(continued)
rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 13, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021.
Further details are disclosed in the Fund’s Prospectus.
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW UBS AG
Currency
CHF Swiss Franc
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
FHLB
Federal Home Loan Banks
14. New Accounting Pronouncements
(continued)

Franklin Mutual Series Funds
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Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual European Fund
(Fund)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 19, 2021, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at regular Board meetings,
as well as information specifically requested and furnished
for the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,

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Semiannual Report
management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, noting continuing expenditures by
management to increase and improve the scope of such
services and favorable periodic reports on shareholder
services conducted by independent third parties. While such
considerations directly affected the trustees’ decision in
renewing the Fund’s transfer agent and shareholder services
agreement, the Board also considered these commitments
as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2020.
They considered the history of performance of the Fund

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Semiannual Report
relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
As part of these discussions, the Board had extensive
discussions with senior management of FT regarding the
retirement of the Chief Investment Officer of the investment manager and the appointment of the new Chief Investment
Officer effective November 2, 2020, as well as other
personnel matters. In addition to the materials provided by
management in connection with the renewal process, the
independent trustees requested throughout the year (and
received) additional presentations from the investment
manager and senior management of FT regarding the
performance of the investment manager and the Fund. As
part of these presentations, the investment manager and
senior management of FT reviewed enhancements that
have been made, and are being made, to the investment
manager’s investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional European region funds.
The Fund had total returns in the lowest performing quintile for the one-year period ended December 31, 2020, and had
annualized total returns for the three- and five-year periods also in the lowest performing quintiles, respectively. The
trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2020 was
also in the lowest performing quintile. The trustees also
compared Fund performance to other industry benchmarks,
including measures of risk-adjusted performance of a fund,
as part of their evaluation of investment performance.
The trustees discussed with management the reasons for
the relative underperformance for the one-, three-, five-
and 10-year periods ended December 31, 2020. While
disappointed with the relative underperformance of the
Fund, the Board did not believe that any changes with
respect to the Fund were warranted at the time, particularly since the recent personnel changes had taken effect on
November 2, 2020 and the enhancements to the investment
manager’s personnel and investment process continue to
be implemented. The Board noted that it would continue to
monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
The Fund’s contractual management fee rate was in the
middle quintile of its Lipper expense group and its total
expenses were also in the middle quintile of such group.
The Board was satisfied with such comparative fees and
expenses.

Franklin Mutual Series Funds
Shareholder Information
39
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Semiannual Report
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2020,
the most recent fiscal year-end of Franklin Resources, Inc.
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE
The Board considered economies of scale realized by the
investment manager and its affiliates as the Fund grows
larger and the extent to which they are shared with Fund
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a larger profit margin on investment management services provided
to such a fund. The trustees also noted that benefits of
economies of scale will be shared with Fund shareholders
due to the decline in the effective investment management
fee rate as breakpoints are achieved by the Fund.
The trustees noted that breakpoints had been instituted as
part of the Fund’s investment management fee and that the
Board regularly evaluates whether additional breakpoints
are appropriate. The trustees assessed the savings to
shareholders resulting from such breakpoints and believed
they were, and continue to be, appropriate and they
agreed to continue to monitor the appropriateness of the
breakpoints. The trustees also considered the effects an
increase in assets under management would have on the
investment management fee and expense ratio of the Fund.
To the extent further economies of scale may be realized by
the investment manager and its affiliates, the Board believed the investment management fees provide a sharing of
benefits with the Fund and its shareholders.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities

Franklin Mutual Series Funds
Shareholder Information
40
franklintempleton.com
Semiannual Report
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

478 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Mutual European Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Financial Services
Fund
A Series of Franklin Mutual Series Funds
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Financial Services Fund Shareholder:
After a difficult period of lockdowns, anxiety and grief, the beginning of 2021 brought much needed optimism and the
promise of relief. Before the start of the reporting period, our unsung heroes in lab coats announced viable vaccine
candidates. By December 2020, vaccines were approved for
emergency use. An additional stimulus package was also
passed, delivering financial assistance to many people in
need. Ten-year U.S. Treasury rates rose as investors began
to anticipate a possible economic recovery. A rotation out of growth stocks and into value stocks took place, which set
the tone for much of the six-month period through June 30,
2021.
The rotation into many “reopening” names meant that
companies which had benefited from consumer behavior
shifts during the lockdown, such as online payment
processors, online retailers, and remote worker infrastructure providers, fell out of favor. Instead, companies that stood to benefit from economic reopening, such as hotels, casinos,
restaurants, and other leisure companies, received a boost.
Smaller capitalization companies, which tend to be more
sensitive to the economic cycle, also outperformed their
larger capitalization counterparts for much of the six months.
The new Biden administration, and its focus on overhauling
America’s infrastructure, also supported a rally in building products companies and other potential beneficiaries of
the country’s structural overhaul. The U.S. government
successfully passed an additional stimulus bill in March
2021, and progress toward an infrastructure plan is ongoing.
In addition to the reopening theme driving performance, the
“reflation trade” also dominated much of the six months. The massive amounts of stimulus provided by central banks,
combined with increased consumer spending and supply
chain difficulties, led to building inflationary pressure and rising interest rates. This propelled some areas of global
markets upward, such as many companies in the financials
and energy sectors. However, toward period-end, investor
concerns over rising inflation worked to constrain global
equity market gains.
During the last half of the period, regional vaccination rates were a significant influencer of market activity. Geographic regions such as the U.S., where vaccine distribution was
widespread, experienced markedly higher economic
recovery than regions with lower vaccination rates.
In addition, a new coronavirus variant called the Delta
variant, spread quickly through many countries that lacked
vaccine distribution infrastructure, further delaying progress towards normalcy in these areas.
Not all progress is evidenced by a steady march forward.
Markets continue to be affected by global vaccine distribution and ongoing complications surrounding COVID-19. As
concerns about mounting inflation and fluctuating interest
rates influence investor behavior, pockets of volatility
may crop up. However, market volatility can often present
opportunities. We remain focused on identifying stocks
trading at attractive valuations based upon our assessment
of fair value. Our process of finding underappreciated and
misunderstood companies with identifiable catalysts to
unlock shareholder value may provide meaningful upside
potential, and a degree of downside protection during
turbulent periods. To that end, we recognize the importance
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
On the following pages, the portfolio management team
reviews investment decisions made during the past six
months considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of June 30,
2021 , unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Mutual Financial Services Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 18
Notes to Financial Statements 22
Shareholder Information 35
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Franklin Mutual Financial Services Fund
This semiannual report for Franklin Mutual Financial
Services Fund covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
Under normal market conditions, the Fund invests at least
80% of its net assets in securities of financial services
companies that we believe are available at market prices
less than their intrinsic value. The Fund invests primarily in undervalued equity securities, mainly common stocks with
a current focus on mid- and large cap companies, and may
invest a significant portion of its equity portfolio in small-
cap companies. To a significantly lesser extent, the Fund
also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund may invest in
foreign securities without limit. The Geographic Composition table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +17.66% cumulative
total return for the six months ended June 30, 2021. For
comparison, the Fund’s new primary benchmark, the
MSCI World Financials Index-NR (USD), which captures
large and midcap representation across developed market
countries, posted a +20.69% cumulative total return, while
its former primary benchmark, the MSCI World Financials
Index (USD), posted a +21.14% cumulative total return.
1
Also for comparison, the Standard & Poor’s 500 (S&P 500
®
)
Financials Index, which tracks all financials stocks in the
S&P 500, posted a +25.69% cumulative total return.
1
The
MSCI World Financials Index-NR (USD) is replacing the
MSCI World Financials Index (USD) as the Fund’s primary
benchmark. The investment manager believes that the
actual tax withholding rates for the Fund are closer to the
assumptions of the MSCI World Financials Index-NR (USD;
net of taxes on dividends) than the MSCI World Financials
Index (USD; gross of taxes on dividends). You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +12.30% total return for the six months ended June
30, 2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, rebounding economic activity and easing
novel coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
Geographic Composition
6/30/21
% of Total
Net Assets
United States 51.0%
United Kingdom 10.9%
Netherlands 10.7%
France 3.9%
Germany 3.5%
Austria 3.1%
Spain 2.9%
Jordan 2.8%
Ireland 2.1%
Switzerland 1.9%
Japan 1.8%
Italy 1.7%
China 1.4%
Short-Term Investments & Other Net Assets 2.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).The SOI begins on page

.

Franklin Mutual Financial Services Fund
4
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Semiannual Report
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR (USD), to post a +11.80% total
return for the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a +4.54% total return for the six-month period.
1
The region’s economic recovery was pressured by
weak domestic demand, most notably in China, despite
improvement in manufacturing and exports. Asian equity
markets experienced increased volatility near period-end due to inflation concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a +7.45% total
return for the six months under review.
1
The recovery in
oil and industrial metals prices supported global emerging
market equities. Late in the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and inflation amid higher
commodity prices dampened investor enthusiasm in global
emerging market equities.
Investment Strategy
We strive to provide investors with superior risk-adjusted
returns over time through our distinctive, value investment
style, which includes investments in undervalued common
stocks, and to a significantly lesser extent, distressed debt and merger arbitrage. Rigorous fundamental analysis
drives our investment process. We attempt to determine
each investment’s intrinsic value as well as the price at
which we would be willing to commit shareholder funds.
While valuation remains our key consideration, we utilize
numerous fundamental factors such as return on equity,
financial leverage and long-term earnings power. We
also consider factors such as management quality and
competitive position. As always, our approach to investing
is as much about assessing risk and containing losses as
it is about achieving profits. Our portfolio selection process generally includes an assessment of the potential impacts
of any material environmental, social and governance
(ESG) factors on the long-term risk and return profile of a
company. In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
Before the start of the period, a large, multi-year
performance gap existed between growth and value stocks.
The beginning of 2021 brought a rotation into value stocks
that lasted for much of the period, narrowing the gap. For
the six-month period ending June 30, 2021, the MSCI World
Value Index-NR (USD) posted a +14.72% total return,
while the MSCI World Growth Index-NR (USD) posted a
+11.14% total return.
1
While “the reopening trade” boosted
the stock prices of many companies that stood to benefit
from economic reopening and citizens’ reentry into a more
normalized society, a bigger driver of performance within our portfolios was “the reflation trade,” reflecting expectations of rising interest rates and increasing inflationary pressures.
Fiscal and monetary stimulus, increased demand for certain
products such as automobiles where production was
constrained by supply bottlenecks, a steepening yield curve
and commodity price increases are drivers of the reflation
trade.
Many of Franklin Mutual Series’ portfolios had a significant position in banks. The team had invested in these stocks due to their discounted pricing compared to our assessment of
fair value. When rates started to rise at the beginning of the period, banks benefited. Higher rates generally mean high
spreads on lending products. Moreover, increased economic
activity and overall confidence in future economic growth
Portfolio Composition
6/30/21
% of Total
Net Assets
Banks 43.8%
Insurance 34.0%
Diversified Financial Services 6.1%
Capital Markets 5.8%
Consumer Finance 3.1%
IT Services 2.6%
Household Durables 2.1%
Other 0.1%
Short-Term Investments & Other Net Assets 2.4%

Franklin Mutual Financial Services Fund
5
franklintempleton.com
Semiannual Report
spurs increased lending activity, which is also good for
banks. Investments in companies such as ING Groep, Wells
Fargo and Capital One Financial were some of our biggest
contributors to absolute performance during the period. In
the Top 10 Industries table on page 4, "Banks" is listed with other industries in which the Fund invests.
Our traditional value equity investment approach is
complemented with two other investment strategies we use
to take advantage of special situations, which are merger
arbitrage and distressed investing. We were active in special situations investing during the first half of 2021. During
the period, our new ideas were driven by merger arbitrage
opportunities, while our attention in credit remained focused on opportunistic performing and stressed names, in addition
to post-reorganization distressed securities.
Within merger arbitrage, which involves trading the stocks
of companies involved in a merger or acquisition, activity
has been significant. Strong global markets and cheap and
available financing have helped to increase and sustain
merger activity. As corporations seek inorganic growth
opportunities across products, service offerings and end
markets while extracting merger synergies, we expect deal
momentum to continue. We are seeking opportunities that
either present a straightforward rate of return with relatively low risk, deals with high discounts due to concerns over the antitrust review process, or deals stemming from unsolicited approaches or auctions.
Within our distressed credit strategy, historically low rates and a steepening yield curve drove tight credit spreads. As
a result, total risk-adjusted return potential in performing and stressed credit was muted during the period, particularly
in fixed-rate, long duration investments. Given the current
environment, we have limited the scope of our investments
in distressed credit.
Fund Performance
Turning to Fund performance, top positive contributors
included ING Groep, Wells Fargo and Hartford Financial
Services Group. These companies are listed among the
Fund’s largest positions in the Top 10 Holdings table on this page.
Financial services company ING Groep was a main
contributor to Fund results during the period. The stock
price rose throughout the six months, riding a wave of
investor optimism and positive financial results. Early in
the period, the company announced fourth-quarter 2020
adjusted earnings per share that beat expectations, which
helped provide support for price appreciation in February
and March. In May, ING Groep announced strong results
for 2021’s first quarter, further lifting the price. In addition, the continuing prospect of improving economic conditions
and higher interest rates has helped to support financial
stocks. Additionally, management has announced a series
of restructurings and market exits to reduce cost and
streamline the company’s operations.
Wells Fargo was among the leading contributors to Fund
results during the period. The company announced its first-
quarter 2021 results in April. Headline earnings per share
beat consensus expectations. The mortgage and investment
banking business lines generated strong fee revenues and
management expects profitability of the company’s other
core lines of business to improve as the economy continues
to reopen. The stock performed well throughout the
remainder of the six-month period.
Hartford Financial Services Group stock was a leading
contributor to Fund results during the six-month period. In
March, the price jumped after an unsolicited acquisition
offer from property and casualty insurer Chubb (not a Fund
holding). After several rejected offers, Chubb announced
in late April the deal was no longer ongoing. Hartford
announced a share buyback and upgraded its outlook with
its first-quarter earnings announcement, supporting the stock price despite the withdrawal of the takeover offer. The stock price traded within a narrow price range for the remainder of the period.
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
ING Groep NV 4.2%
Banks, Netherlands
Voya Financial Inc 4.2%
Diversified Financial Services
Wells Fargo & Co 4.1%
Banks
Hartford Financial Services Group Inc /The 4.1%
Insurance
BNP Paribas SA 3.9%
Banks, France
Citizens Financial Group Inc 3.8%
Banks
MetLife Inc 3.6%
Insurance
Alleghany Corp 3.6%
Insurance
Direct Line Insurance Group PLC 3.5%
Insurance, United Kingdom
Barclays PLC 3.5%
Banks, United Kingdom

Franklin Mutual Financial Services Fund
6
franklintempleton.com
Semiannual Report
During the period under review, Fund investments that
detracted from performance included Credit Suisse Group,
Direct Line Insurance Group and BRP Group. Direct Line
Insurance Group is listed among the Fund’s largest positions in the Top 10 Holdings table on page 5.
The stock of Switzerland-based financial services company
Credit Suisse detracted from portfolio results during the
six-month period. In March, the price fell due to two large
risk management lapses at the firm. First, the collapse of
Greensill, which is a provider of supply chain finance to
companies around the world. Funds managed by Credit
Suisse had approximately $10 billion of exposure. Since the
collapse of Greensill, Credit Suisse continues to work on
recovering and returning investors’ capital. Second, the firm had outsized exposure to Archegos Capital Management, a
prime broker client of the firm. Although multiple global banks suffered losses, Credit Suisse suffered significantly higher losses than others, with a $5.5 billion write-off booked during the quarter. As a result of this charge, it was forced to raise close to $2 billion to shore up the bank's capital. In response to the two events, Credit Suisse announced multiple
restructuring programs and management changes. The
stock traded within a narrow price range for the remainder of the period.
Personal and small business general insurer Direct Line
Insurance Group detracted from Fund returns during the six-
month period. After finishing 2020 with strong shareholder
returns, the stock digested a good full-year earnings report as well as the chief financial officer’s leave of absence for personal reasons. The company’s cash generation remains
strong as evidenced by its dividend increase. The stock has
been hampered by concerns around a regulatory pricing
review that will be concluded by year-end, but we think this will have less impact on the stock than the market is pricing
in.
After strong positive returns in 2020’s second half, insurance service provider BRP Group hindered Fund returns during
the period. The stock’s performance tends to be driven
by its growth characteristics, which underperformed for
much of the period. The stock digested positive earnings
during the period as investors focused on BRP’s role in
the consolidation of the insurance brokerage industry. We
continue to believe that earnings estimates will trend higher as the acquisitions of the past 12 months are assimilated.
During the period, the Fund held currency forwards
and futures, seeking to substantially hedge most of the
currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a positive overall impact on the Fund’s
performance as the U.S. dollar rose against most currencies
during the period.
As fellow shareholders, we found recent relative
performance disappointing, but our strategy of seeking
undervalued stocks and focus on special situation
investments, including distressed investments and merger
arbitrage, can lag the growth equity markets at times. We
remain committed to our disciplined, value investment
approach as we seek to generate attractive, long-term, risk-
adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual Financial
Services Fund. We look forward to continuing to serve your
investment needs.
Andrew B. Dinnhaupt, CFA
Luis Hernandez
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
Franklin Mutual Financial Services Fund
7
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
6-Month +17.66% +17.66%
1-Year +51.93% +51.93%
5-Year +50.37% +8.50%
10-Year +120.89% +8.25%
A
3
6-Month +17.57% +11.10%
1-Year +51.50% +43.17%
5-Year +48.55% +7.02%
10-Year +115.01% +7.34%
See page 8 for Performance Summary footnotes.

Franklin Mutual Financial Services Fund
Performance Summary
8
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investing in a single-sector fund involves special risks, including greater sensitivity to economic, political or regulatory developments impacting the sector. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K.
from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
Z 1.14%
A 1.39%

Your Fund’s Expenses
Franklin Mutual Financial Services Fund
9
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1, 2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1, 2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,176.60 $5.87 $1,019.40 $5.45 1.09%
A $1,000 $1,175.70 $7.22 $1,018.16 $6.70 1.34%
C $1,000 $1,171.30 $11.24 $1,014.44 $10.43 2.09%
R6 $1,000 $1,177.40 $5.30 $1,019.93 $4.92 0.98%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.89 $22.78 $19.46 $24.14 $21.65 $19.63
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.18 0.38 0.38
c
0.22 0.31
d
Net realized and unrealized gains (losses) 3.48 (1.72) 3.38 (4.37) 2.76 2.00
Total from investment operations ........ 3.69 (1.54) 3.76 (3.99) 2.98 2.31
Less distributions from:
Net investment income .............. — (0.35) (0.44) (0.17) (0.49) (0.29)
Net realized gains ................. — — — (0.52) — —
Total distributions ................... — (0.35) (0.44) (0.69) (0.49) (0.29)
Net asset value, end of period .......... $24.58 $20.89 $22.78 $19.46 $24.14 $21.65
Total return
e
....................... 17.66% (6.70)% 19.32% (16.49)% 13.77% 11.79%
Ratios to average net assets
f
Expenses
g
........................ 1.09%
h
1.14%
h
1.10% 1.09%
h
1.09% 1.13%
h
Net investment income ............... 1.76% 0.99% 1.80% 1.61%
c
0.95% 1.64%
d
Supplemental data
Net assets, end of period (000’s) ........ $125,141 $104,183 $139,189 $142,212 $210,825 $162,687
Portfolio turnover rate ................ 13.72% 28.18% 17.06% 33.11% 67.89% 34.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.29%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.38%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.95 $22.85 $19.52 $24.21 $21.70 $19.69
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.26 0.33 0.31
c
0.16 0.26
d
Net realized and unrealized gains (losses) 3.50 (1.86) 3.38 (4.36) 2.78 1.99
Total from investment operations ........ 3.68 (1.60) 3.71 (4.05) 2.94 2.25
Less distributions from:
Net investment income .............. — (0.30) (0.38) (0.12) (0.43) (0.24)
Net realized gains ................. — — — (0.52) — —
Total distributions ................... — (0.30) (0.38) (0.64) (0.43) (0.24)
Net asset value, end of period .......... $24.63 $20.95 $22.85 $19.52 $24.21 $21.70
Total return
e
....................... 17.57% (6.95)% 19.06% (16.72)% 13.55% 11.46%
Ratios to average net assets
f
Expenses
g
........................ 1.34%
h
1.39%
h
1.35% 1.34%
h
1.34% 1.38%
h
Net investment income ............... 1.50% 1.42% 1.55% 1.36%
c
0.70% 1.39%
d
Supplemental data
Net assets, end of period (000’s) ........ $247,828 $209,222 $278,968 $298,878 $368,850 $346,008
Portfolio turnover rate ................ 13.72% 28.18% 17.06% 33.11% 67.89% 34.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.04%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.13%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.78 $22.65 $19.32 $24.08 $21.60 $19.61
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.09 0.12 0.18 0.15
c
(0.01) 0.12
d
Net realized and unrealized gains (losses) 3.47 (1.86) 3.32 (4.33) 2.74 1.96
Total from investment operations ........ 3.56 (1.74) 3.50 (4.18) 2.73 2.08
Less distributions from:
Net investment income .............. — (0.13) (0.17) (0.06) (0.25) (0.09)
Net realized gains ................. — — — (0.52) — —
Total distributions ................... — (0.13) (0.17) (0.58) (0.25) (0.09)
Net asset value, end of period .......... $24.34 $20.78 $22.65 $19.32 $24.08 $21.60
Total return
e
....................... 17.13% (7.66)% 18.15% (17.35)% 12.66% 10.64%
Ratios to average net assets
f
Expenses
g
........................ 2.09%
h
2.14%
h
2.10% 2.09%
h
2.09% 2.13%
h
Net investment income (loss) .......... 0.73% 0.69% 0.80% 0.61%
c
(0.05)% 0.64%
d
Supplemental data
Net assets, end of period (000’s) ........ $29,249 $27,498 $46,132 $58,610 $134,117 $128,766
Portfolio turnover rate ................ 13.72% 28.18% 17.06% 33.11% 67.89% 34.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.38%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.03 $22.93 $19.58 $24.30 $21.79 $19.76
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.33 0.42 0.41
c
0.25 0.32
d
Net realized and unrealized gains (losses) 3.51 (1.85) 3.40 (4.41) 2.78 2.03
Total from investment operations ........ 3.73 (1.52) 3.82 (4.00) 3.03 2.35
Less distributions from:
Net investment income .............. — (0.38) (0.47) (0.20) (0.52) (0.32)
Net realized gains ................. — — — (0.52) — —
Total distributions ................... — (0.38) (0.47) (0.72) (0.52) (0.32)
Net asset value, end of period .......... $24.76 $21.03 $22.93 $19.58 $24.30 $21.79
Total return
e
....................... 17.74% (6.57)% 19.51% (16.41)% 13.92% 11.93%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.16% 1.05% 1.06% 0.97% 0.99%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.98% 1.02% 0.97% 0.97% 0.95% 0.96%
Net investment income ............... 1.82% 1.83% 1.93% 1.73%
c
1.09% 1.81%
d
Supplemental data
Net assets, end of period (000’s) ........ $3,224 $2,191 $2,931 $3,371 $4,523 $2,601
Portfolio turnover rate ................ 13.72% 28.18% 17.06% 33.11% 67.89% 34.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.55%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments (unaudited), June 30, 2021
Franklin Mutual Financial Services Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.5%
Banks 43.7%
a
AB&T Financial Corp. .................................. United States 226,100 $ 109,647
Bank of America Corp. ................................. United States 301,262 12,421,032
Barclays plc ......................................... United Kingdom 5,970,072 14,168,470
b
BAWAG Group AG, 144A, Reg S .......................... Austria 239,772 12,769,652
BNP Paribas SA ...................................... France 252,625 15,855,992
CaixaBank SA ........................................ Spain 3,802,254 11,707,012
Citizens Financial Group, Inc. ............................ United States 337,857 15,497,501
First Horizon Corp. .................................... United States 712,129 12,305,589
ING Groep NV ....................................... Netherlands 1,280,801 17,003,236
JPMorgan Chase & Co. ................................. United States 22,280 3,465,431
PNC Financial Services Group, Inc. (The) ................... United States 24,200 4,616,392
Primis Financial Corp. .................................. United States 649,760 9,915,338
Shinsei Bank Ltd. ..................................... Japan 271,911 3,575,948
Standard Chartered plc ................................. United Kingdom 1,200,017 7,658,827
Synovus Financial Corp. ................................ United States 287,511 12,615,983
UniCredit SpA ........................................ Italy 565,942 6,691,526
Wells Fargo & Co. ..................................... United States 370,370 16,774,057
177,151,633
Capital Markets 5.8%
Credit Suisse Group AG, A .............................. Switzerland 716,679 7,502,142
c
Deutsche Bank AG .................................... Germany 1,078,519 14,062,582
b,c
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,396,063 1,982,757
23,547,481
Consumer Finance 3.1%
Capital One Financial Corp. ............................. United States 80,810 12,500,499
Diversified Financial Services 6.1%
M&G plc ............................................ United Kingdom 2,499,279 7,918,050
Voya Financial, Inc. .................................... United States 276,250 16,989,375
24,907,425
Household Durables 2.1%
c
Cairn Homes plc ...................................... Ireland 6,659,782 8,430,025
Insurance 34.0%
c
Alleghany Corp. ...................................... United States 21,755 14,512,108
ASR Nederland NV .................................... Netherlands 339,738 13,156,274
c
Brighthouse Financial, Inc. .............................. United States 71,900 3,274,326
c
BRP Group, Inc., A .................................... United States 243,561 6,490,901
China Pacific Insurance Group Co. Ltd., H ................... China 1,123,400 3,528,874
c
Conduit Holdings Ltd. .................................. United States 1,295,000 9,405,391
Direct Line Insurance Group plc .......................... United Kingdom 3,601,222 14,205,017
Everest Re Group Ltd. ................................. United States 54,700 13,784,947
Hartford Financial Services Group, Inc. (The) ................ United States 269,652 16,710,334
d
International General Insurance Holdings Ltd. ................ Jordan 1,211,455 11,266,532
MetLife, Inc. ......................................... United States 244,370 14,625,545
NN Group NV ........................................ Netherlands 280,396 13,246,839
T&D Holdings, Inc. .................................... Japan 284,369 3,690,557
137,897,645
IT Services 2.6%
Alliance Data Systems Corp. ............................. United States 44,300 4,615,617
Global Payments, Inc. .................................. United States 32,800 6,151,312
10,766,929

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 0.1%
c
Dolphin Capital Investors Ltd. ............................ United Kingdom 3,979,650 $ 247,745
Total Common Stocks (Cost $330,651,523) .....................................
395,449,382
Principal
Amount
*
Convertible Bonds 0.1%
Banks 0.1%
b
Credit Suisse Group Guernsey VII Ltd. , BR , Senior Note , 144A, Reg
S, 3% , 11/12/21 ..................................... Switzerland 285,000 CHF 346,867
Total Convertible Bonds (Cost $313,825) .......................................
346,867
Total Long Term Investments (Cost $330,965,348) ...............................
395,796,249
a
Short Term Investments 0.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
e
FHLB, 7/01/21 ....................................... United States 100,000 100,000
e
U.S. Treasury Bills ,
7/01/21 ........................................... United States 2,000,000 2,000,000
10/28/21 .......................................... United States 1,000,000 999,835
2,999,835
Total U.S. Government and Agency Securities (Cost $3,099,917) ..................
3,099,835
f
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Shares
Money Market Funds 0.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 185,000 185,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
i
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 7/01/21
(Maturity Value $46,495)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$47,425) .......................................... 46,495 46,495
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $231,495) .............................................................
231,495
Total Short Term Investments (Cost $3,331,412 ) .................................
3,331,330
a
Total Investments (Cost $334,296,760) 98.4% ...................................
$399,127,579
Other Assets, less Liabilities 1.6% .............................................
6,313,884
Net Assets 100.0% ...........................................................
$405,441,463

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 9,195,375 9/13/21 $ 273,654
Foreign Exchange GBP/USD ................... Short 112 9,663,500 9/13/21 257,536
Total Futures Contracts ...................................................................... $531,190
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... UBSW Buy 11,187,358 101,031 7/16/21 $ — $ (310)
Japanese Yen ...... UBSW Sell 815,715,569 7,448,859 7/16/21 104,820 —
Swiss Franc ....... HSBK Sell 7,133,414 7,860,096 7/19/21 147,025 —
British Pound ...... HSBK Buy 402,646 555,926 7/23/21 1,116 —
British Pound ...... SSBT Sell 11,230,285 15,616,894 7/23/21 80,331 —
British Pound ...... UBSW Buy 574,737 796,118 7/23/21 — (996)
British Pound ...... UBSW Sell 1,370,789 1,896,444 7/23/21 23 —
British Pound ...... HSBK Sell 43,957 62,243 8/18/21 1,428 —
British Pound ...... SSBT Sell 279,541 395,887 8/18/21 9,140 —
British Pound ...... UBSW Sell 15,257,476 21,511,395 8/18/21 402,536 —
Euro ............. BOFA Sell 2,692,007 3,286,887 8/23/21 90,972 —
Euro ............. HSBK Buy 2,319,155 2,767,912 8/23/21 — (14,644)
Euro ............. HSBK Sell 7,028,519 8,536,717 8/23/21 192,552 —
Euro ............. SSBT Sell 2,561,023 3,042,290 8/23/21 5,142 (3,266)
Euro ............. UBSW Sell 1,740,318 2,135,210 8/23/21 69,128 —
Euro ............. HSBK Sell 7,211,333 8,588,843 10/07/21 58,158 (39,108)
Euro ............. SSBT Sell 4,800,475 5,665,184 10/07/21 — (39,598)
Euro ............. UBSW Sell 5,980,962 7,243,330 10/07/21 135,683 —
Euro ............. HSBK Sell 9,601,192 11,658,929 11/17/21 237,617 —
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 11 regarding holdings of 5% voting securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $15,099,276, representing 3.7% of net assets.
c
Non-income producing.
d
A portion or all of the security is on loan at June 30, 2021. See Note 1(e).
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 1(e) regarding securities on loan.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding joint repurchase agreement.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. UBSW Sell 9,515,490 11,552,729 11/17/21 $ 233,366 $ —
Total Forward Exchange Contracts ................................................... $1,769,037 $(97,922)
Net unrealized appreciation (depreciation) ............................................ $1,671,115
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 10 regarding other derivative information.
See Abbreviations on page 34 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Mutual
Financial
Services Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $331,838,510
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................................................... 2,411,755
Cost - Unaffiliated repurchase agreements ...................................................... 46,495
Value - Unaffiliated issuers (Includes securities loaned of $ 222,270 ) ................................... $398,786,437
Value - Non-controlled affiliates (Note 3 f and 11 ) .................................................. 294,647
Value - Unaffiliated repurchase agreements ...................................................... 46,495
Cash .................................................................................... 3,691,863
Foreign currency, at value (cost $ 231,062 ) ........................................................ 231,062
Receivables:
Capital shares sold ........................................................................ 468,128
Dividends and interest ..................................................................... 575,364
European Union tax reclaims (Note 1 f ) ......................................................... 374,927
Deposits with brokers for:
Futures contracts ........................................................................ 388,280
Variation margin on futures contracts ........................................................... 76,225
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,769,037
Other assets .............................................................................. 260,077
Total assets .......................................................................... 406,962,542
Liabilities:
Payables:
Capital shares redeemed ................................................................... 230,657
Management fees ......................................................................... 301,113
Distribution fees .......................................................................... 77,513
Transfer agent fees ........................................................................ 69,036
Reports to shareholders .................................................................... 80,352
Trustees' fees and expenses ................................................................. 35,533
IRS closing agreement fees for European Union tax reclaims (Note 1 f ) ................................. 318,643
Unrealized depreciation on OTC forward exchange contracts .......................................... 97,922
Payable upon return of securities loaned (Note 1 e ) .................................................. 231,495
Accrued expenses and other liabilities ........................................................... 78,815
Total liabilities ......................................................................... 1,521,079
Net assets, at value ................................................................. $405,441,463
Net assets consist of:
Paid-in capital ............................................................................. $398,194,786
Total distributable earnings (losses) ............................................................. 7,246,677
Net assets, at value ................................................................. $405,441,463

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin Mutual
Financial
Services Fund
Class Z:
Net assets, at value ....................................................................... $125,140,819
Shares outstanding ........................................................................ 5,090,550
Net asset value and maximum offering price per share ............................................. $24.58
Class A:
Net assets, at value ....................................................................... $247,827,991
Shares outstanding ........................................................................ 10,061,946
Net asset value per share
a
.................................................................. $24.63
Maximum offering price per share (net asset value per share ÷ 94 .50% ) ................................ $26.06
Class C:
Net assets, at value ....................................................................... $29,249,146
Shares outstanding ........................................................................ 1,201,701
Net asset value and maximum offering price per share
a
............................................. $24.34
Class R6:
Net assets, at value ....................................................................... $3,223,507
Shares outstanding ........................................................................ 130,173
Net asset value and maximum offering price per share ............................................. $24.76
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Mutual
Financial
Services Fund
Investment income:
Dividends: (net of foreign taxes of $320,226)
Unaffiliated issuers ........................................................................ $5,492,519
Non-controlled affiliates (Note 3 f and 11 ) ........................................................ 576
Interest:
Unaffiliated issuers ........................................................................ 6,778
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,738
Non-controlled affiliates (Note 3 f ) ............................................................. 3
Other income (Note 1 f ) ....................................................................... 3,499
Total investment income ................................................................... 5,505,113
Expenses:
Management fees (Note 3 a ) ................................................................... 1,693,766
Distribution fees: (Note 3c )
Class A ................................................................................ 295,345
Class C ................................................................................ 146,645
Transfer agent fees: (Note 3e )
Class Z ................................................................................ 80,502
Class A ................................................................................ 159,594
Class C ................................................................................ 19,825
Class R6 ............................................................................... 2,401
Custodian fees (Note 4 ) ...................................................................... 6,666
Reports to shareholders ...................................................................... 42,361
Registration and filing fees .................................................................... 33,488
Professional fees ........................................................................... 52,390
Trustees' fees and expenses .................................................................. 11,990
Other .................................................................................... 7,611
Total expenses ......................................................................... 2,552,584
Expense reductions (Note 4 ) ............................................................... (55)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (2,053)
Net expenses ......................................................................... 2,550,476
Net investment income ................................................................ 2,954,637
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 836,477
Foreign currency transactions ................................................................ (40,621)
Forward exchange contracts ................................................................. (3,065,734)
Futures contracts ......................................................................... (498,069)
Net realized gain (loss) .................................................................. (2,767,947)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 52,690,624
Non-controlled affiliates (Note 3 f and 11 ) ...................................................... (37,318)
Translation of other assets and liabilities denominated in foreign currencies .............................. (23,626)
Forward exchange contracts ................................................................. 5,850,238
Futures contracts ......................................................................... 729,137
Net change in unrealized appreciation (depreciation) ............................................ 59,209,055
Net realized and unrealized gain (loss) ............................................................ 56,441,108
Net increase (decrease) in net assets resulting from operations .......................................... $59,395,745

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin Mutual Financial Services Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,954,637 $4,006,314
Net realized gain (loss) ................................................. (2,767,947) (47,662,001)
Net change in unrealized appreciation (depreciation) ........................... 59,209,055 (3,964,320)
Net increase (decrease) in net assets resulting from operations ................ 59,395,745 (47,620,007)
Distributions to shareholders:
Class Z ............................................................. — (1,737,034)
Class A ............................................................. — (3,028,717)
Class C ............................................................. — (172,058)
Class R6 ............................................................ — (39,029)
Total distributions to shareholders .......................................... — (4,976,838)
Capital share transactions: (Note 2 )
Class Z ............................................................. 2,578,867 (19,671,087)
Class A ............................................................. 2,366,408 (38,992,744)
Class C ............................................................. (2,777,176) (12,372,390)
Class R6 ............................................................ 783,953 (493,087)
Total capital share transactions ............................................ 2,952,052 (71,529,308)
Net increase (decrease) in net assets ................................... 62,347,797 (124,126,153)
Net assets:
Beginning of period ..................................................... 343,093,666 467,219,819
End of period .......................................................... $405,441,463 $343,093,666

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
Franklin Mutual Financial Services Fund
22
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Financial Services Fund
(Fund) is included in this report. The Fund offers four classes of shares: Class Z, Class A, Class C and Class R6. Class
C shares automatically convert to Class A shares after
they have been held for 10 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Financial Services Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Financial Services Fund
(continued)
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on June 30, 2021.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At June 30, 2021, the Fund had no OTC
derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2021, the Fund received $1,047,284 in U.K.
Treasury Bonds and U.S. Treasury Bills, Bonds and Notes
as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
25
franklintempleton.com
Semiannual Report
Franklin Mutual Financial Services Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 10 regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns. In the event that EU reclaims received by the Fund
during a fiscal year exceed foreign withholding taxes paid
by the Fund, and the Fund previously passed through to
its shareholders foreign taxes incurred by the Fund to be
used as a credit or deduction on a shareholder’s income
tax return, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021 , there were an unlimited number of shares authorized (without par value) . Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 544,344 $12,995,928 885,209 $15,601,988
Shares issued in reinvestment of distributions .......... — — 78,955 1,603,385
Shares redeemed ............................... (441,180) (10,417,061) (2,087,013) (36,876,460)
Net increase (decrease) .......................... 103,164 $2,578,867 (1,122,849) $(19,671,087)
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Financial Services Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.875% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,006,927 $24,284,428 1,404,069 $23,829,027
Shares issued in reinvestment of distributions .......... — — 143,965 2,928,431
Shares redeemed ............................... (929,578) (21,918,020) (3,772,083) (65,750,202)
Net increase (decrease) .......................... 77,349 $2,366,408 (2,224,049) $(38,992,744)
Class C Shares:
Shares sold ................................... 93,943 $2,257,803 164,610 $2,798,831
Shares issued in reinvestment of distributions .......... — — 8,558 169,668
Shares redeemed
a
.............................. (215,209) (5,034,979) (886,887) (15,340,889)
Net increase (decrease) .......................... (121,266) $(2,777,176) (713,719) $(12,372,390)
Class R6 Shares:
Shares sold ................................... 98,352 $2,413,548 68,045 $1,147,174
Shares issued in reinvestment of distributions .......... — — 1,907 39,029
Shares redeemed ............................... (72,361) (1,629,595) (93,598) (1,679,290)
Net increase (decrease) .......................... 25,991 $783,953 (23,646) $(493,087)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
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Franklin Mutual Financial Services Fund
(continued)
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
 The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Fund paid transfer agent fees of $262,322, of which $128,281 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $15,150
CDSC retained .............................................................................. $1,401
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
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Franklin Mutual Financial Services Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2021, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $276,000 $(91,000) $ — $ — $185,000 185,000 $3
Total Affiliated Securities .... $— $276,000 $(91,000) $— $— $185,000 $3
a
Projected benefit obligation at June 30, 2021 .......... $35,533
b
Increase (decrease) in projected benefit obligation ...... $(13)
Benefit payments made to retired trustees ............. $(128)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
30
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Franklin Mutual Financial Services Fund
(continued)
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, corporate actions, futures contracts and wash sales.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$57,996,150 and $50,818,451, respectively.
At June 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$231,495 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $11,141,755
Long term ................................................................................ 47,458,165
Total capital loss carryforwards ............................................................... $58,599,920
Cost of investments .......................................................................... $335,950,555
Unrealized appreciation ........................................................................ $92,366,767
Unrealized depreciation ........................................................................ (26,987,437)
Net unrealized appreciation (depreciation) .......................................................... $65,379,330

Franklin Mutual Series Funds
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Franklin Mutual Financial Services Fund
(continued)
10. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of futures contracts represented $19,025,120.
The average month end contract value of forward exchange contracts was $117,693,795.
See Note 1(d) regarding derivative financial instruments.
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2021, investments in “affiliated companies” were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Financial Services Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 531,190
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
1,769,037 Unrealized depreciation on OTC
forward exchange contracts
97,922
Total .................... $2,300,227 $97,922
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Financial Services Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(498,069) Futures contracts $729,137
Forward exchange contracts (3,065,734) Forward exchange contracts 5,850,238
Total ....................... $(3,563,803) $6,579,375

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Financial Services Fund
(continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp .. $ 146,965 $ — $ — $ — $ (37,318) $ 109,647 226,100 $ 576
Total Affiliated Securities
(Value is 0.0%
†
of Net
Assets) .......... $146,965 $— $— $ — $ (37,318) $109,647 $576
†
Rounds to less than 0.1% of net assets.
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
33
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Franklin Mutual Financial Services Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 13, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021.
Further details are disclosed in the Fund’s Prospectus.
Level 1 Level 2 Level 3 Total
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... $ 87,611,323 $ 89,540,310 $ — $ 177,151,633
Capital Markets ........................ — 23,547,481 — 23,547,481
Consumer Finance ..................... 12,500,499 — — 12,500,499
Diversified Financial Services ............. 16,989,375 7,918,050 — 24,907,425
Household Durables .................... 8,430,025 — — 8,430,025
Insurance ............................ 90,070,084 47,827,561 — 137,897,645
IT Services ........................... 10,766,929 — — 10,766,929
Real Estate Management & Development .... 247,745 — — 247,745
Convertible Bonds ....................... — 346,867 — 346,867
Short Term Investments ................... 3,184,835 146,495 — 3,331,330
Total Investments in Securities ........... $229,800,815 $169,326,764
a
$— $399,127,579
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,769,037 $ — $ 1,769,037
Futures contracts ........................ 531,190 — — 531,190
Total Other Financial Instruments ......... $531,190 $1,769,037 $— $2,300,227
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 97,922 $ — $ 97,922
a
Includes foreign securities valued at $168,723,755, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Financial Services Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
FHLB
Federal Home Loan Banks

Franklin Mutual Series Funds
Shareholder Information
35
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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Financial Services Fund
(Fund)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 19, 2021, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at regular Board meetings,
as well as information specifically requested and furnished
for the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,

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management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, noting continuing expenditures by
management to increase and improve the scope of such
services and favorable periodic reports on shareholder
services conducted by independent third parties. While such
considerations directly affected the trustees’ decision in
renewing the Fund’s transfer agent and shareholder services
agreement, the Board also considered these commitments
as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2020.
They considered the history of performance of the Fund

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Semiannual Report
relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
As part of these discussions, the Board had extensive
discussions with senior management of FT regarding the
retirement of the Chief Investment Officer of the investment manager and the appointment of the new Chief Investment
Officer effective November 2, 2020, as well as other
personnel matters. In addition to the materials provided by
management in connection with the renewal process, the
independent trustees requested throughout the year (and
received) additional presentations from the investment
manager and senior management of FT regarding the
performance of the investment manager and the Fund. As
part of these presentations, the investment manager and
senior management of FT reviewed enhancements that
have been made, and are being made, to the investment
manager’s investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional global financial services funds. The Fund had total returns in the lowest performing
quintile for the one-year period ended December 31, 2020,
and had annualized total returns for the three- and five-year periods in the lowest performing quintiles. The trustees noted
that the Fund’s total return on an annualized basis for the 10-
year period ended December 31, 2020 was in the second-
lowest performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including
measures of risk-adjusted performance of a fund, as part
of their evaluation of investment performance. The trustees
discussed with management the reasons for the relative
underperformance for the one-, three-, five- and 10-year
periods ended December 31, 2020. While disappointed with
the relative underperformance of the Fund, the Board did
not believe that any changes with respect to the Fund were
warranted at the time, particularly since the recent personnel changes had taken effect on November 2, 2020 and the
enhancements to the investment manager’s personnel and
investment process continue to be implemented. The Board
noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
The Fund’s contractual management fee rate was in the
second-most expensive quintile of its Lipper expense
group and its total expenses were also in the second-most
expensive quintile of such group. The Board noted that
the Fund’s total expenses were within 2.2 basis point of
its Lipper expense group median. The Board found such
comparative fees and expenses to be acceptable in view of
factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.

Franklin Mutual Series Funds
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38
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Semiannual Report
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2020,
the most recent fiscal year-end of Franklin Resources, Inc.
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE
The Board considered economies of scale realized by the
investment manager and its affiliates as the Fund grows
larger and the extent to which they are shared with Fund
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a larger profit margin on investment management services provided
to such a fund. The trustees also noted that benefits of
economies of scale will be shared with Fund shareholders
due to the decline in the effective investment management
fee rate as breakpoints are achieved by the Fund.
The trustees noted that breakpoints had been instituted as
part of the Fund’s investment management fee and that the
Board regularly evaluates whether additional breakpoints are appropriate. The trustees believed the breakpoints were, and continue to be, appropriate and they agreed to continue to
monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under
management would have on the investment management
fee and expense ratio of the Fund. To the extent further
economies of scale may be realized by the investment
manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits with the
Fund and its shareholders.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)

Franklin Mutual Series Funds
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39
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Semiannual Report
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

479 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Mutual Financial Services Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C & R6)
(800) 448-FUND -
(Class Z)

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Shares Fund
A Series of Franklin Mutual Series Funds
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Shares Fund Shareholder:
After a difficult period of lockdowns, anxiety and grief, the beginning of 2021 brought much needed optimism and the
promise of relief. Before the start of the reporting period, our unsung heroes in lab coats announced viable vaccine
candidates. By December 2020, vaccines were approved for
emergency use. An additional stimulus package was also
passed, delivering financial assistance to many people in
need. Ten-year U.S. Treasury rates rose as investors began
to anticipate a possible economic recovery. A rotation out of growth stocks and into value stocks took place, which set
the tone for much of the six-month period through June 30,
2021.
The rotation into many “reopening” names meant that
companies which had benefited from consumer behavior
shifts during the lockdown, such as online payment
processors, online retailers, and remote worker infrastructure providers, fell out of favor. Instead, companies that stood to benefit from economic reopening, such as hotels, casinos,
restaurants, and other leisure companies, received a boost.
Smaller capitalization companies, which tend to be more
sensitive to the economic cycle, also outperformed their
larger capitalization counterparts for much of the six months.
The new Biden administration, and its focus on overhauling
America’s infrastructure, also supported a rally in building products companies and other potential beneficiaries of
the country’s structural overhaul. The U.S. government
successfully passed an additional stimulus bill in March
2021, and progress toward an infrastructure plan is ongoing.
In addition to the reopening theme driving performance, the
“reflation trade” also dominated much of the six months. The massive amounts of stimulus provided by central banks,
combined with increased consumer spending and supply
chain difficulties, led to building inflationary pressure and rising interest rates. This propelled some areas of global
markets upward, such as many companies in the financials
and energy sectors. However, toward period-end, investor
concerns over rising inflation worked to constrain global
equity market gains.
During the last half of the period, regional vaccination rates were a significant influencer of market activity. Geographic regions such as the U.S., where vaccine distribution was
widespread, experienced markedly higher economic
recovery than regions with lower vaccination rates. In
addition, a new coronavirus variant called the Delta variant, spread quickly through many countries that lacked vaccine
distribution infrastructure, further delaying progress towards normalcy in these areas.
Not all progress is evidenced by a steady march forward.
Markets continue to be affected by global vaccine distribution and ongoing complications surrounding COVID-19. As
concerns about mounting inflation and fluctuating interest
rates influence investor behavior, pockets of volatility
may crop up. However, market volatility can often present
opportunities. We remain focused on identifying stocks
trading at attractive valuations based upon our assessment
of fair value. Our process of finding underappreciated and
misunderstood companies with identifiable catalysts to
unlock shareholder value may provide meaningful upside
potential, and a degree of downside protection during
turbulent periods. To that end, we recognize the importance
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
On the following pages, the portfolio management team
reviews investment decisions made during the past six
months considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of June 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Mutual Shares Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 21
Notes to Financial Statements 25
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMI ANNUAL REPORT
Franklin Mutual Shares Fund
This semi annual report for Franklin Mutual Shares Fund
covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests primarily
in equity securities of U.S. and foreign companies that we
believe are available at market prices less than their intrinsic value. The equity securities in which the Fund invests are
primarily common stock, with a current focus on mid- and
large-cap companies. To a lesser extent, the Fund also
invests in merger arbitrage securities and the debt and
equity of distressed companies. The Fund may invest up
to 35% of its assets in foreign securities and participations in foreign government debt. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
*The Fund held 12.6% of total net assets in foreign securities.
Performance Overview
The Fund’s Class Z shares posted a +16.98% cumulative
total return for the six months ended June 30, 2021. For
comparison, the Fund’s new benchmark, the Russell 1000
®
Value Index, which measures the performance of the large-
cap value segment of the U.S. equity universe, posted
a +17.05% cumulative total return for the period under
review.
1,2
Also for comparison, the Fund’s prior benchmark,
the Standard & Poor’s
®
500 Index (S&P 500
®
), which is
a broad measure of U.S. stock performance, posted a
+15.25% cumulative total return for the same period.
2
The
Russell 1000
®
Value Index is replacing the S&P 500 as
the Fund’s benchmark. The investment manager believes
the composition of the Russell 1000
®
Value Index more
accurately reflects the Fund’s current investment strategy
and portfolio characteristics. You can find more of the Fund’s performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +12.30% total return for the six months ended June
30, 2021.
2
Global equities benefited from monetary and fiscal
stimulus measures, rebounding economic activity and easing
novel coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
Geographic Composition*
6/30/21
% of Total
Net Assets
United States 81.1%
United Kingdom 5.5%
Netherlands 2.3%
Switzerland 2.0%
South Korea 1.9%
Other 0.9%
Short-Term Investments & Other Net Assets 6.3%
1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

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Semiannual Report
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR (USD), to post a +11.80% total
return for the six months under review.
2
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a +4.54% total return for the six-month period.
2
The region’s economic recovery was pressured by
weak domestic demand, most notably in China, despite
improvement in manufacturing and exports. Asian equity
markets experienced increased volatility near period-end due to inflation concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a +7.45% total
return for the six months under review.
2
The recovery in
oil and industrial metals prices supported global emerging
market equities. Late in the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and inflation amid higher
commodity prices dampened investor enthusiasm in global
emerging market equities.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies
as well. Our portfolio selection process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (ESG) factors on the
long-term risk and return profile of a company.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
Before the start of the period, a large, multi-year
performance gap existed between growth and value stocks.
The beginning of 2021 brought a rotation into value stocks
Top 10 Industries
6/30/21
% of Total
Net Assets
a
Banks 9.6%
Pharmaceuticals 9.3%
Insurance 6.3%
Software 5.5%
Oil, Gas & Consumable Fuels 5.4%
Health Care Providers & Services 4.9%
Media 4.9%
Technology Hardware, Storage & Peripherals 3.7%
Food Products 3.0%
Tobacco 3.0%

Franklin Mutual Shares Fund
5
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Semiannual Report
that lasted for much of the period, narrowing the gap. For
the six-month period ending June 30, 2021, the MSCI World
Value Index-NR (USD) posted a +14.72% total return,
while the MSCI World Growth Index-NR (USD) posted a
+11.14% total return.
2
While “the reopening trade” boosted
the stock prices of many companies that stood to benefit
from economic reopening and citizens’ reentry into a more
normalized society, a bigger driver of performance within our portfolios was “the reflation trade,” reflecting expectations of rising interest rates and increasing inflationary pressures.
Fiscal and monetary stimulus, increased demand for certain
products such as automobiles where production was
constrained by supply bottlenecks, a steepening yield curve
and commodity price increases are drivers of the reflation
trade.
Many of Franklin Mutual Series’ portfolios had a significant position in banks. The team had invested in these stocks
due to their discounted pricing compared to our assessment
of fair value. When rates started to rise at the beginning
of the period, financial companies benefited. Higher rates
generally mean high spreads on lending products. Moreover,
increased economic activity and overall confidence in future economic growth spurs increased lending activity, which is
also good for banks. Investments in companies such as ING
Groep, Wells Fargo and Capital One Financial were some of
our biggest contributors to absolute performance during the
period. In the Top 10 Industries table on page 4, "Banks" is listed with other industries in which the Fund invests.
Our traditional value equity investment approach is
complemented with two other investment strategies we use
to take advantage of special situations, which are merger
arbitrage and distressed investing. We were active in special situations investing during the first half of 2021. During
the period, our new ideas were driven by merger arbitrage
opportunities, while our attention in credit remained focused on opportunistic performing and stressed names, in addition
to post-reorganization distressed securities.
Within merger arbitrage, which involves trading the stocks
of companies involved in a merger or acquisition, activity
has been significant. Strong global markets and cheap and
available financing have helped to increase and sustain
merger activity. As corporations seek inorganic growth
opportunities across products, service offerings and end
markets while extracting merger synergies, we expect deal
momentum to continue. We are seeking opportunities that
either present a straightforward rate of return with relatively low risk, deals with high discounts due to concerns over the antitrust review process, or deals stemming from unsolicited approaches or auctions.
Within our distressed credit strategy, historically low rates and a steepening yield curve drove tight credit spreads. As
a result, total risk-adjusted return potential in performing and stressed credit was muted during the period, particularly
in fixed-rate, long duration investments. Given the current
environment, we have limited the scope of our investments
in distressed credit.
Fund Performance
Turning to Fund performance, top positive contributors
included Eli Lilly, Williams Companies and Wells Fargo.
Williams Companies is listed among the Fund’s largest
positions in the Top 10 Holdings table on this page.
Shares of drug company Eli Lilly appreciated during the
period and contributed positively to portfolio results. The
company's stock appreciated strongly given positive phase
2 data for its Alzheimer's compound, Donanemab. Eli Lilly
expected to file Donanemab with the U.S. Food and Drug
Administration (FDA) earlier than originally planned, due
to the FDA's recent approval of Aduhelm, an Alzheimer's
product from Biogen (not a Fund holding). In addition,
demand for Eli Lilly’s diabetes drug, Trulicity, continues to grow strongly, and its key diabetes pipeline compound,
Tirzepatide, showed positive results in multiple phase 3
clinical trials, which further strengthens the company’s
position in the growing diabetes end market.
Natural gas pipeline operator Williams Companies was
among the leading contributors to Fund results for the
period. The stock price appreciated throughout the period
based on resilient operations and positive financial
announcements which beat estimates. In February,
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Charter Communications, Inc. 3.0%
Media, United States
CVS Health Corp. 2.7%
Health Care Providers & Services, United States
GlaxoSmithKline plc 2.6%
Pharmaceuticals, United Kingdom
Merck & Co., Inc. 2.6%
Pharmaceuticals, United States
Williams Cos., Inc. (The) 2.5%
Oil, Gas & Consumable Fuels, United States
ING Groep NV 2.3%
Banks, Netherlands
Johnson Controls International plc 2.3%
Building Products, United States
Sensata Technologies Holding plc 2.2%
Electrical Equipment, United States
Oracle Corp. 2.2%
Software, United States
Anthem, Inc. 2.2%
Health Care Providers & Services, United States

Franklin Mutual Shares Fund
6
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Semiannual Report
Williams reported strong fourth-quarter 2020 results and
2021 guidance that surpassed expectations. May brought
another expectation-beating first-quarter 2021 financial
announcement. Positive first-quarter results were driven by
strong underlying performance and one-off gains related to
winter storm Uri. Efforts to accelerate growth appear to be
taking hold, along with an improved macro backdrop.
Wells Fargo was among the leading contributors to Fund
results during the period. The company announced its first-
quarter 2021 results in April. Headline earnings per share
beat consensus expectations. The mortgage and investment
banking business lines generated strong fee revenues and
management expects profitability of the company’s other
core lines of business to improve as the economy continues
to reopen. The stock performed well throughout the
remainder of the six-month period.
During the period under review, Fund investments that
detracted from performance included Cognizant Technology
Solutions, BAE Systems and Credit Suisse Group.
Outsourcing services company Cognizant Technology
Solutions detracted from results during the period. The stock fell precipitously in May after the company’s first-quarter
2021 earnings call. Despite financial results that were largely in-line with expectations, investors reacted negatively as
the company lowered its full-year margin guidance to tackle
a high employee attrition rate, which led to lost business
opportunities due to the inability to source talent. Long term, the company is investing in its recruiting and employee
retention efforts and building out its automation technology to decouple employee headcount growth from revenue growth.
Global defense company BAE Systems hindered results
during the six-month period. The stock experienced
volatility early in the period, due in part to President Biden’s anticipated proposed cuts in defense spending. We think
the stock already reflects these changes in the U.S. defense budgets, which was not as bad as feared and does not give
much consideration to the non-U.S. side of the business,
which currently produces half of its revenue and is growing
at a much faster pace than the U.S. business. Nevertheless,
as the stock was approaching our estimate of fair value, we
decided to exit the position to pursue other opportunities
within the sector which offered better risk/reward profiles.
The stock of Switzerland-based financial services company
Credit Suisse detracted from portfolio results during the
six-month period. In March, the price fell due to two large
risk management lapses at the firm. First, the collapse of
Greensill, which is a provider of supply chain finance to
companies around the world. Funds managed by Credit
Suisse had approximately $10 billion of exposure. Since the
collapse of Greensill, Credit Suisse continues to work on
recovering and returning investors’ capital. Second, the firm had outsized exposure to Archegos Capital Management, a
prime broker client of the firm. Although multiple global banks suffered losses, Credit Suisse suffered significantly higher losses than others, with a $5.5 billion write-off booked during the quarter. As a result of this charge, it was forced to raise close to $2 billion to shore up the bank's capital. In response to the two events, Credit Suisse announced multiple
restructuring programs and management changes. The
stock traded within a narrow price range for the remainder of the period, and we sold our position.
During the period, the Fund held currency forwards
and futures, seeking to substantially hedge most of the
currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a positive overall impact on the Fund’s
performance as the U.S. dollar rose against most currencies
during the period.
Thank you for your participation in Franklin Mutual
Shares Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Grace Hoefig
Debbie A. Turner, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
Franklin Mutual Shares Fund
7
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
6-Month +16.98% +16.98%
1-Year +41.27% +41.27%
5-Year +51.33% +8.64%
10-Year +124.44% +8.42%
A
3
6-Month +16.81% +10.38%
1-Year +40.90% +33.18%
5-Year +49.43% +7.15%
10-Year +118.41% +7.51%
See page 8 for Performance Summary footnotes.

Franklin Mutual Shares Fund
Performance Summary
8
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms.
The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
Z 0.80%
A 1.05%

Your Fund’s Expenses
Franklin Mutual Shares Fund
9
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1, 2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1, 2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,169.80 $4.33 $1,020.80 $4.03 0.80%
A $1,000 $1,168.10 $5.67 $1,019.56 $5.28 1.05%
C $1,000 $1,163.50 $9.68 $1,015.85 $9.02 1.80%
R $1,000 $1,166.30 $7.01 $1,018.32 $6.53 1.30%
R6 $1,000 $1,169.80 $4.00 $1,021.10 $3.73 0.74%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.33 $27.56 $24.25 $28.63 $28.22 $26.00
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.83
c
0.63 0.51 0.65
d
0.63
e
Net realized and unrealized gains (losses) 4.06 (2.11) 4.90 (3.11) 1.73 3.48
Total from investment operations ........ 4.30 (1.28) 5.53 (2.60) 2.38 4.11
Less distributions from:
Net investment income .............. — (0.53) (0.71) (0.53) (0.68) (0.64)
Net realized gains ................. — (0.42) (1.51) (1.25) (1.29) (1.25)
Total distributions ................... — (0.95) (2.22) (1.78) (1.97) (1.89)
Net asset value, end of period .......... $29.63 $25.33 $27.56 $24.25 $28.63 $28.22
Total return
f
........................ 16.98% (4.34)% 23.13% (8.95)% 8.49% 15.88%
Ratios to average net assets
g
Expenses
h,i
........................ 0.80%
j
0.80%
j
0.78%
j
0.76%
j
0.78% 0.80%
j
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.02% 0.02% —%
k
—% 0.01%
Net investment income ............... 1.70% 3.56%
c
2.32% 1.77% 2.23%
d
2.33%
e
Supplemental data
Net assets, end of period (000’s) ........ $4,868,858 $4,376,135 $5,472,276 $5,189,476 $6,229,996 $7,681,881
Portfolio turnover rate ................ 20.37%
l
21.35% 21.71% 20.72% 18.15% 20.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.30%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.69%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.96%.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Benefit of expense reduction rounds to less than 0.01%.
j
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k
Rounds to less than 0.01%.
l
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 3(h).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.04 $27.26 $24.00 $28.35 $27.97 $25.78
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.76
c
0.56 0.43 0.58
d
0.56
e
Net realized and unrealized gains (losses) 4.01 (2.10) 4.85 (3.07) 1.70 3.45
Total from investment operations ........ 4.21 (1.34) 5.41 (2.64) 2.28 4.01
Less distributions from:
Net investment income .............. — (0.46) (0.64) (0.46) (0.61) (0.57)
Net realized gains ................. — (0.42) (1.51) (1.25) (1.29) (1.25)
Total distributions ................... — (0.88) (2.15) (1.71) (1.90) (1.82)
Net asset value, end of period .......... $29.25 $25.04 $27.26 $24.00 $28.35 $27.97
Total return
f
........................ 16.81% (4.60)% 22.86% (9.18)% 8.21% 15.61%
Ratios to average net assets
g
Expenses
h,i
........................ 1.05%
j
1.05%
j
1.03%
j
1.01%
j
1.03% 1.05%
j
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.02% 0.02% —%
k
—% 0.01%
Net investment income ............... 1.45% 3.32%
c
2.07% 1.52% 1.98%
d
2.08%
e
Supplemental data
Net assets, end of period (000’s) ........ $3,241,469 $2,965,127 $4,042,626 $3,852,134 $4,386,829 $4,737,576
Portfolio turnover rate ................ 20.37%
l
21.35% 21.71% 20.72% 18.15% 20.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Benefit of expense reduction rounds to less than 0.01%.
j
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k
Rounds to less than 0.01%.
l
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 3(h).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.02 $27.22 $23.97 $28.04 $27.68 $25.54
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.60
c
0.36 0.21 0.35
d
0.35
e
Net realized and unrealized gains (losses) 3.99 (2.12) 4.82 (3.00) 1.67 3.40
Total from investment operations ........ 4.09 (1.52) 5.18 (2.79) 2.02 3.75
Less distributions from:
Net investment income .............. — (0.26) (0.42) (0.03) (0.37) (0.36)
Net realized gains ................. — (0.42) (1.51) (1.25) (1.29) (1.25)
Total distributions ................... — (0.68) (1.93) (1.28) (1.66) (1.61)
Net asset value, end of period .......... $29.11 $25.02 $27.22 $23.97 $28.04 $27.68
Total return
f
........................ 16.35% (5.29)% 21.93% (9.87)% 7.37% 14.77%
Ratios to average net assets
g
Expenses
h,i
........................ 1.80%
j
1.80%
j
1.78%
j
1.76%
j
1.78% 1.80%
j
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.02% 0.02% —%
k
—% 0.01%
Net investment income ............... 0.70% 2.63%
c
1.32% 0.77% 1.23%
d
1.33%
e
Supplemental data
Net assets, end of period (000’s) ........ $221,629 $206,196 $302,296 $309,756 $995,665 $1,114,760
Portfolio turnover rate ................ 20.37%
l
21.35% 21.71% 20.72% 18.15% 20.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.37%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.69%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.96%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Benefit of expense reduction rounds to less than 0.01%.
j
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k
Rounds to less than 0.01%.
l
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 3(h).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.96 $27.17 $23.91 $28.21 $27.83 $25.66
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.70
c
0.49 0.36 0.50
d
0.49
e
Net realized and unrealized gains (losses) 3.99 (2.09) 4.83 (3.05) 1.70 3.42
Total from investment operations ........ 4.15 (1.39) 5.32 (2.69) 2.20 3.91
Less distributions from:
Net investment income .............. — (0.40) (0.55) (0.36) (0.53) (0.49)
Net realized gains ................. — (0.42) (1.51) (1.25) (1.29) (1.25)
Total distributions ................... — (0.82) (2.06) (1.61) (1.82) (1.74)
Net asset value, end of period .......... $29.11 $24.96 $27.17 $23.91 $28.21 $27.83
Total return
f
........................ 16.63% (4.80)% 22.55% (9.41)% 7.96% 15.31%
Ratios to average net assets
g
Expenses
h,i
........................ 1.30%
j
1.30%
j
1.28%
j
1.26%
j
1.28% 1.30%
j
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.02% 0.02% —%
k
—% 0.01%
Net investment income ............... 1.20% 3.06%
c
1.82% 1.27% 1.73%
d
1.83%
e
Supplemental data
Net assets, end of period (000’s) ........ $50,870 $48,216 $66,038 $74,345 $107,660 $123,013
Portfolio turnover rate ................ 20.37%
l
21.35% 21.71% 20.72% 18.15% 20.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.46%.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Benefit of expense reduction rounds to less than 0.01%.
j
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k
Rounds to less than 0.01%.
l
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 3(h).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.32 $27.55 $24.23 $28.61 $28.21 $25.98
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.83
c
0.64 0.53 0.70
d
0.66
e
Net realized and unrealized gains (losses) 4.07 (2.09) 4.92 (3.11) 1.71 3.49
Total from investment operations ........ 4.30 (1.26) 5.56 (2.58) 2.41 4.15
Less distributions from:
Net investment income .............. — (0.55) (0.73) (0.55) (0.72) (0.67)
Net realized gains ................. — (0.42) (1.51) (1.25) (1.29) (1.25)
Total distributions ................... — (0.97) (2.24) (1.80) (2.01) (1.92)
Net asset value, end of period .......... $29.62 $25.32 $27.55 $24.23 $28.61 $28.21
Total return
f
........................ 16.98% (4.27)% 23.26% (8.88)% 8.61% 16.05%
Ratios to average net assets
g
Expenses
h,i
........................ 0.74%
j
0.72%
j
0.70%
j
0.69%
j
0.67% 0.68%
j
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.02% 0.02% —%
k
—% 0.01%
Net investment income ............... 1.73% 3.57%
c
2.40% 1.84% 2.34%
d
2.45%
e
Supplemental data
Net assets, end of period (000’s) ........ $379,038 $1,449,696 $1,680,600 $3,160,186 $3,741,430 $1,896,497
Portfolio turnover rate ................ 20.37%
l
21.35% 21.71% 20.72% 18.15% 20.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.31%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Benefit of expense reduction rounds to less than 0.01%.
j
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k
Rounds to less than 0.01%.
l
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 3(h).

Franklin Mutual Series Funds
Statement of Investments (unaudited), June 30, 2021
Franklin Mutual Shares Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.7%
Aerospace & Defense 2.5%
a
Airbus SE ........................................... France 667,164 $ 85,973,228
b
Huntington Ingalls Industries, Inc. ......................... United States 643,353 135,586,645
221,559,873
Auto Components 0.0%
†
a,c,d,e
International Automotive Components Group Brazil LLC ........ Brazil 7,234,813 521,796
Automobiles 1.3%
a
General Motors Co. .................................... United States 1,860,006 110,056,555
Banks 9.6%
Bank of America Corp. ................................. United States 3,301,200 136,108,476
Citigroup, Inc. ........................................ United States 2,065,006 146,099,174
ING Groep NV ....................................... Netherlands 15,397,217 204,405,308
JPMorgan Chase & Co. ................................. United States 930,990 144,806,185
Synovus Financial Corp. ................................ United States 908,940 39,884,287
Wells Fargo & Co. ..................................... United States 3,726,503 168,773,321
840,076,751
Biotechnology 0.9%
a
Alexion Pharmaceuticals, Inc. ............................ United States 442,500 81,291,675
Building Products 2.3%
Johnson Controls International plc ......................... United States 2,898,200 198,903,466
Chemicals 1.0%
Ashland Global Holdings, Inc. ............................ United States 1,038,100 90,833,750
Communications Equipment 0.5%
Cisco Systems, Inc. ................................... United States 889,210 47,128,130
Consumer Finance 1.4%
Capital One Financial Corp. ............................. United States 815,163 126,097,564
Containers & Packaging 1.3%
International Paper Co. ................................. United States 1,837,937 112,683,917
Diversified Financial Services 1.8%
Voya Financial, Inc. .................................... United States 2,584,730 158,960,895
Diversified Telecommunication Services 1.2%
a
Frontier Communications Parent, Inc. ...................... United States 2,687,764 70,956,969
a,c,d
Windstream Holdings, Inc. ............................... United States 2,123,740 35,337,683
106,294,652
Electric Utilities 1.9%
Evergy , Inc. .......................................... United States 1,400,999 84,662,370
Pinnacle West Capital Corp. ............................. United States 1,004,300 82,322,471
166,984,841
Electrical Equipment 2.2%
a
Sensata Technologies Holding plc ......................... United States 3,304,770 191,577,517
Entertainment 1.8%
a,b
Walt Disney Co. (The) .................................. United States 887,523 155,999,918
Equity Real Estate Investment Trusts (REITs) 1.9%
Uniti Group, Inc. ...................................... United States 1,804,810 19,112,938
Vornado Realty Trust ................................... United States 3,045,222 142,120,511
161,233,449

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 3.0%
Archer-Daniels-Midland Co. ............................. United States 1,763,947 $ 106,895,188
Kraft Heinz Co. (The) .................................. United States 3,807,040 155,251,091
262,146,279
Health Care Equipment & Supplies 1.9%
Medtronic plc ........................................ United States 1,324,354 164,392,062
Health Care Providers & Services 4.9%
Anthem, Inc. ......................................... United States 498,672 190,392,970
CVS Health Corp. ..................................... United States 2,857,715 238,447,739
428,840,709
Household Durables 2.4%
Lennar Corp., A ....................................... United States 1,224,486 121,652,684
Newell Brands, Inc. .................................... United States 3,348,595 91,985,905
213,638,589
Household Products 0.7%
Energizer Holdings, Inc. ................................ United States 1,353,833 58,187,742
Industrial Conglomerates 1.7%
General Electric Co. ................................... United States 11,250,800 151,435,768
Insurance 7.7%
a
Alleghany Corp. ...................................... United States 248,012 165,441,365
Everest Re Group Ltd. ................................. United States 492,581 124,135,338
Hartford Financial Services Group, Inc. (The) ................ United States 2,382,986 147,673,642
MetLife, Inc. ......................................... United States 2,004,530 119,971,121
Willis Towers Watson plc ................................ United States 519,900 119,587,398
676,808,864
IT Services 2.9%
Alliance Data Systems Corp. ............................. United States 1,012,461 105,488,312
Cognizant Technology Solutions Corp., A .................... United States 2,194,550 151,994,533
257,482,845
Media 4.9%
a
Charter Communications, Inc., A .......................... United States 368,629 265,947,391
Comcast Corp., A ..................................... United States 2,787,000 158,914,740
424,862,131
Oil, Gas & Consumable Fuels 5.4%
BP plc .............................................. United Kingdom 38,411,250 168,460,685
Kinder Morgan, Inc. .................................... United States 5,010,540 91,342,144
Williams Cos., Inc. (The) ................................ United States 8,113,684 215,418,310
475,221,139
Pharmaceuticals 9.9%
a
Elanco Animal Health, Inc. ............................... United States 1,741,253 60,404,067
Eli Lilly & Co. ........................................ United States 763,310 175,194,911
GlaxoSmithKline plc ................................... United Kingdom 11,565,139 227,376,627
b
Merck & Co., Inc. ..................................... United States 2,908,472 226,191,867
Novartis AG, ADR ..................................... Switzerland 1,957,041 178,560,421
867,727,893
Professional Services 0.5%
KBR, Inc. ........................................... United States 1,115,630 42,561,284

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail 1.0%
Kansas City Southern .................................. United States 298,200 $ 84,500,934
Semiconductors & Semiconductor Equipment 1.3%
Xilinx, Inc. ........................................... United States 803,900 116,276,096
Software 5.1%
a
Avaya Holdings Corp. .................................. United States 364 9,791
NortonLifeLock , Inc. ................................... United States 6,004,153 163,433,045
Oracle Corp. ......................................... United States 2,459,627 191,457,366
a
Slack Technologies, Inc., A .............................. United States 2,082,700 92,263,610
447,163,812
Specialty Retail 0.0%
a,c,d,e
Wayne Services Legacy, Inc. ............................. United States 7,469 —
Technology Hardware, Storage & Peripherals 3.7%
Samsung Electronics Co. Ltd. ............................ South Korea 2,325,988 165,955,185
a,b
Western Digital Corp. .................................. United States 2,166,112 154,162,191
320,117,376
Textiles, Apparel & Luxury Goods 1.4%
a
PVH Corp. .......................................... United States 1,131,600 121,748,844
Tobacco 3.0%
Altria Group, Inc. ...................................... United States 2,481,360 118,311,245
British American Tobacco plc ............................. United Kingdom 3,655,087 141,921,151
260,232,396
Wireless Telecommunication Services 1.7%
a
T-Mobile US, Inc. ..................................... United States 1,031,200 149,348,696
Total Common Stocks (Cost $5,666,219,143) ....................................
8,292,898,208
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,c,d
Windstream Holdings, Inc., 9/21/55 ........................ United States 119,757 1,992,680
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 193,072 990,460
Total Warrants (Cost $1,519,716) ..............................................
2,983,140
Principal
Amount
*
Corporate Bonds 2.8%
Airlines 1.7%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 32,633,000 34,590,980
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,611,000 2,826,408
f
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 56,490,000 70,965,562
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 34,753,000 38,306,494
146,689,444
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 10,568,178 10,775,314

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 0.0%
†
f
Navistar International Corp. , Senior Secured Note , 144A, 9.5% ,
5/01/25 ........................................... United States 5,710,700 $ 6,129,009
Multiline Retail 0.2%
f
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 14,115,000 15,578,796
Software 0.8%
f
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Note , 144A, 10.5% ,
2/01/24 ........................................... United States 67,505,000 69,556,815
Total Corporate Bonds (Cost $217,838,463) .....................................
248,729,378
a
g,h
Senior Floating Rate Interests 0.1%
Airlines 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 6,825,000 7,124,037
Software 0.0%
†
Veritas US, Inc. , USD Term Loan, B , 6% , ( 3-month USD LIBOR +
5% ), 9/01/25 ....................................... United States 6,074,085 6,121,159
Total Senior Floating Rate Interests (Cost $12,654,076) ..........................
13,245,196
Asset-Backed Securities 0.2%
Airlines 0.2%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 .
United States 14,616,937 14,837,072
Total Asset-Backed Securities (Cost $14,397,683) ...............................
14,837,072
Shares
Companies in Liquidation 0.0%
a,c,i
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,c,i
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,005,034 —
a,c,i
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 194,177,556 —
a,c,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $6,071,371) ...............................
—
Total Long Term Investments (Cost $5,918,700,452) .............................
8,572,692,994
a
Short Term Investments 1.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.6%
j
FHLB, 7/01/21 ....................................... United States 1,000,000 1,000,000
j
U.S. Treasury Bills ,
7/01/21 ........................................... United States 20,000,000 20,000,000
7/08/21 ........................................... United States 11,500,000 11,499,925
7/13/21 ........................................... United States 20,000,000 19,999,750
8/05/21 ........................................... United States 10,500,000 10,499,573
8/12/21 ........................................... United States 2,000,000 1,999,877
8/26/21 ........................................... United States 57,000,000 56,996,498
10/21/21 .......................................... United States 5,000,000 4,999,339
10/28/21 .......................................... United States 5,000,000 4,999,174

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
j
U.S. Treasury Bills, (continued)
b
11/04/21 .......................................... United States 7,500,000 $ 7,498,731
138,492,867
Total U.S. Government and Agency Securities (Cost $139,492,864) ................
139,492,867
Total Short Term Investments (Cost $139,492,864 ) ...............................
139,492,867
a
Total Investments (Cost $6,058,193,316) 99.4% ..................................
$8,712,185,861
Securities Sold Short (4.1)% ..................................................
(363,370,091)
Other Assets, less Liabilities 4.7% .............................................
413,048,840
Net Assets 100.0% ...........................................................
$8,761,864,610
Shares
Securities Sold Short (4.1)%
Common Stocks (4.1)%
Insurance (1.4)%
k
Aon plc, A ........................................... United States 520,452 (124,263,119)
Pharmaceuticals (0.6)%
k
AstraZeneca plc, ADR .................................. United Kingdom 940,003 (56,306,180)
Road & Rail (0.1)%
k
Canadian National Railway Co. ........................... Canada 124,980 (13,187,890)
Semiconductors & Semiconductor Equipment (1.5)%
k
Advanced Micro Devices, Inc. ............................ United States 1,385,441 (130,134,473)
Software (0.5)%
k
salesforce.com, Inc. ................................... United States 161,618 (39,478,429)
Total Common Stocks (Proceeds $331,241,318) .................................
(363,370,091)
Total Securities Sold Short (Proceeds $331,241,318) .............................
$(363,370,091)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At June 30, 2021, the aggregate value of these securities pledged amounted to $384,056,292, representing 4.4% of net assets.
c
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
d
See Note 10 regarding restricted securities.
e
See Note 12 regarding holdings of 5% voting securities.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $237,954,064, representing 2.7% of net assets.
g
See Note 1(f) regarding senior floating rate interests.
h
The coupon rate shown represents the rate at period end.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 1(d) regarding securities sold short.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 52 $ 7,712,250 9/13/21 $ 229,148
Foreign Exchange GBP/USD ................... Short 445 38,395,156 9/13/21 1,036,373
Total Futures Contracts ...................................................................... $1,265,521
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... SSBT Sell 11,654,065 16,198,101 7/23/21 $ 75,256 $ —
British Pound ...... UBSW Sell 320,183 449,388 8/18/21 6,412 —
Euro ............. HSBK Buy 14,561,274 17,769,967 8/23/21 — (483,016)
Euro ............. HSBK Sell 14,035,707 16,709,771 8/23/21 46,767 —
Euro ............. SSBT Buy 9,840,541 12,026,795 8/23/21 — (344,238)
Euro ............. SSBT Sell 14,544,038 17,311,198 8/23/21 50,163 (5,452)
Euro ............. UBSW Sell 6,712,261 8,032,979 8/23/21 64,272 —
Euro ............. HSBK Sell 25,112,143 30,316,644 10/07/21 473,905 —
Euro ............. SSBT Sell 42,067,514 50,278,924 10/07/21 286,784 —
Euro ............. UBSW Sell 9,729,805 11,781,573 10/07/21 218,880 —
Euro ............. HSBK Sell 8,334,935 10,117,903 11/17/21 202,895 —
Euro ............. UBSW Sell 9,346,915 11,358,087 11/17/21 239,255 —
South Korean Won .. HSBK Sell 92,552,090,462 82,122,529 11/19/21 269,553 —
South Korean Won .. UBSW Sell 2,211,484,881 1,963,234 11/19/21 7,399 —
South Korean Won .. HSBK Sell 64,413,049,545 57,960,326 12/17/21 1,003,667 —
South Korean Won .. UBSW Sell 25,972,019,912 23,380,944 12/17/21 415,419 —
Total Forward Exchange Contracts ................................................... $3,360,627 $(832,706)
Net unrealized appreciation (depreciation) ............................................ $2,527,921
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 11 regarding other derivative information.
See A bbreviations on page 39 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin Mutual
Shares Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $6,053,388,638
Cost - Non-controlled affiliates (Note 3 f and 12 ) ................................................... 4,804,678
Value - Unaffiliated issuers .................................................................. $8,711,664,065
Value - Non-controlled affiliates (Note 3 f and 12 ) .................................................. 521,796
Cash .................................................................................... 24,920,278
Receivables:
Investment securities sold ................................................................... 22,498,850
Capital shares sold ........................................................................ 1,429,232
Dividends and interest ..................................................................... 20,452,116
European Union tax reclaims (Note 1 g ) ......................................................... 1,548,412
Deposits with brokers for:
Securities sold short ..................................................................... 362,269,447
Futures contracts ........................................................................ 1,133,925
Variation margin on futures contracts ........................................................... 169,250
Unrealized appreciation on OTC forward exchange contracts .......................................... 3,360,627
Other assets .............................................................................. 2,126,510
Total assets .......................................................................... 9,152,094,508
Liabilities:
Payables:
Investment securities purchased .............................................................. 13,009,196
Capital shares redeemed ................................................................... 4,518,136
Management fees ......................................................................... 4,839,874
Distribution fees .......................................................................... 883,337
Transfer agent fees ........................................................................ 940,809
Trustees' fees and expenses ................................................................. 1,042,522
Securities sold short, at value (proceeds $ 331,241,318 ) .............................................. 363,370,091
Unrealized depreciation on OTC forward exchange contracts .......................................... 832,706
Accrued expenses and other liabilities ........................................................... 793,227
Total liabilities ......................................................................... 390,229,898
Net assets, at value ................................................................. $8,761,864,610
Net assets consist of:
Paid-in capital ............................................................................. $5,400,357,061
Total distributable earnings (losses) ............................................................. 3,361,507,549
Net assets, at value ................................................................. $8,761,864,610

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Mutual
Shares Fund
Class Z:
Net assets, at value ....................................................................... $4,868,857,696
Shares outstanding ........................................................................ 164,328,760
Net asset value and maximum offering price per share ............................................. $29.63
Class A:
Net assets, at value ....................................................................... $3,241,469,235
Shares outstanding ........................................................................ 110,817,863
Net asset value per share
a
.................................................................. $29.25
Maximum offering price per share (net asset value per share ÷ 94 .50% ) ................................ $30.95
Class C:
Net assets, at value ....................................................................... $221,629,323
Shares outstanding ........................................................................ 7,612,578
Net asset value and maximum offering price per share
a
............................................. $29.11
Class R:
Net assets, at value ....................................................................... $50,870,126
Shares outstanding ........................................................................ 1,747,232
Net asset value and maximum offering price per share ............................................. $29.11
Class R6:
Net assets, at value ....................................................................... $379,038,230
Shares outstanding ........................................................................ 12,798,388
Net asset value and maximum offering price per share ............................................. $29.62
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
Franklin Mutual
Shares Fund
Investment income:
Dividends: (net of foreign taxes of $2,763,818)
Unaffiliated issuers ........................................................................ $94,309,460
Interest:
Unaffiliated issuers ........................................................................ 13,037,658
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,355
Non-controlled affiliates (Note 3 f ) ............................................................. 10
Other income (Note 1 g ) ...................................................................... 632,761
Total investment income ................................................................... 107,981,244
Expenses:
Management fees (Note 3 a ) ................................................................... 28,563,535
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,913,115
    Class C ................................................................................ 1,084,261
    Class R ................................................................................ 125,415
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 1,950,752
    Class A ................................................................................ 1,308,287
    Class C ................................................................................ 90,623
    Class R ................................................................................ 20,964
    Class R6 ............................................................................... 69,909
Custodian fees (Note 4 ) ...................................................................... 50,790
Reports to shareholders ...................................................................... 419,820
Registration and filing fees .................................................................... 73,037
Professional fees ........................................................................... 114,893
Trustees' fees and expenses .................................................................. 319,427
Dividends on securities sold short .............................................................. 1,445,426
Other .................................................................................... 134,239
Total expenses ......................................................................... 39,684,493
Expense reductions (Note 4 ) ............................................................... (263)
Net expenses ......................................................................... 39,684,230
Net investment income ................................................................ 68,297,014
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
+
Unaffiliated issuers ...................................................................... 794,898,917
Non-controlled affiliates (Note 3 f and 12 ) ...................................................... (17,552,688)
Foreign currency transactions ................................................................ (151,031)
Forward exchange contracts ................................................................. (3,683,853)
Futures contracts ......................................................................... (4,548,814)
Securities sold short ....................................................................... (4,198,018)
Net realized gain (loss) .................................................................. 764,764,513
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 464,270,349
Non-controlled affiliates (Note 3 f and 12 ) ...................................................... 19,913,787
Translation of other assets and liabilities denominated in foreign currencies .............................. (964,152)
Forward exchange contracts ................................................................. 16,444,098
Futures contracts ......................................................................... 3,048,118
Securities sold short ....................................................................... (30,156,846)
Net change in unrealized appreciation (depreciation) ............................................ 472,555,354
Net realized and unrealized gain (loss) ............................................................ 1,237,319,867
Net increase (decrease) in net assets resulting from operations .......................................... $1,305,616,881
+
Includes gains from a redemption in-kind (Note 3h) $233,383,169

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Franklin Mutual Shares Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $68,297,014 $309,769,468
Net realized gain (loss) ................................................. 764,764,513 (258,998,205)
Net change in unrealized appreciation (depreciation) ........................... 472,555,354 (802,612,748)
Net increase (decrease) in net assets resulting from operations ................ 1,305,616,881 (751,841,485)
Distributions to shareholders:
Class Z ............................................................. — (164,290,286)
Class A ............................................................. — (107,633,936)
Class C ............................................................. — (5,681,043)
Class R ............................................................. — (1,617,401)
Class R6 ............................................................ — (55,414,182)
Total distributions to shareholders .......................................... — (334,636,848)
Capital share transactions: (Note 2 )
Class Z ............................................................. (231,285,640) (581,646,646)
Class A ............................................................. (206,359,941) (679,006,313)
Class C ............................................................. (17,345,718) (63,162,723)
Class R ............................................................. (5,060,054) (11,810,447)
Class R6 ............................................................ (1,129,070,581) (96,361,914)
Total capital share transactions ............................................ (1,589,121,934) (1,431,988,043)
Net increase (decrease) in net assets ................................... (283,505,053) (2,518,466,376)
Net assets:
Beginning of period ..................................................... 9,045,369,663 11,563,836,039
End of period .......................................................... $8,761,864,610 $9,045,369,663

Franklin Mutual Series Funds
25
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual Shares Fund
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Shares Fund (Fund) is
included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in  open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
26
franklintempleton.com
Semiannual Report
Franklin Mutual Shares Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
27
franklintempleton.com
Semiannual Report
Franklin Mutual Shares Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At June 30, 2021, the Fund had no OTC
derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2021, the Fund received $2,481,760 in U.K.
Treasury Bonds and U.S. Treasury Bills, Bonds and Notes
as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 11 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
28
franklintempleton.com
Semiannual Report
Franklin Mutual Shares Fund
(continued)
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. At June 30, 2021, the Fund had no securities on loan.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
29
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(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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2. Shares of Beneficial Interest
At June 30, 2021 , there were an unlimited number of shares authorized (without par value) . Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 3,149,192 $87,929,382 6,418,611 $148,599,302
Shares issued in reinvestment of distributions .......... — — 6,211,305 145,377,724
Shares redeemed ............................... (11,561,642) (319,215,022) (38,414,016) (875,623,672)
Net increase (decrease) .......................... (8,412,450) $(231,285,640) (25,784,100) $(581,646,646)
Class A Shares:
Shares sold
a
................................... 3,187,763 $88,756,373 8,640,892 $191,690,060
Shares issued in reinvestment of distributions .......... — — 4,451,003 102,359,470
Shares redeemed ............................... (10,780,586) (295,116,314) (42,999,827) (973,055,843)
Net increase (decrease) .......................... (7,592,823) $(206,359,941) (29,907,932) $(679,006,313)
Class C Shares:
Shares sold ................................... 717,463 $19,520,250 1,584,225 $36,733,855
Shares issued in reinvestment of distributions .......... — — 252,555 5,661,915
Shares redeemed
a
.............................. (1,347,239) (36,865,968) (4,700,207) (105,558,493)
Net increase (decrease) .......................... (629,776) $(17,345,718) (2,863,427) $(63,162,723)
Class R Shares:
Shares sold ................................... 128,834 $3,608,126 342,269 $7,791,511
Shares issued in reinvestment of distributions .......... — — 71,017 1,617,370
Shares redeemed ............................... (313,644) (8,668,180) (911,706) (21,219,328)
Net increase (decrease) .......................... (184,810) $(5,060,054) (498,420) $(11,810,447)
Class R6 Shares:
Shares sold ................................... 364,327 $10,240,018 2,685,472 $57,438,893
Shares issued in reinvestment of distributions .......... — — 2,365,014 55,401,352
Shares redeemed in-kind (Note 3h ) .................. (42,074,815) (1,065,296,437) — —
Shares redeemed ............................... (2,756,565) (74,014,162) (8,794,233) (209,202,159)
Net increase (decrease) .......................... (44,467,053) $(1,129,070,581) (3,743,747) $(96,361,914)
a
May include a portion of Class C shares that were automatically converted to Class A.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.662% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Shares Fund
(continued)
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Fund paid transfer agent fees of $3,440,535, of which $1,580,340 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $93,094
CDSC retained .............................................................................. $3,447
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $21,118,000 $(21,118,000) $ — $ — $—
a
— $10
Total Affiliated Securities .... $— $21,118,000 $(21,118,000) $— $— $— $10
a
As of June 30, 2021, no longer held by the Fund.
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
33
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Franklin Mutual Shares Fund
(continued)
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
h. Other Affiliated Transactions
During the period ended June 30, 2021, the Franklin Global Allocation Fund (formerly Franklin Founding Funds Allocation
Fund) (Allocation Fund), a series of the Franklin Fund Allocator Series, repositioned to a direct investment fund and subsequently fully redeemed out of the Fund. As a result, on January 29, 2021, the Fund delivered portfolio securities and cash that were transferred in-kind to the Allocation Fund, which included $233,383,169 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2021, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
a
Projected benefit obligation at June 30, 2021 .......... $1,022,810
b
Increase (decrease) in projected benefit obligation ...... $(362)
Benefit payments made to retired trustees ............. $(3,142)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $52,919,948
Long term ................................................................................ 193,093,674
Total capital loss carryforwards ............................................................... $246,013,622
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
34
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Franklin Mutual Shares Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, EU reclaims and pass-through entity income.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities, securities sold short and in-kind transactions) for the period ended June 30, 2021, aggregated $1,719,555,680 and $2,331,352,748, respectively. Sales of investments excludes in-kind transactions of $930,229,340.
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2021, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $5,728,938,328
Unrealized appreciation ........................................................................ $2,782,532,853
Unrealized depreciation ........................................................................ (158,861,969)
Net unrealized appreciation (depreciation) .......................................................... $2,623,670,884
6. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
35
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Franklin Mutual Shares Fund
(continued)
11. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
6
For the period ended June 30, 2021, the average month end notional amount of futures contracts represented $76,081,204.
The average month end contract value of forward exchange contracts was $590,920,030.
See Note 1(c) regarding derivative financial instruments.
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 4,804,678 $ 521,796
7,469 Wayne Services Legacy, Inc. ................... 1/22/19 — —
119,757 Windstream Holdings Inc , 9/21/55 ............... 9/21/20 1,519,716 1,992,680
2,123,740 Windstream Holdings, Inc. ..................... 9/21/20 16,822,436 35,337,683
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $23,146,830 $37,852,159
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 1,265,521
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
3,360,627 Unrealized depreciation on OTC
forward exchange contracts
832,706
Total .................... $4,626,148 $832,706
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Shares Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(4,548,814) Futures contracts $3,048,118
Forward exchange contracts (3,683,853) Forward exchange contracts 16,444,098
Total ....................... $(8,232,667) $19,492,216
10. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
36
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Franklin Mutual Shares Fund
(continued)
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2021, investments in “affiliated companies” were as follows:
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group
Brazil LLC ........ $ 153,856 $ — $ — $ — $ 367,940 $ 521,796 7,234,813 $ —
Tru Kids Parent LLC ... 17,051,583 — (19,044,742)
a
(17,552,688) 19,545,84 7 —
b
— —
Wayne Services Legacy,
Inc. ............ — — — — — — 7,469 —
Total Affiliated Securities
(Value is 0.0%
†
of Net
Assets) .......... $17,205,439 $— $(19,044,742) $ (17,552,688) $ 19,913,78 7 $521,796 $—
†
Rounds to less than 0.1% of net assets.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of June 30, 2021, no longer held by the fund.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
37
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Franklin Mutual Shares Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 135,586,645 $ 85,973,228 $ — $ 221,559,873
Auto Components ...................... — — 521,796 521,796
Automobiles .......................... 110,056,555 — — 110,056,555
Banks ............................... 635,671,443 204,405,308 — 840,076,751
Biotechnology ......................... 81,291,675 — — 81,291,675
Building Products ...................... 198,903,466 — — 198,903,466
Chemicals ........................... 90,833,750 — — 90,833,750
Communications Equipment .............. 47,128,130 — — 47,128,130
Consumer Finance ..................... 126,097,564 — — 126,097,564
Containers & Packaging ................. 112,683,917 — — 112,683,917
Diversified Financial Services ............. 158,960,895 — — 158,960,895
Diversified Telecommunication Services ..... 70,956,969 — 35,337,683 106,294,652
Electric Utilities ........................ 166,984,841 — — 166,984,841
Electrical Equipment .................... 191,577,517 — — 191,577,517
Entertainment ......................... 155,999,918 — — 155,999,918
Equity Real Estate Investment Trusts (REITs) . 161,233,449 — — 161,233,449
Food Products ........................ 262,146,279 — — 262,146,279
Health Care Equipment & Supplies ......... 164,392,062 — — 164,392,062
Health Care Providers & Services .......... 428,840,709 — — 428,840,709
Household Durables .................... 213,638,589 — — 213,638,589
Household Products .................... 58,187,742 — — 58,187,742
Industrial Conglomerates ................ 151,435,768 — — 151,435,768
Insurance ............................ 676,808,864 — — 676,808,864
IT Services ........................... 257,482,845 — — 257,482,845
Media ............................... 424,862,131 — — 424,862,131
Oil, Gas & Consumable Fuels ............. 306,760,454 168,460,685 — 475,221,139
Pharmaceuticals ....................... 640,351,266 227,376,627 — 867,727,893
Professional Services ................... 42,561,284 — — 42,561,284
Road & Rail .......................... 84,500,934 — — 84,500,934
Semiconductors & Semiconductor Equipment . 116,276,096 — — 116,276,096
Software ............................. 447,163,812 — — 447,163,812
Specialty Retail ........................ — — —
a
—
Technology Hardware, Storage & Peripherals . 154,162,191 165,955,185 — 320,117,376
Textiles, Apparel & Luxury Goods .......... 121,748,844 — — 121,748,844
Tobacco ............................. 118,311,245 141,921,151 — 260,232,396
Wireless Telecommunication Services ....... 149,348,696 — — 149,348,696
Warrants :
Diversified Telecommunication Services ..... — — 1,992,680 1,992,680
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
38
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Franklin Mutual Shares Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and
2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12,
2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 13, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021.
Further details are disclosed in the Fund’s Prospectus.
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Warrants:
Software ............................. $ 990,460 $ — $ — $ 990,460
Corporate Bonds ........................ — 248,729,378 — 248,729,378
Senior Floating Rate Interests ............... — 13,245,196 — 13,245,196
Asset-Backed Securities .................. — 14,837,072 — 14,837,072
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 138,492,867 1,000,000 — 139,492,867
Total Investments in Securities ........... $7,402,429,872 $1,271,903,830
b
$37,852,159 $8,712,185,861
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,360,627 $ — $ 3,360,627
Futures contracts ........................ 1,265,521 — — 1,265,521
Total Other Financial Instruments ......... $1,265,521 $3,360,627 $— $4,626,148
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $363,370,091 $— $— $363,370,091
Forward exchange contracts ................ — 832,706 — 832,706
Total Other Financial Instruments ......... $363,370,091 $832,706 $— $364,202,797
a
Includes securities determined to have no value at June 30, 2021.
b
Includes foreign securities valued at $994,092,184, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
39
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Franklin Mutual Shares Fund
(continued)
Abbreviations
Counterparty
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate

Franklin Mutual Series Funds
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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Shares Fund
(Fund)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 19, 2021, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at regular Board meetings,
as well as information specifically requested and furnished
for the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,

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management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, noting continuing expenditures by
management to increase and improve the scope of such
services and favorable periodic reports on shareholder
services conducted by independent third parties. While such
considerations directly affected the trustees’ decision in
renewing the Fund’s transfer agent and shareholder services
agreement, the Board also considered these commitments
as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2020.
They considered the history of performance of the Fund

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Semiannual Report
relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
As part of these discussions, the Board had extensive
discussions with senior management of FT regarding the
retirement of the Chief Investment Officer of the investment manager and the appointment of the new Chief Investment
Officer effective November 2, 2020, as well as other
personnel matters. In addition to the materials provided by
management in connection with the renewal process, the
independent trustees requested throughout the year (and
received) additional presentations from the investment
manager and senior management of FT regarding the
performance of the investment manager and the Fund. As
part of these presentations, the investment manager and
senior management of FT reviewed enhancements that
have been made, and are being made, to the investment
manager’s investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional multi-cap value funds.
The Fund had total returns in the lowest performing quintile for the one-year period ended December 31, 2020, and
had annualized total returns for the three- and five-year
periods in the lowest performing quintile. The trustees noted
that the Fund’s total return on an annualized basis for the
10-year period ended December 31, 2020 was also in the
lowest performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including
measures of risk-adjusted performance of a fund, as part
of their evaluation of investment performance. The trustees
discussed with management the reasons for the relative
underperformance for the one-, three-, five- and 10-year
periods ended December 31, 2020. While disappointed with
the relative underperformance of the Fund, the Board did
not believe that any changes with respect to the Fund were
warranted at the time, particularly since the recent personnel changes had taken effect on November 2, 2020 and the
enhancements to the investment manager’s personnel and
investment process continue to be implemented. The Board
noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
The Fund’s contractual management fee rate was in the
second-most expensive quintile of its Lipper expense group
and its total expenses were in the second-least expensive
quintile of such group. The Board was satisfied with such
comparative fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2020,
the most recent fiscal year-end of Franklin Resources, Inc.

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The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE
The Board considered economies of scale realized by the
investment manager and its affiliates as the Fund grows
larger and the extent to which they are shared with Fund
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a larger profit margin on investment management services provided
to such a fund. The trustees also noted that benefits of
economies of scale will be shared with Fund shareholders
due to the decline in the effective investment management
fee rate as breakpoints are achieved by the Fund.
The trustees noted that breakpoints had been instituted as
part of the Fund’s investment management fee and that the
Board regularly evaluates whether additional breakpoints
are appropriate. The trustees assessed the savings to
shareholders resulting from such breakpoints and believed
they were, and continue to be, appropriate and they
agreed to continue to monitor the appropriateness of the
breakpoints. The trustees also considered the effects an
increase in assets under management would have on the
investment management fee and expense ratio of the Fund.
To the extent further economies of scale may be realized by
the investment manager and its affiliates, the Board believed the investment management fees provide a sharing of
benefits with the Fund and its shareholders.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).

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The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

474 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Mutual Shares Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Beacon Fund
A Series of Franklin Mutual Series Funds
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Beacon Fund Shareholder:
After a difficult period of lockdowns, anxiety and grief, the beginning of 2021 brought much needed optimism and the
promise of relief. Before the start of the reporting period, our unsung heroes in lab coats announced viable vaccine
candidates. By December 2020, vaccines were approved for
emergency use. An additional stimulus package was also
passed, delivering financial assistance to many people in
need. Ten-year U.S. Treasury rates rose as investors began
to anticipate a possible economic recovery. A rotation out of growth stocks and into value stocks took place, which set
the tone for much of the six-month period through June 30,
2021.
The rotation into many “reopening” names meant that
companies which had benefited from consumer behavior
shifts during the lockdown, such as online payment
processors, online retailers, and remote worker infrastructure providers, fell out of favor. Instead, companies that stood to benefit from economic reopening, such as hotels, casinos,
restaurants, and other leisure companies, received a boost.
Smaller capitalization companies, which tend to be more
sensitive to the economic cycle, also outperformed their
larger capitalization counterparts for much of the six months.
The new Biden administration, and its focus on overhauling
America’s infrastructure, also supported a rally in building products companies and other potential beneficiaries of
the country’s structural overhaul. The U.S. government
successfully passed an additional stimulus bill in March
2021, and progress toward an infrastructure plan is ongoing.
In addition to the reopening theme driving performance, the
“reflation trade” also dominated much of the six months. The massive amounts of stimulus provided by central banks,
combined with increased consumer spending and supply
chain difficulties, led to building inflationary pressure and rising interest rates. This propelled some areas of global
markets upward, such as many companies in the financials
and energy sectors. However, toward period-end, investor
concerns over rising inflation worked to constrain global
equity market gains.
During the last half of the period, regional vaccination rates were a significant influencer of market activity. Geographic regions such as the U.S., where vaccine distribution was
widespread, experienced markedly higher economic
recovery than regions with lower vaccination rates. In
addition, a new coronavirus variant called the Delta variant, spread quickly through many countries that lacked vaccine
distribution infrastructure, further delaying progress towards normalcy in these areas.
Not all progress is evidenced by a steady march forward.
Markets continue to be affected by global vaccine distribution and ongoing complications surrounding COVID-19. As
concerns about mounting inflation and fluctuating interest
rates influence investor behavior, pockets of volatility
may crop up. However, market volatility can often present
opportunities. We remain focused on identifying stocks
trading at attractive valuations based upon our assessment
of fair value. Our process of finding underappreciated and
misunderstood companies with identifiable catalysts to
unlock shareholder value may provide meaningful upside
potential, and a degree of downside protection during
turbulent periods. To that end, we recognize the importance
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
On the following pages, the portfolio management team
reviews investment decisions made during the past six
months considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of June 3 0 ,
202 1 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Mutual Beacon Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 20
Notes to Financial Statements 24
Shareholder Information 36
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMI ANNUAL REPORT
Franklin Mutual Beacon Fund
This semi annual report for Franklin Mutual Beacon Fund
covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests primarily
in equity securities of U.S. and foreign companies that we
believe are available at market prices less than their intrinsic value. The equity securities in which the Fund invests are
primarily common stock, with a current focus on mid- and
large-cap companies. To a lesser extent, the Fund also
invests in merger arbitrage securities and the debt and
equity of distressed companies. The Fund may invest a
substantial portion, potentially up to 100% of its assets, in foreign securities and participations in foreign government
debt. The Geographic Composition table on this page lists
the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +16.02% cumulative
total return for the six months ended June 30, 2021. In
comparison, the Fund’s new benchmark, the MSCI World
Value Index-NR (USD), which tracks the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a +14.72% cumulative total
return.
1
Also for comparison, the Fund’s prior benchmark,
the MSCI World Index (USD), which tracks equity market
performance in global developed markets, posted a +13.33%
cumulative total return.
1
The MSCI World Value Index-NR
(USD) is replacing the MSCI World Index (USD) as the
Fund’s benchmark. The investment manager believes
the composition of the MSCI World Value Index-NR more
accurately reflects the Fund’s current investment strategy
and portfolio characteristics, and that the actual tax
withholding rates for the Fund are closer to the assumptions of the MSCI World Value Index-NR (net of taxes on
dividends) than the MSCI World Index (gross of taxes on
dividends). You can find more of the Fund’s performance
data in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +12.30% total return for the six months ended June
30, 2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, rebounding economic activity and easing
novel coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings
Geographic Composition
6/30/21
% of Total
Net Assets
United States 54.8%
Germany 10.0%
United Kingdom 7.6%
Switzerland 6.7%
Netherlands 5.8%
France 4.7%
Israel 3.3%
South Korea 3.2%
Other -0.2%
Short-Term Investments & Other Net Assets 4.1%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

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Semiannual Report
and progress toward a bipartisan infrastructure plan further bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR (USD), to post a +11.80% total
return for the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a +4.54% total return for the six-month period.
1
The region’s economic recovery was pressured by
weak domestic demand, most notably in China, despite
improvement in manufacturing and exports. Asian equity
markets experienced increased volatility near period-end due to inflation concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a +7.45% total
return for the six months under review.
1
The recovery in
oil and industrial metals prices supported global emerging
market equities. Late in the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and inflation amid higher
commodity prices dampened investor enthusiasm in global
emerging market equities.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies
as well. Our portfolio selection process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (ESG) factors on the
long-term risk and return profile of a company.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Top 10 Industries
6/30/21
% of Total
Net Assets
a
Pharmaceuticals 17.9%
Banks 10.1%
Technology Hardware, Storage & Peripherals 6.8%
IT Services 6.2%
Textiles, Apparel & Luxury Goods 5.9%
Media 4.7%
Diversified Telecommunication Services 4.7%
Software 4.4%
Electrical Equipment 3.5%
Entertainment 3.5%

Franklin Mutual Beacon Fund
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Semiannual Report
Manager’s Discussion
Before the start of the period, a large, multi-year
performance gap existed between growth and value stocks.
The beginning of 2021 brought a rotation into value stocks
that lasted for much of the period, narrowing the gap. For
the six-month period ending June 30, 2021, the MSCI World
Value Index-NR (USD) posted a +14.72% total return,
while the MSCI World Growth Index-NR (USD) posted a
+11.14% total return.
1
While “the reopening trade” boosted
the stock prices of many companies that stood to benefit
from economic reopening and citizens’ reentry into a more
normalized society, a bigger driver of performance within our portfolios was “the reflation trade,” reflecting expectations of rising interest rates and increasing inflationary pressures.
Fiscal and monetary stimulus, increased demand for certain
products such as automobiles where production was
constrained by supply bottlenecks, a steepening yield curve
and commodity price increases are drivers of the reflation
trade.
Many of Franklin Mutual Series’ portfolios had a significant position in banks. The team had invested in these stocks
due to their discounted pricing compared to our assessment
of fair value. When rates started to rise at the beginning of the period, banks benefited. Higher rates generally mean
high spreads on lending products. Moreover, increased
economic activity and overall confidence in future economic
growth spurs increased lending activity, which is also good
for banks. Investments in companies such as Wells Fargo,
ING Groep and JPMorgan Chase were some of our biggest
contributors to absolute performance during the period. In
the Top 10 Industries table on page 4, "Banks" is listed with other industries in which the Fund invests.
Our traditional value equity investment approach is
complemented with two other investment strategies we use
to take advantage of special situations, which are merger
arbitrage and distressed investing. We were active in special situations investing during the first half of 2021. During
the period, our new ideas were driven by merger arbitrage
opportunities, while our attention in credit remained focused on opportunistic performing and stressed names, in addition
to post-reorganization distressed securities.
Within merger arbitrage, which involves trading the stocks
of companies involved in a merger or acquisition, activity
has been significant. Strong global markets and cheap and
available financing have helped to increase and sustain
merger activity. As corporations seek inorganic growth
opportunities across products, service offerings and end
markets while extracting merger synergies, we expect deal
momentum to continue. We are seeking opportunities that
either present a straightforward rate of return with relatively low risk, deals with high discounts due to concerns over the antitrust review process, or deals stemming from unsolicited approaches or auctions.
Within our distressed credit strategy, historically low rates and a steepening yield curve drove tight credit spreads. As
a result, total risk-adjusted return potential in performing and stressed credit was muted during the period, particularly
in fixed-rate, long duration investments. Given the current
environment, we have limited the scope of our investments
in distressed credit.
Fund Performance
Turning to Fund performance, top positive contributors
included Wells Fargo, Eli Lilly and Cie Financière Richemont.
Wells Fargo and Eli Lilly are listed among the Fund’s largest positions in the Top 10 Holdings table on this page.
Wells Fargo was among the leading contributors to Fund
results during the period. The company announced its first-
quarter 2021 results in April. Headline earnings per share
beat consensus expectations. The mortgage and investment
banking business lines generated strong fee revenues and
management expects profitability of the company’s other
core lines of business to improve as the economy continues
to reopen. The stock performed well throughout the
remainder of the six-month period.
Shares of drug company Eli Lilly appreciated during the
period and contributed positively to portfolio results. The
company's stock appreciated strongly given positive phase
Top 10 Holdings
6/30/21
Company
Industry, Country
% of Total
Net Assets
a aa
GlaxoSmithKline plc 5.0%
Pharmaceuticals, United Kingdom
Charter Communications, Inc. 4.7%
Media
Deutsche Telekom AG 4.7%
Diversified Telecommunication Services,
Germany
Merck & Co., Inc. 4.2%
Pharmaceuticals
Wells Fargo & Co. 4.0%
Banks
Eli Lilly & Co. 3.7%
Pharmaceuticals
Western Digital Corp. 3.6%
Technology Hardware, Storage & Peripherals
JPMorgan Chase & Co. 3.6%
Banks
Novartis AG 3.6%
Pharmaceuticals, Switzerland
Sensata Technologies Holding plc 3.5%
Electrical Equipment

Franklin Mutual Beacon Fund
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Semiannual Report
2 data for its Alzheimer's compound, Donanemab. Eli Lilly
expected to file Donanemab with the U.S. Food and Drug
Administration (FDA) earlier than originally planned, due
to the FDA's recent approval of Aduhelm, an Alzheimer's
product from Biogen (not a Fund holding). In addition,
demand for Eli Lilly’s diabetes drug, Trulicity, continues to grow strongly, and its key diabetes pipeline compound,
Tirzepatide, showed positive results in multiple phase 3
clinical trials, which further strengthens the company’s
position in the growing diabetes end market.
The stock of luxury goods manufacturer and distributor
Cie Financière Richemont contributed positively to Fund
results during the six-month period. For the first several
months of the period, the stock appreciated steadily. The
price increased notably in May after the company delivered
a strong fourth fiscal quarter and fiscal year 2020-2021
financial report. Net profit increased 38% year-over-year
through March 2021, due in part to strong jewelry sales,
particularly in China and other markets in Asia.
During the period under review, Fund investments that
detracted from performance included Check Point Software
Technologies, Cognizant Technology Solutions and Novartis.
Novartis is listed among the Fund’s largest positions in the
Top 10 Holdings table on page 5.
Israel-based information technology security software
provider Check Point Software Technologies detracted
from Fund performance during the period. The stock slid in
February after the company announced fourth fiscal quarter
results, where management provided 2021 guidance that
was below consensus expectations due to higher selling,
general and administrative expenses, lower interest income
and foreign exchange headwinds. In late April, the company
announced first-quarter 2021 financial results that were in
line with estimates, as better subscription revenues offset
lower product revenues. The stock traded within a narrow
price range for the remainder of the six-month period.
Outsourcing services company Cognizant Technology
Solutions detracted from results during the period. The stock fell precipitously in May after the company’s first-quarter
2021 earnings call. Despite financial results that were largely in-line with expectations, investors reacted negatively as
the company lowered its full-year margin guidance to tackle
a high employee attrition rate, which led to lost business
opportunities due to the inability to source talent. Long term, the company is investing in its recruiting and employee
retention efforts and building out its automation technology to decouple employee headcount growth from revenue growth.
Pharmaceutical company Novartis detracted from portfolio
returns during the six-month period. The stock price fell
in January after the company missed fourth-quarter 2020
expectations, impacted by a resurgence of COVID-19 that
led to delayed product launches and decreased new product
sales. The company also provided 2021 guidance at that
time, which was below expectations due to the continued
impact of COVID-19 in 2021’s first half. In April, the company announced first-quarter 2021 results that modestly missed
expectations, primarily due to weakness in Novartis’ Sandoz
generic business as well as a COVID-19 related impact on
treatment rates in oncology. However, the company sees a
return to normal global health care prescription dynamics by mid-2021.
During the period, the Fund held currency forwards
and futures, seeking to substantially hedge most of the
currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a positive overall impact on the Fund’s
performance as the U.S. dollar rose against most currencies
during the period.
Thank you for your participation in Franklin Mutual
Beacon Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Mandana Hormozi
Aman Gupta, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
Franklin Mutual Beacon Fund
7
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
See page 8 for Performance Summary footnotes.
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
6-Month +16.02% +16.02%
1-Year +44.97% +44.97%
5-Year +76.02% +11.97%
10-Year +161.72% +10.10%
A
3
6-Month +15.89% +9.51%
1-Year +44.53% +36.55%
5-Year +73.67% +10.42%
10-Year +154.63% +9.18%

Franklin Mutual Beacon Fund
Performance Summary
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
Z 0.82%
A 1.07%

Your Fund’s Expenses
Franklin Mutual Beacon Fund
9
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1, 2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1, 2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,160.20 $4.29 $1,020.82 $4.02 0.80%
A $1,000 $1,158.90 $5.63 $1,019.58 $5.26 1.05%
C $1,000 $1,154.60 $9.62 $1,015.86 $9.00 1.80%
R $1,000 $1,157.20 $6.96 $1,018.34 $6.51 1.30%
R6 $1,000 $1,160.90 $3.99 $1,021.10 $3.73 0.74%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.48 $16.40 $13.76 $16.61 $15.30 $14.30
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.51
c
0.33 0.29 0.29 0.37
d
Net realized and unrealized gains (losses) 2.49 0.12 3.06 (1.68) 1.90 1.93
Total from investment operations ........ 2.64 0.63 3.39 (1.39) 2.19 2.30
Less distributions from:
Net investment income .............. — (0.45) (0.36) (0.31) (0.31) (0.37)
Net realized gains ................. — (0.10) (0.39) (1.15) (0.57) (0.93)
Total distributions ................... — (0.55) (0.75) (1.46) (0.88) (1.30)
Net asset value, end of period .......... $19.12 $16.48 $16.40 $13.76 $16.61 $15.30
Total return
e
....................... 16.02% 4.08% 24.96% (8.24)% 14.39% 16.11%
Ratios to average net assets
f
Expenses
g,h
........................ 0.80% 0.82% 0.81%
i
0.80%
i
0.78% 0.80%
Expenses - incurred in connection with
securities sold short ................. 0.02% 0.02% 0.02% 0.01% —% 0.01%
Net investment income ............... 1.67% 3.56%
c
2.11% 1.77% 1.78% 2.48%
d
Supplemental data
Net assets, end of period (000’s) ........ $2,579,973 $2,320,077 $2,600,744 $2,271,217 $2,700,327 $2,564,120
Portfolio turnover rate ................ 22.41% 42.37% 30.72% 47.20% 24.80% 30.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.56%.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.81%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.30 $16.24 $13.63 $16.47 $15.18 $14.20
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.47
c
0.29 0.25 0.25 0.33
d
Net realized and unrealized gains (losses) 2.46 0.10 3.03 (1.67) 1.87 1.91
Total from investment operations ........ 2.59 0.57 3.32 (1.42) 2.12 2.24
Less distributions from:
Net investment income .............. — (0.41) (0.32) (0.27) (0.26) (0.33)
Net realized gains ................. — (0.10) (0.39) (1.15) (0.57) (0.93)
Total distributions ................... — (0.51) (0.71) (1.42) (0.83) (1.26)
Net asset value, end of period .......... $18.89 $16.30 $16.24 $13.63 $16.47 $15.18
Total return
e
....................... 15.89% 3.75% 24.69% (8.49)% 14.09% 15.80%
Ratios to average net assets
f
Expenses
g,h
........................ 1.05% 1.07% 1.06%
i
1.05%
i
1.03% 1.05%
Expenses - incurred in connection with
securities sold short ................. 0.02% 0.02% 0.02% 0.01% —% 0.01%
Net investment income ............... 1.42% 3.32%
c
1.86% 1.52% 1.53% 2.23%
d
Supplemental data
Net assets, end of period (000’s) ........ $1,001,533 $893,378 $1,028,482 $890,294 $983,048 $992,306
Portfolio turnover rate ................ 22.41% 42.37% 30.72% 47.20% 24.80% 30.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.33%.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.56%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.37 $16.29 $13.65 $16.34 $15.06 $14.10
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.39
c
0.17 0.13 0.12 0.22
d
Net realized and unrealized gains (losses) 2.47 0.06 3.04 (1.65) 1.86 1.88
Total from investment operations ........ 2.53 0.45 3.21 (1.52) 1.98 2.10
Less distributions from:
Net investment income .............. — (0.27) (0.18) (0.02) (0.13) (0.21)
Net realized gains ................. — (0.10) (0.39) (1.15) (0.57) (0.93)
Total distributions ................... — (0.37) (0.57) (1.17) (0.70) (1.14)
Net asset value, end of period .......... $18.90 $16.37 $16.29 $13.65 $16.34 $15.06
Total return
e
....................... 15.46% 2.96% 23.74% (9.19)% 13.25% 14.94%
Ratios to average net assets
f
Expenses
g,h
........................ 1.80% 1.82% 1.81%
i
1.80%
i
1.78% 1.80%
Expenses - incurred in connection with
securities sold short ................. 0.02% 0.02% 0.02% 0.01% —% 0.01%
Net investment income ............... 0.67% 2.75%
c
1.11% 0.77% 0.78% 1.48%
d
Supplemental data
Net assets, end of period (000’s) ........ $37,097 $35,273 $52,620 $59,828 $260,113 $275,138
Portfolio turnover rate ................ 22.41% 42.37% 30.72% 47.20% 24.80% 30.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.81%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.09 $16.03 $13.46 $16.28 $15.01 $14.05
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.44
c
0.24 0.20 0.21 0.30
d
Net realized and unrealized gains (losses) 2.43 0.09 3.01 (1.64) 1.84 1.89
Total from investment operations ........ 2.53 0.53 3.25 (1.44) 2.05 2.19
Less distributions from:
Net investment income .............. — (0.37) (0.29) (0.23) (0.21) (0.30)
Net realized gains ................. — (0.10) (0.39) (1.15) (0.57) (0.93)
Total distributions ................... — (0.47) (0.68) (1.38) (0.78) (1.23)
Net asset value, end of period .......... $18.62 $16.09 $16.03 $13.46 $16.28 $15.01
Total return
e
....................... 15.72% 3.49% 24.33% (8.65)% 13.76% 15.58%
Ratios to average net assets
f
Expenses
g,h
........................ 1.30% 1.32% 1.31%
i
1.30%
i
1.28% 1.30%
Expenses - incurred in connection with
securities sold short ................. 0.02% 0.02% 0.02% 0.01% —% 0.01%
Net investment income ............... 1.18% 3.16%
c
1.61% 1.27% 1.28% 1.98%
d
Supplemental data
Net assets, end of period (000’s) ........ $1,402 $1,262 $1,769 $1,662 $1,601 $2,035
Portfolio turnover rate ................ 22.41% 42.37% 30.72% 47.20% 24.80% 30.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.17%.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.31%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.47 $16.40 $13.75 $16.60 $15.30 $14.30
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.53
c
0.34 0.30 0.37 0.38
d
Net realized and unrealized gains (losses) 2.50 0.10 3.07 (1.68) 1.82 1.93
Total from investment operations ........ 2.65 0.63 3.41 (1.38) 2.19 2.31
Less distributions from:
Net investment income .............. — (0.46) (0.37) (0.32) (0.32) (0.38)
Net realized gains ................. — (0.10) (0.39) (1.15) (0.57) (0.93)
Total distributions ................... — (0.56) (0.76) (1.47) (0.89) (1.31)
Net asset value, end of period .......... $19.12 $16.47 $16.40 $13.75 $16.60 $15.30
Total return
e
....................... 16.09% 4.08% 25.13% (8.18)% 14.42% 16.20%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.77% 0.78% 0.76% 0.75% 0.72% 0.71%
Expenses net of waiver and payments by
affiliates
g ,h
......................... 0.74% 0.75% 0.74% 0.73% 0.71% 0.71%
Expenses - incurred in connection with
securities sold short ................. 0.02% 0.02% 0.02% 0.01% —% 0.01%
Net investment income ............... 1.64% 3.67%
c
2.18% 1.84% 1.85% 2.57%
d
Supplemental data
Net assets, end of period (000’s) ........ $133,055 $70,839 $90,220 $79,358 $106,845 $604
Portfolio turnover rate ................ 22.41% 42.37% 30.72% 47.20% 24.80% 30.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.90%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments (unaudited), June 30, 2021
Franklin Mutual Beacon Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.9%
Aerospace & Defense 1.5%
a
Airbus SE ........................................... France 446,110 $ 57,487,390
Auto Components 3.1%
Cie Generale des Etablissements Michelin SCA .............. France 733,538 117,079,137
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,846,329 205,286
117,284,423
Banks 10.1%
ING Groep NV ....................................... Netherlands 7,281,863 96,670,161
JPMorgan Chase & Co. ................................. United States 863,830 134,360,118
Wells Fargo & Co. ..................................... United States 3,283,550 148,711,980
379,742,259
Beverages 3.3%
Heineken NV ........................................ Netherlands 1,008,239 122,409,986
Biotechnology 0.7%
a
Alexion Pharmaceuticals, Inc. ............................ United States 136,500 25,076,415
Chemicals 2.6%
BASF SE ........................................... Germany 1,240,851 97,960,752
Diversified Telecommunication Services 4.7%
Deutsche Telekom AG .................................. Germany 8,320,026 175,983,442
Electrical Equipment 3.5%
a
Sensata Technologies Holding plc ......................... United States 2,283,227 132,358,669
Entertainment 3.5%
a,d
Walt Disney Co. (The) .................................. United States 751,100 132,020,847
Equity Real Estate Investment Trusts (REITs) 3.3%
Brixmor Property Group, Inc. ............................. United States 5,376,776 123,074,403
Health Care Equipment & Supplies 3.3%
Medtronic plc ........................................ United States 988,867 122,748,061
Health Care Providers & Services 2.1%
Anthem, Inc. ......................................... United States 208,438 79,581,628
Insurance 2.9%
Hartford Financial Services Group, Inc. (The) ................ United States 1,234,260 76,487,092
Willis Towers Watson plc ................................ United States 137,700 31,673,754
108,160,846
IT Services 6.2%
Cognizant Technology Solutions Corp., A .................... United States 1,613,930 111,780,792
Global Payments, Inc. .................................. United States 644,300 120,832,022
232,612,814
Media 4.7%
a
Charter Communications, Inc., A .......................... United States 245,387 177,034,451
Pharmaceuticals 18.3%
a
Elanco Animal Health, Inc. ............................... United States 1,855,744 64,375,760
Eli Lilly & Co. ........................................ United States 602,081 138,189,631
GlaxoSmithKline plc ................................... United Kingdom 9,562,835 188,010,292
d
Merck & Co., Inc. ..................................... United States 2,027,029 157,642,045
Novartis AG, ADR ..................................... Switzerland 1,467,880 133,929,371

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a
Organon & Co. ....................................... United States 197,642 $ 5,980,647
688,127,746
Road & Rail 0.8%
Kansas City Southern .................................. United States 105,300 29,838,861
Semiconductors & Semiconductor Equipment 0.7%
Xilinx, Inc. ........................................... United States 188,700 27,293,568
Software 4.1%
a
Check Point Software Technologies Ltd. .................... Israel 1,066,373 123,837,897
a
Slack Technologies, Inc., A .............................. United States 644,700 28,560,210
152,398,107
Technology Hardware, Storage & Peripherals 3.6%
a,d
Western Digital Corp. .................................. United States 1,906,389 135,677,705
Textiles, Apparel & Luxury Goods 5.8%
Cie Financiere Richemont SA ............................ Switzerland 961,113 116,514,402
a
Tapestry, Inc. ........................................ United States 2,326,980 101,177,090
217,691,492
Tobacco 3.1%
British American Tobacco plc ............................. United Kingdom 2,934,551 113,943,897
Total Common Stocks (Cost $2,354,235,783) ....................................
3,448,507,762
Preferred Stocks 5.9%
Automobiles 2.7%
e
Porsche Automobil Holding SE, 2.44% ..................... Germany 935,244 100,407,653
Technology Hardware, Storage & Peripherals 3.2%
e
Samsung Electronics Co. Ltd., 1.45% ...................... South Korea 1,854,332 120,962,837
Total Preferred Stocks (Cost $73,139,573) ......................................
221,370,490
Warrants
Warrants 0.0%
†
Textiles, Apparel & Luxury Goods 0.0%
†
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 2,958,848 1,982,692
Total Warrants (Cost $—) .....................................................
1,982,692
Principal
Amount
*
Corporate Bonds 0.6%
Software 0.6%
f
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Note , 144A, 10.5% ,
2/01/24 ........................................... United States 22,708,000 23,398,210
Total Corporate Bonds (Cost $20,764,794) ......................................
23,398,210

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests 0.1%
Software 0.1%
Veritas US, Inc. , USD Term Loan, B , 6% , ( 3-month USD LIBOR +
5% ), 9/01/25 ....................................... United States 1,796,334 $ 1,810,256
Total Senior Floating Rate Interests (Cost $1,743,414) ...........................
1,810,256
Shares
Companies in Liquidation 0.0%
a,b,i
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 501,447 —
a,b,i
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 46,282,735 —
a,b,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $1,456,075) ...............................
—
Total Long Term Investments (Cost $2,451,339,639) .............................
3,697,069,410
a
Short Term Investments 0.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.9%
j
FHLB, 7/01/21 ....................................... United States 600,000 600,000
j
U.S. Treasury Bills ,
7/01/21 ........................................... United States 12,500,000 12,500,000
7/08/21 ........................................... United States 3,000,000 2,999,980
7/13/21 ........................................... United States 5,000,000 4,999,938
10/21/21 .......................................... United States 3,000,000 2,999,603
d
10/28/21 .......................................... United States 8,500,000 8,498,595
31,998,116
Total U.S. Government and Agency Securities (Cost $32,598,917) .................
32,598,116
Total Short Term Investments (Cost $32,598,917 ) ................................
32,598,116
a
Total Investments (Cost $2,483,938,556) 99.4% ..................................
$3,729,667,526
Securities Sold Short (2.6)% ..................................................
(96,926,399)
Other Assets, less Liabilities 3.2% .............................................
120,319,028
Net Assets 100.0% ...........................................................
$3,753,060,155
Shares
Securities Sold Short (2.6)%
Common Stocks (2.6)%
Insurance (0.8)%
k
Aon plc, A ........................................... United States 131,112 (31,304,301)
Pharmaceuticals (0.5)%
k
AstraZeneca plc, ADR .................................. United Kingdom 289,967 (17,369,023)
Road & Rail (0.2)%
k
Canadian National Railway Co. ........................... Canada 51,990 (5,485,985)
Semiconductors & Semiconductor Equipment (0.8)%
k
Advanced Micro Devices, Inc. ............................ United States 325,205 (30,546,506)

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
a a
Country Shares
a
Value
a a a a a a
Securities Sold Short (continued)
Common Stocks
(continued)
Software (0.3)%
k
salesforce.com, Inc. ................................... United States 50,029 (12,220,584)
Total Common Stocks (Proceeds $88,978,487) ..................................
(96,926,399)
Total Securities Sold Short (Proceeds $88,978,487) ..............................
$(96,926,399)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 10 regarding restricted securities.
d
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At June 30, 2021, the aggregate value of these securities pledged amounted to $133,643,065, representing 3.6% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the value of this security was
$23,398,210, representing 0.6% of net assets.
g
See Note 1(e) regarding senior floating rate interests.
h
The coupon rate shown represents the rate at period end.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 1(d) regarding securities sold short.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 221 $ 32,777,062 9/13/21 $ 975,077
Total Futures Contracts ...................................................................... $975,077
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 3,861,775 4,678,544 8/23/21 $ 93,897 $ —
Euro ............. HSBK Sell 14,926,793 17,863,056 8/23/21 151,225 (9,058)
Euro ............. SSBT Sell 1,874,628 2,242,384 8/23/21 16,851 —
Euro ............. UBSW Sell 5,398,712 6,594,952 8/23/21 185,672 —
Euro ............. HSBK Sell 32,240,336 38,141,586 10/07/21 72,093 (244,238)
Euro ............. SSBT Sell 29,979,731 35,379,979 10/07/21 — (247,296)
Euro ............. UBSW Sell 4,134,827 5,003,114 10/07/21 89,373 —
Euro ............. HSBK Sell 14,816,663 18,007,146 11/17/21 381,653 —
Euro ............. SSBT Sell 3,371,000 4,124,422 11/17/21 114,374 —
Euro ............. UBSW Sell 15,594,623 18,927,873 11/17/21 376,941 —
Total Forward Exchange Contracts ................................................... $1,482,079 $(500,592)
Net unrealized appreciation (depreciation) ............................................ $981,487
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  11  regarding other derivative information .
See Abbreviations on page 35 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Mutual
Beacon Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,483,938,556
Value - Unaffiliated issuers .................................................................. $3,729,667,526
Cash .................................................................................... 15,413,318
Receivables:
Investment securities sold ................................................................... 2,540,545
Capital shares sold ........................................................................ 1,769,874
Dividends and interest ..................................................................... 7,529,642
European Union tax reclaims (Note 1 f ) ......................................................... 3,017,605
Deposits with brokers for:
Securities sold short ..................................................................... 96,973,060
Futures contracts ........................................................................ 492,140
Variation margin on futures contracts ........................................................... 151,938
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,482,079
Other assets .............................................................................. 853,309
Total assets .......................................................................... 3,859,891,036
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,765,671
Capital shares redeemed ................................................................... 2,329,772
Management fees ......................................................................... 2,080,772
Distribution fees .......................................................................... 238,587
Transfer agent fees ........................................................................ 360,884
Trustees' fees and expenses ................................................................. 298,005
Securities sold short, at value (proceeds $ 88,978,487 ) ............................................... 96,926,399
Unrealized depreciation on OTC forward exchange contracts .......................................... 500,592
Accrued expenses and other liabilities ........................................................... 330,199
Total liabilities ......................................................................... 106,830,881
Net assets, at value ................................................................. $3,753,060,155
Net assets consist of:
Paid-in capital ............................................................................. $2,400,164,892
Total distributable earnings (losses) ............................................................. 1,352,895,263
Net assets, at value ................................................................. $3,753,060,155

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin Mutual
Beacon Fund
Class Z:
Net assets, at value ....................................................................... $2,579,973,063
Shares outstanding ........................................................................ 134,955,780
Net asset value and maximum offering price per share ............................................. $19.12
Class A:
Net assets, at value ....................................................................... $1,001,533,156
Shares outstanding ........................................................................ 53,012,832
Net asset value per share
a
.................................................................. $18.89
Maximum offering price per share (net asset value per share ÷ 94 .50% ) ................................ $19.99
Class C:
Net assets, at value ....................................................................... $37,097,280
Shares outstanding ........................................................................ 1,962,567
Net asset value and maximum offering price per share
a
............................................. $18.90
Class R:
Net assets, at value ....................................................................... $1,401,659
Shares outstanding ........................................................................ 75,269
Net asset value and maximum offering price per share ............................................. $18.62
Class R6:
Net assets, at value ....................................................................... $133,054,997
Shares outstanding ........................................................................ 6,959,607
Net asset value and maximum offering price per share ............................................. $19.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Mutual
Beacon Fund
Investment income:
Dividends: (net of foreign taxes of $2,500,308)
Unaffiliated issuers ........................................................................ $41,208,362
Interest:
Unaffiliated issuers ........................................................................ 2,031,613
Other income (Note 1 f ) ....................................................................... 45,044
Total investment income ................................................................... 43,285,019
Expenses:
Management fees (Note 3 a ) ................................................................... 11,814,137
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,179,366
    Class C ................................................................................ 178,343
    Class R ................................................................................ 3,373
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 928,721
    Class A ................................................................................ 358,582
    Class C ................................................................................ 13,550
Class R ................................................................................ 513
    Class R6 ............................................................................... 19,053
Custodian fees (Note 4 ) ...................................................................... 33,279
Reports to shareholders ...................................................................... 117,435
Registration and filing fees .................................................................... 51,911
Professional fees ........................................................................... 119,783
Trustees' fees and expenses .................................................................. 105,690
Dividends on securities sold short .............................................................. 418,056
Other .................................................................................... 59,080
Total expenses ......................................................................... 15,400,872
Expense reductions (Note 4 ) ............................................................... (65)
Expenses waived/paid by affiliates (Note 3f) .................................................... (11,430)
Net expenses ......................................................................... 15,389,377
Net investment income ................................................................ 27,895,642
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 174,931,310
Foreign currency transactions ................................................................ (277,583)
Forward exchange contracts ................................................................. (4,185,191)
Futures contracts ......................................................................... 2,543
Securities sold short ....................................................................... (1,327,375)
Net realized gain (loss) .................................................................. 169,143,704
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 317,926,879
Translation of other assets and liabilities denominated in foreign currencies .............................. (507,268)
Forward exchange contracts ................................................................. 8,671,902
Futures contracts ......................................................................... 1,174,314
Securities sold short ....................................................................... (7,391,435)
Net change in unrealized appreciation (depreciation) ............................................ 319,874,392
Net realized and unrealized gain (loss) ............................................................ 489,018,096
Net increase (decrease) in net assets resulting from operations .......................................... $516,913,738

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
Franklin Mutual Beacon Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $27,895,642 $107,019,795
Net realized gain (loss) ................................................. 169,143,704 (113,120,672)
Net change in unrealized appreciation (depreciation) ........................... 319,874,392 55,219,517
Net increase (decrease) in net assets resulting from operations ................ 516,913,738 49,118,640
Distributions to shareholders:
Class Z ............................................................. — (76,905,231)
Class A ............................................................. — (27,957,723)
Class C ............................................................. — (810,951)
Class R ............................................................. — (40,279)
Class R6 ............................................................ — (2,431,509)
Total distributions to shareholders .......................................... — (108,145,693)
Capital share transactions: (Note 2 )
Class Z ............................................................. (102,819,605) (245,275,617)
Class A ............................................................. (30,484,508) (116,168,396)
Class C ............................................................. (3,305,214) (14,894,960)
Class R ............................................................. (58,239) (451,128)
Class R6 ............................................................ 51,985,042 (17,188,067)
Total capital share transactions ............................................ (84,682,524) (393,978,168)
Net increase (decrease) in net assets ................................... 432,231,214 (453,005,221)
Net assets:
Beginning of period ..................................................... 3,320,828,941 3,773,834,162
End of period .......................................................... $3,753,060,155 $3,320,828,941

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
Franklin Mutual Beacon Fund
24
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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of  six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Beacon Fund (Fund) is
included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Beacon Fund
(continued)
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Beacon Fund
(continued)
the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2021, the Fund had OTC
derivatives in a net liability position of $116,071 and the
aggregate value of collateral pledged for such contracts was
$307,956.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2021, the Fund received $626,549 in U.S.
Treasury Bills, Bonds and Notes as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 11 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
27
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Franklin Mutual Beacon Fund
(continued)
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
e. Senior Floating Rate Interests
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
28
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Franklin Mutual Beacon Fund
(continued)
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust .
Additionally, in the normal course of business, the Trust ,
on behalf of the Fund , enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 2,926,523 $52,542,747 6,518,275 $91,753,757
Shares issued in reinvestment of distributions .......... — — 4,589,573 71,459,173
Shares redeemed ............................... (8,767,173) (155,362,352) (28,849,747) (408,488,547)
Net increase (decrease) .......................... (5,840,650) $(102,819,605) (17,741,899) $(245,275,617)
Class A Shares:
Shares sold
a
................................... 2,498,813 $45,024,406 5,565,356 $76,803,772
Shares issued in reinvestment of distributions .......... — — 1,766,127 27,128,904
Shares redeemed ............................... (4,278,992) (75,508,914) (15,867,439) (220,101,072)
Net increase (decrease) .......................... (1,780,179) $(30,484,508) (8,535,956) $(116,168,396)
Class C Shares:
Shares sold ................................... 143,266 $2,587,303 296,691 $4,210,695
Shares issued in reinvestment of distributions .......... — — 52,948 803,079
Shares redeemed
a
.............................. (334,861) (5,892,517) (1,425,903) (19,908,734)
Net increase (decrease) .......................... (191,595) $(3,305,214) (1,076,264) $(14,894,960)
Class R Shares:
Shares sold ................................... 2,142 $37,890 11,185 $148,721
Shares issued in reinvestment of distributions .......... — — 2,678 40,279
Shares redeemed ............................... (5,311) (96,129) (45,755) (640,128)
Net increase (decrease) .......................... (3,169) $(58,239) (31,892) $(451,128)
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
29
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Franklin Mutual Beacon Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.675% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 3,425,849 $65,541,983 1,026,719 $14,461,224
Shares issued in reinvestment of distributions .......... — — 155,064 2,412,061
Shares redeemed ............................... (766,537) (13,556,941) (2,383,080) (34,061,352)
Net increase (decrease) .......................... 2,659,312 $51,985,042 (1,201,297) $(17,188,067)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
30
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Franklin Mutual Beacon Fund
(continued)
pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Fund paid transfer agent fees of $1,320,419, of which $572,612 retained by Investor
Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $31,976
CDSC retained .............................................................................. $4,076
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Beacon Fund
(continued)
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2021, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, EU reclaims, passive foreign investment company shares and wash sales.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2021, aggregated $762,254,123 and $800,797,522, respectively.
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that
a
Projected benefit obligation at June 30, 2021 .......... $298,005
b
Increase (decrease) in projected benefit obligation ...... $(124)
Benefit payments made to retired trustees ............. $(1,195)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $55,021,776
Long term ................................................................................ 57,297,313
Total capital loss carryforwards ............................................................... $112,319,089
Cost of investments .......................................................................... $2,395,072,619
Unrealized appreciation ........................................................................ $1,264,608,699
Unrealized depreciation ........................................................................ (24,983,627)
Net unrealized appreciation (depreciation) .......................................................... $1,239,625,072

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Franklin Mutual Beacon Fund
(continued)
distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2021, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 -12/26/08 $ 1,890,264 $ 205,286
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $1,890,264 $205,286
†
Rounds to less than 0.1% of net assets.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Beacon Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 975,077
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
1,482,079 Unrealized depreciation on OTC
forward exchange contracts
500,592
Total .................... $2,457,156 $500,592
8. Credit Risk and Defaulted Securities
(continued)

Franklin Mutual Series Funds
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Franklin Mutual Beacon Fund
(continued)
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of futures contracts represented $33,274,115.
The average month end contract value of forward exchange contracts was $256,641,381.
See Note 1(c) regarding derivative financial instruments.
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Beacon Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $2,543 Futures contracts $1,174,314
Forward exchange contracts (4,185,191) Forward exchange contracts 8,671,902
Total ....................... $(4,182,648) $9,846,216
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
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Franklin Mutual Beacon Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 57,487,390 $ — $ 57,487,390
Auto Components ...................... — 117,079,137 205,286 117,284,423
Banks ............................... 283,072,098 96,670,161 — 379,742,259
Beverages ........................... — 122,409,986 — 122,409,986
Biotechnology ......................... 25,076,415 — — 25,076,415
Chemicals ........................... — 97,960,752 — 97,960,752
Diversified Telecommunication Services ..... — 175,983,442 — 175,983,442
Electrical Equipment .................... 132,358,669 — — 132,358,669
Entertainment ......................... 132,020,847 — — 132,020,847
Equity Real Estate Investment Trusts (REITs) . 123,074,403 — — 123,074,403
Health Care Equipment & Supplies ......... 122,748,061 — — 122,748,061
Health Care Providers & Services .......... 79,581,628 — — 79,581,628
Insurance ............................ 108,160,846 — — 108,160,846
IT Services ........................... 232,612,814 — — 232,612,814
Media ............................... 177,034,451 — — 177,034,451
Pharmaceuticals ....................... 500,117,454 188,010,292 — 688,127,746
Road & Rail .......................... 29,838,861 — — 29,838,861
Semiconductors & Semiconductor Equipment . 27,293,568 — — 27,293,568
Software ............................. 152,398,107 — — 152,398,107
Technology Hardware, Storage & Peripherals . 135,677,705 — — 135,677,705
Textiles, Apparel & Luxury Goods .......... 101,177,090 116,514,402 — 217,691,492
Tobacco ............................. — 113,943,897 — 113,943,897
Preferred Stocks ........................ — 221,370,490 — 221,370,490
Warrants .............................. 1,982,692 — — 1,982,692
Corporate Bonds ........................ — 23,398,210 — 23,398,210
Senior Floating Rate Interests ............... — 1,810,256 — 1,810,256
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 31,998,116 600,000 — 32,598,116
Total Investments in Securities ........... $2,396,223,825 $1,333,238,415
b
$205,286 $3,729,667,526
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,482,079 $ — $ 1,482,079
Futures contracts ........................ 975,077 — — 975,077
Total Other Financial Instruments ......... $975,077 $1,482,079 $— $2,457,156
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ 96,926,399 $ — $ — $ 96,926,399
Forward exchange contracts ................ — 500,592 — 500,592
Total Other Financial Instruments ......... $96,926,399 $500,592 $— $97,426,991
a
Includes securities determined to have no value at June 30, 2021.
b
Includes foreign securities valued at $1,307,429,949, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Beacon Fund
(continued)
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and
2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12,
2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 13, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021.
Further details are disclosed in the Fund’s Prospectus.
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate

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Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund
(Fund)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 19, 2021, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at regular Board meetings,
as well as information specifically requested and furnished
for the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,

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Semiannual Report
management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, noting continuing expenditures by
management to increase and improve the scope of such
services and favorable periodic reports on shareholder
services conducted by independent third parties. While such
considerations directly affected the trustees’ decision in
renewing the Fund’s transfer agent and shareholder services
agreement, the Board also considered these commitments
as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2020.
They considered the history of performance of the Fund

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Semiannual Report
relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
As part of these discussions, the Board had extensive
discussions with senior management of FT regarding the
retirement of the Chief Investment Officer of the investment manager and the appointment of the new Chief Investment
Officer effective November 2, 2020, as well as other
personnel matters. In addition to the materials provided by
management in connection with the renewal process, the
independent trustees requested throughout the year (and
received) additional presentations from the investment
manager and senior management of FT regarding the
performance of the investment manager and the Fund. As
part of these presentations, the investment manager and
senior management of FT reviewed enhancements that
have been made, and are being made, to the investment
manager’s investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional global multi-cap value funds. The Fund had total returns in the middle performing
quintile for the one-year period ended December 31, 2020,
and had annualized total returns for the three- and five-year periods in the second-best performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2020 was in the
best performing quintile. The Board was satisfied with such
comparative performance.
The trustees also compared Fund performance to other
industry benchmarks, including measures of risk-adjusted
performance of a fund, as part of their evaluation of
investment performance. The trustees concluded that the
Fund had continued to perform well in comparison to its
various benchmarks and in the context of the Fund’s goals.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
The Fund’s contractual management fee rate was in the
second-least expensive quintile of its Lipper expense group
and its total expenses were in the least expensive quintile of such group. The Board was satisfied with such comparative
fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2020,

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Semiannual Report
the most recent fiscal year-end of Franklin Resources, Inc.
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE
The Board considered economies of scale realized by the
investment manager and its affiliates as the Fund grows
larger and the extent to which they are shared with Fund
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a larger profit margin on investment management services provided
to such a fund. The trustees also noted that benefits of
economies of scale will be shared with Fund shareholders
due to the decline in the effective investment management
fee rate as breakpoints are achieved by the Fund.
The trustees noted that breakpoints had been instituted as
part of the Fund’s investment management fee and that the
Board regularly evaluates whether additional breakpoints are appropriate. The trustees believed the breakpoints were, and continue to be, appropriate and they agreed to continue to
monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under
management would have on the investment management
fee and expense ratio of the Fund. To the extent further
economies of scale may be realized by the investment
manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits with the
Fund and its shareholders.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).

Franklin Mutual Series Funds
Shareholder Information
40
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Semiannual Report
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

476 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Mutual Beacon Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Global Discovery
Fund
A Series of Franklin Mutual Series Funds
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Global Discovery Fund Shareholder:
After a difficult period of lockdowns, anxiety and grief, the beginning of 2021 brought much needed optimism and the
promise of relief. Before the start of the reporting period, our unsung heroes in lab coats announced viable vaccine
candidates. By December 2020, vaccines were approved for
emergency use. An additional stimulus package was also
passed, delivering financial assistance to many people in
need. Ten-year U.S. Treasury rates rose as investors began
to anticipate a possible economic recovery. A rotation out of growth stocks and into value stocks took place, which set
the tone for much of the six-month period through June 30,
2021.
The rotation into many “reopening” names meant that
companies which had benefited from consumer behavior
shifts during the lockdown, such as online payment
processors, online retailers, and remote worker infrastructure providers, fell out of favor. Instead, companies that stood to benefit from economic reopening, such as hotels, casinos,
restaurants, and other leisure companies, received a boost.
Smaller capitalization companies, which tend to be more
sensitive to the economic cycle, also outperformed their
larger capitalization counterparts for much of the six months.
The new Biden administration, and its focus on overhauling
America’s infrastructure, also supported a rally in building products companies and other potential beneficiaries of
the country’s structural overhaul. The U.S. government
successfully passed an additional stimulus bill in March
2021, and progress toward an infrastructure plan is ongoing.
In addition to the reopening theme driving performance, the
“reflation trade” also dominated much of the six months. The massive amounts of stimulus provided by central banks,
combined with increased consumer spending and supply
chain difficulties, led to building inflationary pressure and rising interest rates. This propelled some areas of global
markets upward, such as many companies in the financials
and energy sectors. However, toward period-end, investor
concerns over rising inflation worked to constrain global
equity market gains.
During the last half of the period, regional vaccination rates were a significant influencer of market activity. Geographic regions such as the U.S., where vaccine distribution was
widespread, experienced markedly higher economic
recovery than regions with lower vaccination rates. In
addition, a new coronavirus variant called the Delta variant, spread quickly through many countries that lacked vaccine
distribution infrastructure, further delaying progress towards normalcy in these areas.
Not all progress is evidenced by a steady march forward.
Markets continue to be affected by global vaccine distribution and ongoing complications surrounding COVID-19. As
concerns about mounting inflation and fluctuating interest
rates influence investor behavior, pockets of volatility
may crop up. However, market volatility can often present
opportunities. We remain focused on identifying stocks
trading at attractive valuations based upon our assessment
of fair value. Our process of finding underappreciated and
misunderstood companies with identifiable catalysts to
unlock shareholder value may provide meaningful upside
potential, and a degree of downside protection during
turbulent periods. To that end, we recognize the importance
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
On the following pages, the portfolio management team
reviews investment decisions made during the past six
months considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of June 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Mutual Global Discovery Fund 3
Performance Summary 8
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 22
Notes to Financial Statements 26
Shareholder Information 41
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMI ANNUAL REPORT
Franklin Mutual Global Discovery Fund
This semiannual report for Franklin Mutual Global Discovery
Fund covers the period ended June 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in equity securities of
U.S. and foreign companies that we believe are available
at market prices less than their intrinsic value. The equity securities in which the Fund invests are primarily common
stock, with a current focus on mid- and large cap companies.
To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
The Fund may invest a substantial portion, potentially up to
100% of its assets, in foreign securities and participations in foreign government debt. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +16.02% cumulative
total return for the six months ended June 30, 2021. In
comparison, the Fund’s new benchmark, the MSCI World
Value Index-NR (USD), which tracks the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a +14.72% cumulative total
return.
1
Also for comparison, the Fund’s prior benchmark,
the MSCI World Index (USD), which tracks equity market
performance in global developed markets, posted a +13.33%
cumulative total return.
1
The MSCI World Value Index-NR
(USD) is replacing the MSCI World Index (USD) as the
Fund’s benchmark. The investment manager believes the
composition of the MSCI World Value Index-NR (USD)
more accurately reflects the Fund’s current investment
strategy and portfolio characteristics, and that the actual tax withholding rates for the Fund are closer to the assumptions of the MSCI World Value Index-NR (USD; net of taxes on
dividends) than the MSCI World Index (USD; gross of taxes
on dividends). You can find more of the Fund’s performance
data in the Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +12.30% total return for the six months ended June
30, 2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, rebounding economic activity and easing
novel coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
Geographic Composition
6/30/21
% of Total
Net Assets
United States 49.3%
United Kingdom 8.7%
Germany 7.5%
France 7.3%
Netherlands 6.0%
Switzerland 5.0%
Canada 3.0%
Israel 1.9%
Japan 1.6%
South Korea 1.5%
China 1.3%
Other 0.7%
Short-Term Investments & Other Net Assets 6.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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Semiannual Report
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR (USD), to post a +11.80% total
return for the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a +4.54% total return for the six-month period.
1
The region’s economic recovery was pressured by
weak domestic demand, most notably in China, despite
improvement in manufacturing and exports. Asian equity
markets experienced increased volatility near period-end due to inflation concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a +7.45% total
return for the six months under review.
1
The recovery in
oil and industrial metals prices supported global emerging
market equities. Late in the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and inflation amid higher
commodity prices dampened investor enthusiasm in global
emerging market equities.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies
as well. Our portfolio selection process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (ESG) factors on the
long-term risk and return profile of a company.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
Before the start of the period, a large, multi-year
performance gap existed between growth and value stocks.
The beginning of 2021 brought a rotation into value stocks
that lasted for much of the period, narrowing the gap. For
the six-month period ending June 30, 2021, the MSCI World
Value Index-NR (USD) posted a +14.72% total return,
while the MSCI World Growth Index-NR (USD) posted a
+11.14% total return.
1
While “the reopening trade” boosted
the stock prices of many companies that stood to benefit
from economic reopening and citizens’ reentry into a more
normalized society, a bigger driver of performance within our

Franklin Mutual Global Discovery Fund
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Semiannual Report
portfolios was “the reflation trade,” reflecting expectations of rising interest rates and increasing inflationary pressures.
Fiscal and monetary stimulus, increased demand for certain
products such as automobiles where production was
constrained by supply bottlenecks, a steepening yield curve
and commodity price increases are drivers of the reflation
trade.
Many of Franklin Mutual Series’ portfolios had a significant position in banks. The team had invested in these stocks due to their discounted pricing compared to our assessment of
fair value. When rates started to rise at the beginning of the period, banks benefited. Higher rates generally mean high
spreads on lending products. Moreover, increased economic
activity and overall confidence in future economic growth
spurs increased lending activity, which is also good for
banks. Investments in companies such as ING Groep, Wells
Fargo and Capital One Financial were some of our biggest
contributors to absolute performance during the period. In
the Top 10 Industries table on this page, "Banks" is listed
with other industries in which the Fund invests.
Our traditional value equity investment approach is
complemented with two other investment strategies we use
to take advantage of special situations, which are merger
arbitrage and distressed investing. We were active in special situations investing during the first half of 2021. During
the period, our new ideas were driven by merger arbitrage
opportunities, while our attention in credit remained focused on opportunistic performing and stressed names, in addition
to post-reorganization distressed securities.
Within merger arbitrage, which involves trading the stocks
of companies involved in a merger or acquisition, activity
has been significant. Strong global markets and cheap and
available financing have helped to increase and sustain
merger activity. As corporations seek inorganic growth
opportunities across products, service offerings and end
markets while extracting merger synergies, we expect deal
momentum to continue. We are seeking opportunities that
either present a straightforward rate of return with relatively low risk, deals with high discounts due to concerns over the antitrust review process, or deals stemming from unsolicited approaches or auctions.
Within our distressed credit strategy, historically low rates and a steepening yield curve drove tight credit spreads. As
a result, total risk-adjusted return potential in performing and stressed credit was muted during the period, particularly
in fixed-rate, long duration investments. Given the current
environment, we have limited the scope of our investments
in distressed credit.
Fund Performance
Turning to Fund performance, top positive contributors
included Wells Fargo, ING Groep and Eli Lilly. Wells Fargo
and ING Groep are listed among the Fund’s largest positions
in the Top 10 Holdings table on page 6.
Wells Fargo was among the leading contributors to Fund
results during the period. The company announced its first-
quarter 2021 results in April. Headline earnings per share
beat consensus expectations. The mortgage and investment
banking business lines generated strong fee revenues and
management expects profitability of the company’s other
core lines of business to improve as the economy continues
to reopen. The stock performed well throughout the
remainder of the six-month period.
Financial services company ING Groep was a main
contributor to Fund results during the period. The stock
price rose throughout the six months, riding a wave of
investor optimism and positive financial results. Early in
the period, the company announced fourth-quarter 2020
adjusted earnings per share that beat expectations, which
helped provide support for price appreciation in February
and March. In May, ING Groep announced strong results
for 2021’s first quarter, further lifting the price. In addition, the continuing prospect of improving economic conditions
and higher interest rates has helped to support financial
stocks. Additionally, management has announced a series
of restructurings and market exits to reduce cost and
streamline the company’s operations.
Shares of drug company Eli Lilly appreciated during the
period and contributed positively to portfolio results. The
company's stock appreciated strongly given positive phase
2 data for its Alzheimer's compound, Donanemab. Eli Lilly
expected to file Donanemab with the U.S. Food and Drug
Administration (FDA) earlier than originally planned, due
Top 10 Industries
6/30/21
% of Total
Net Assets
a
Pharmaceuticals 10.0%
Oil, Gas & Consumable Fuels 9.5%
Banks 8.4%
Insurance 7.1%
Health Care Providers & Services 4.6%
Software 4.3%
Technology Hardware, Storage & Peripherals 3.9%
Diversified Telecommunication Services 3.6%
Tobacco 3.4%
IT Services 3.2%

Franklin Mutual Global Discovery Fund
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Semiannual Report
to the FDA's recent approval of Aduhelm, an Alzheimer's
product from Biogen (not a Fund holding). In addition, Eli
Lilly’s diabetes drug, Trulicity, continues to grow strongly, and its key diabetes pipeline compound, Tirzepatide, showed
positive results in multiple phase 3 clinical trials, which
further strengthens the company’s position in the growing
diabetes end market.
During the period under review, Fund investments that
detracted from performance included Cognizant Technology
Solutions, Check Point Software Technologies and Credit
Suisse Group.
Outsourcing services company Cognizant Technology
Solutions detracted from results during the period. The stock fell precipitously in May after the company’s first-quarter
2021 earnings call. Despite financial results that were largely in-line with expectations, investors reacted negatively as
the company lowered its full-year margin guidance to tackle
a high employee attrition rate, which led to lost business
opportunities due to the inability to source talent. Long term, the company is investing in its recruiting and employee
retention efforts and building out its automation technology to decouple employee headcount growth from revenue growth.
Israel-based information technology security software
provider Check Point Software Technologies detracted
from Fund performance during the period. The stock slid
in February after the company announced fourth fiscal
quarter results, including 2021 guidance that was below
consensus expectations due to higher selling, general and
administrative expenses, lower interest income and foreign
exchange headwinds. In late April, the company announced
first-quarter 2021 financial results that were in-line with
estimates, as better subscription revenues offset lower
product revenues. The stock traded within a narrow price
range for the remainder of the six-month period.
The stock of Switzerland-based financial services company
Credit Suisse detracted from portfolio results during the
six-month period. In March, the price fell due to two large
risk management lapses at the firm. First, the collapse of
Greensill, which is a provider of supply chain finance to
companies around the world. Funds managed by Credit
Suisse had approximately $10 billion of exposure. Since the
collapse of Greensill, Credit Suisse continues to work on
recovering and returning investors’ capital. Second, the firm had outsized exposure to Archegos Capital Management, a
prime broker client of the firm. Although multiple global banks suffered losses, Credit Suisse suffered significantly higher losses than others, with a $5.5 billion write-off booked during the quarter. As a result of this charge, it was forced to raise close to $2 billion to shore up the bank's capital. In response to the two events, Credit Suisse announced multiple
restructuring programs and management changes. The
stock traded within a narrow price range for the remainder of the period.
During the period, the Fund held currency forwards
and futures, seeking to substantially hedge most of the
currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a positive overall impact on the Fund’s
performance as the U.S. dollar rose against most currencies
during the period.
Thank you for your participation in Franklin Mutual Global
Discovery Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Katrina Dudley, CFA
Timothy Rankin, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
GlaxoSmithKline plc 3.2%
Pharmaceuticals, United Kingdom
Charter Communications, Inc. 2.7%
Media, United States
Deutsche Telekom AG 2.6%
Diversified Telecommunication Services,
Germany
Merck & Co., Inc. 2.6%
Pharmaceuticals, United States
Wells Fargo & Co. 2.5%
Banks, United States
CVS Health Corp. 2.5%
Health Care Providers & Services, United States
BP plc 2.5%
Oil, Gas & Consumable Fuels, United Kingdom
ING Groep NV 2.4%
Banks, Netherlands
Williams Cos., Inc. (The) 2.4%
Oil, Gas & Consumable Fuels, United States
British American Tobacco plc 2.2%
Tobacco, United Kingdom

Franklin Mutual Global Discovery Fund
7
franklintempleton.com
Semiannual Report
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
Franklin Mutual Global Discovery Fund
8
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
6-Month +16.02% +16.02%
1-Year +41.65% +41.65%
5-Year +52.55% +8.81%
10-Year +105.76% +7.48%
A
4
6-Month +15.90% +9.51%
1-Year +41.31% +33.53%
5-Year +50.66% +7.32%
10-Year +100.26% +6.59%
See page 9 for Performance Summary footnotes.

Franklin Mutual Global Discovery Fund
Performance Summary
9
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. To the extent that the
Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
1
Share Class
With Fee
Waiver
Without Fee
Waiver
Z 1.01% 1.02%
A 1.26% 1.27%

Your Fund’s Expenses
Franklin Mutual Global Discovery Fund
10
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1, 2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1, 2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,160.20 $5.58 $1,019.63 $5.22 1.04%
A $1,000 $1,159.00 $6.91 $1,018.39 $6.46 1.29%
C $1,000 $1,154.70 $10.91 $1,014.67 $10.20 2.04%
R $1,000 $1,157.40 $8.25 $1,017.15 $7.71 1.54%
R6 $1,000 $1,161.00 $5.08 $1,020.09 $4.75 0.95%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.77 $31.19 $26.86 $32.42 $31.12 $29.35
Income from investment operations
a
:
Net investment income
b
............. 0.32 0.96
c
0.67 0.58 0.76
d
0.67
e
Net realized and unrealized gains (losses) 4.29 (2.38) 5.91 (4.13) 2.29 3.08
Total from investment operations ........ 4.61 (1.42) 6.58 (3.55) 3.05 3.75
Less distributions from:
Net investment income .............. — (0.83) (0.70) (0.64) (0.79) (0.69)
Net realized gains ................. — (0.17) (1.55) (1.37) (0.96) (1.29)
Total distributions ................... — (1.00) (2.25) (2.01) (1.75) (1.98)
Net asset value, end of period .......... $33.38 $28.77 $31.19 $26.86 $32.42 $31.12
Total return
f
........................ 16.02% (4.38)% 24.70% (10.78)% 9.84% 12.86%
Ratios to average net assets
g
Expenses
h,i
........................ 1.04%
j
1.03%
j
1.00%
j
0.97%
j
0.96% 0.99%
j
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.01% 0.02% —%
k
—% 0.01%
Net investment income ............... 2.02% 3.66%
c
2.20% 1.82% 2.30%
d
2.27%
e
Supplemental data
Net assets, end of period (000’s) ........ $3,460,782 $3,274,956 $5,176,787 $5,114,274 $7,175,981 $8,354,865
Portfolio turnover rate ................ 18.41% 17.25% 14.08% 14.70% 17.50% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.02%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.94%.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Benefit of expense reduction rounds to less than 0.01%.
j
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.12 $30.51 $26.32 $31.80 $30.57 $28.86
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.86
c
0.58 0.49 0.66
d
0.59
e
Net realized and unrealized gains (losses) 4.20 (2.32) 5.78 (4.04) 2.25 3.01
Total from investment operations ........ 4.47 (1.46) 6.36 (3.55) 2.91 3.60
Less distributions from:
Net investment income .............. — (0.76) (0.62) (0.56) (0.72) (0.60)
Net realized gains ................. — (0.17) (1.55) (1.37) (0.96) (1.29)
Total distributions ................... — (0.93) (2.17) (1.93) (1.68) (1.89)
Net asset value, end of period .......... $32.59 $28.12 $30.51 $26.32 $31.80 $30.57
Total return
f
........................ 15.90% (4.61)% 24.37% (10.99)% 9.57% 12.56%
Ratios to average net assets
g
Expenses
h,i
........................ 1.29%
j
1.28%
j
1.25%
j
1.22%
j
1.21% 1.24%
j
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.01% 0.02% —%
k
—% 0.01%
Net investment income ............... 1.77% 3.39%
c
1.95% 1.57% 2.05%
d
2.02%
e
Supplemental data
Net assets, end of period (000’s) ........ $5,702,618 $5,358,016 $7,683,644 $7,461,444 $9,589,033 $10,498,722
Portfolio turnover rate ................ 18.41% 17.25% 14.08% 14.70% 17.50% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.75%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.43%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.69%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Benefit of expense reduction rounds to less than 0.01%.
j
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.12 $30.46 $26.25 $31.44 $30.22 $28.55
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.67
c
0.36 0.26 0.41
d
0.36
e
Net realized and unrealized gains (losses) 4.20 (2.34) 5.74 (3.98) 2.23 2.97
Total from investment operations ........ 4.35 (1.67) 6.10 (3.72) 2.64 3.33
Less distributions from:
Net investment income .............. — (0.50) (0.34) (0.10) (0.46) (0.37)
Net realized gains ................. — (0.17) (1.55) (1.37) (0.96) (1.29)
Total distributions ................... — (0.67) (1.89) (1.47) (1.42) (1.66)
Net asset value, end of period .......... $32.47 $28.12 $30.46 $26.25 $31.44 $30.22
Total return
f
........................ 15.47% (5.32)% 23.43% (11.70)% 8.78% 11.70%
Ratios to average net assets
g
Expenses
h,i
........................ 2.04%
j
2.03%
j
2.00%
j
1.97%
j
1.96% 1.99%
j
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.01% 0.02% —%
k
—% 0.01%
Net investment income ............... 1.00% 2.66%
c
1.20% 0.82% 1.30%
d
1.27%
e
Supplemental data
Net assets, end of period (000’s) ........ $469,703 $494,606 $872,717 $1,054,412 $2,438,507 $2,758,563
Portfolio turnover rate ................ 18.41% 17.25% 14.08% 14.70% 17.50% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.01%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.68%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.94%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Benefit of expense reduction rounds to less than 0.01%.
j
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.70 $30.08 $25.97 $31.37 $30.17 $28.51
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.78
c
0.50 0.41 0.57
d
0.50
e
Net realized and unrealized gains (losses) 4.13 (2.29) 5.69 (3.97) 2.22 2.98
Total from investment operations ........ 4.36 (1.51) 6.19 (3.56) 2.79 3.48
Less distributions from:
Net investment income .............. — (0.70) (0.53) (0.47) (0.63) (0.53)
Net realized gains ................. — (0.17) (1.55) (1.37) (0.96) (1.29)
Total distributions ................... — (0.87) (2.08) (1.84) (1.59) (1.82)
Net asset value, end of period .......... $32.06 $27.70 $30.08 $25.97 $31.37 $30.17
Total return
f
........................ 15.74% (4.87)% 24.09% (11.24)% 9.31% 12.28%
Ratios to average net assets
g
Expenses
h,i
........................ 1.54%
j
1.53%
j
1.50%
j
1.47%
j
1.46% 1.49%
j
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.01% 0.02% —%
k
—% 0.01%
Net investment income ............... 1.50% 3.13%
c
1.70% 1.32% 1.80%
d
1.77%
e
Supplemental data
Net assets, end of period (000’s) ........ $166,256 $175,393 $251,089 $274,086 $398,692 $444,813
Portfolio turnover rate ................ 18.41% 17.25% 14.08% 14.70% 17.50% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.41 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.18%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Benefit of expense reduction rounds to less than 0.01%.
j
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.75 $31.17 $26.85 $32.41 $31.13 $29.35
Income from investment operations
a
:
Net investment income
b
............. 0.32 0.97
c
0.70 0.62 0.75
d
0.61
e
Net realized and unrealized gains (losses) 4.31 (2.35) 5.90 (4.13) 2.34 3.19
Total from investment operations ........ 4.63 (1.38) 6.60 (3.51) 3.09 3.80
Less distributions from:
Net investment income .............. — (0.87) (0.73) (0.68) (0.85) (0.73)
Net realized gains ................. — (0.17) (1.55) (1.37) (0.96) (1.29)
Total distributions ................... — (1.04) (2.28) (2.05) (1.81) (2.02)
Net asset value, end of period .......... $33.38 $28.75 $31.17 $26.85 $32.41 $31.13
Total return
f
........................ 16.10% (4.27)% 24.80% (10.67)% 9.98% 13.02%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates
h
.......................... 0.95% 0.92% 0.90% 0.88% 0.84% 0.85%
Expenses net of waiver and payments by
affiliates
h ,i
......................... 0.95%
j
0.92%
j
0.89% 0.87% 0.84% 0.85%
j
Expenses - incurred in connection with
securities sold short ................. 0.03% 0.01% 0.02% —%
k
—% 0.01%
Net investment income ............... 2.04% 3.73%
c
2.31% 1.92% 2.42%
d
2.41%
e
Supplemental data
Net assets, end of period (000’s) ........ $693,463 $843,143 $1,295,457 $1,418,812 $2,221,338 $528,617
Portfolio turnover rate ................ 18.41% 17.25% 14.08% 14.70% 17.50% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Benefit of expense reduction rounds to less than 0.01%.
j
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments (unaudited), June 30, 2021
Franklin Mutual Global Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.2%
Aerospace & Defense 2.6%
a
Airbus SE ........................................... France 880,238 $ 113,430,735
BAE Systems plc ..................................... United Kingdom 21,813,405 157,635,522
271,066,257
Auto Components 1.6%
Cie Generale des Etablissements Michelin SCA .............. France 1,058,149 168,889,917
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 3,819,425 275,468
169,165,385
Automobiles 1.4%
a
General Motors Co. .................................... United States 2,418,152 143,082,054
Banks 8.4%
BNP Paribas SA ...................................... France 3,112,487 195,355,048
Citigroup, Inc. ........................................ United States 2,261,326 159,988,815
ING Groep NV ....................................... Netherlands 19,204,674 254,951,093
Wells Fargo & Co. ..................................... United States 5,893,904 266,934,912
877,229,868
Beverages 1.4%
Heineken NV ........................................ Netherlands 1,242,920 150,902,534
Biotechnology 0.9%
a
Alexion Pharmaceuticals, Inc. ............................ United States 496,900 91,285,499
Building Products 1.6%
Johnson Controls International plc ......................... United States 2,422,107 166,229,203
Capital Markets 1.8%
Credit Suisse Group AG, A .............................. Switzerland 14,069,420 147,277,642
a,d
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 29,002,025 41,190,086
188,467,728
Chemicals 2.8%
BASF SE ........................................... Germany 2,128,478 168,035,732
d
Covestro AG, 144A, Reg S .............................. Germany 1,989,819 128,669,573
296,705,305
Construction Materials 1.0%
HeidelbergCement AG ................................. Germany 1,203,248 103,315,424
Consumer Finance 1.5%
Capital One Financial Corp. ............................. United States 1,041,265 161,073,283
Diversified Financial Services 1.9%
e
Voya Financial, Inc. .................................... United States 3,206,753 197,215,310
Diversified Telecommunication Services 3.6%
Deutsche Telekom AG .................................. Germany 13,096,354 277,011,329
a
Frontier Communications Parent, Inc. ...................... United States 3,852,837 101,714,897
378,726,226
Entertainment 1.8%
a,e
Walt Disney Co. (The) .................................. United States 1,046,661 183,971,604
Food Products 1.5%
Kraft Heinz Co. (The) .................................. United States 3,899,800 159,033,844
Health Care Equipment & Supplies 1.7%
Medtronic plc ........................................ United States 1,476,101 183,228,417

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 4.6%
Anthem, Inc. ......................................... United States 578,928 $ 221,034,711
CVS Health Corp. ..................................... United States 3,156,566 263,383,867
484,418,578
Hotels, Restaurants & Leisure 1.4%
a
Accor SA ........................................... France 3,966,567 148,376,498
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 12,864,150 173,151,459
Insurance 8.4%
a
Alleghany Corp. ...................................... United States 188,061 125,449,851
China Pacific Insurance Group Co. Ltd., H ................... China 28,811,032 90,502,502
Everest Re Group Ltd. ................................. United States 547,000 137,849,470
Hartford Financial Services Group, Inc. (The) ................ United States 2,779,763 172,261,913
NN Group NV ........................................ Netherlands 4,742,775 224,064,463
Willis Towers Watson plc ................................ United States 591,300 136,010,826
886,139,025
IT Services 3.2%
Capgemini SE ........................................ France 705,592 135,706,338
Cognizant Technology Solutions Corp., A .................... United States 2,856,690 197,854,349
333,560,687
Media 2.7%
a
Charter Communications, Inc., A .......................... United States 393,865 284,153,904
Oil, Gas & Consumable Fuels 9.5%
BP plc .............................................. United Kingdom 59,232,197 259,775,364
Canadian Natural Resources Ltd. ......................... Canada 5,694,700 206,704,174
Inter Pipeline Ltd. ..................................... Canada 7,391,495 120,136,015
Kinder Morgan, Inc. .................................... United States 8,832,758 161,021,178
Williams Cos., Inc. (The) ................................ United States 9,375,435 248,917,799
996,554,530
Pharmaceuticals 10.6%
a
Elanco Animal Health, Inc. ............................... United States 1,852,612 64,267,111
e
Eli Lilly & Co. ........................................ United States 925,326 212,380,824
GlaxoSmithKline plc ................................... United Kingdom 16,933,085 332,913,227
e
Merck & Co., Inc. ..................................... United States 3,504,973 272,581,750
Novartis AG, ADR ..................................... Switzerland 2,364,276 215,716,542
a
Organon & Co. ....................................... United States 328,547 9,941,832
1,107,801,286
Road & Rail 0.5%
Kansas City Southern .................................. United States 195,300 55,342,161
Semiconductors & Semiconductor Equipment 2.7%
a
Renesas Electronics Corp. .............................. Japan 15,502,134 167,319,694
Xilinx, Inc. ........................................... United States 793,900 114,829,696
282,149,390
Software 4.7%
a
Avaya Holdings Corp. .................................. United States 537 14,445
a
Check Point Software Technologies Ltd. .................... Israel 1,702,597 197,722,590
Oracle Corp. ......................................... United States 2,498,666 194,496,161
a
Slack Technologies, Inc., A .............................. United States 2,346,100 103,932,230
496,165,426

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 3.9%
Catcher Technology Co. Ltd. ............................. Taiwan 11,600,852 $ 75,628,329
Samsung Electronics Co. Ltd. ............................ South Korea 2,221,535 158,502,645
a,e
Western Digital Corp. .................................. United States 2,387,620 169,926,916
404,057,890
Textiles, Apparel & Luxury Goods 1.5%
Cie Financiere Richemont SA ............................ Switzerland 1,283,249 155,566,505
Tobacco 3.4%
Altria Group, Inc. ...................................... United States 2,606,727 124,288,743
British American Tobacco plc ............................. United Kingdom 5,861,984 227,611,414
351,900,157
Total Common Stocks (Cost $7,085,743,729) ....................................
9,880,035,437
Preferred Stocks 1.1%
Automobiles 1.1%
f
Volkswagen AG, 2.3% .................................. Germany 439,987 110,327,901
Total Preferred Stocks (Cost $60,355,997) ......................................
110,327,901
Warrants
Warrants 0.0%
†
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 280,051 1,436,661
Textiles, Apparel & Luxury Goods 0.0%
†
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 3,074,198 2,059,987
Total Warrants (Cost $—) .....................................................
3,496,648
Principal
Amount
*
Convertible Bonds 0.0%
†
Banks 0.0%
†
d
Credit Suisse Group Guernsey VII Ltd. , BR , Senior Note , 144A, Reg
S, 3% , 11/12/21 ..................................... Switzerland 5,924,000 CHF 7,209,961
Total Convertible Bonds (Cost $6,523,152) .....................................
7,209,961
Corporate Bonds 2.1%
Airlines 1.9%
d
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 40,715,000 43,157,900
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 3,257,000 3,525,703
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 77,131,000 96,895,819
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 47,777,000 52,662,198
196,241,620
Multiline Retail 0.2%
d
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 19,531,000 21,556,462
Total Corporate Bonds (Cost $187,231,029) .....................................
217,798,082

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests 0.1%
Airlines 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 8,515,000 $ 8,888,084
Total Senior Floating Rate Interests (Cost $8,432,802) ...........................
8,888,084
Shares
Companies in Liquidation 0.0%
a,b,i
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,297,978 —
a,b,i
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 142,325,613 —
a,b,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $4,500,343) ...............................
—
Total Long Term Investments (Cost $7,352,787,052) .............................
10,227,756,113
a
Short Term Investments 1.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.4%
j
FHLB, 7/01/21 ....................................... United States 700,000 700,000
j
U.S. Treasury Bills ,
7/01/21 ........................................... United States 36,700,000 36,700,000
7/13/21 ........................................... United States 50,000,000 49,999,375
e
10/21/21 .......................................... United States 16,500,000 16,497,818
10/28/21 .......................................... United States 22,000,000 21,996,364
11/04/21 .......................................... United States 25,000,000 24,995,771
150,189,328
Total U.S. Government and Agency Securities (Cost $150,893,298) ................
150,889,328
Total Short Term Investments (Cost $150,893,298 ) ...............................
150,889,328
a
Total Investments (Cost $7,503,680,350) 98.9% ..................................
$10,378,645,441
Securities Sold Short (3.7)% ..................................................
(386,327,639)
Other Assets, less Liabilities 4.8% .............................................
500,503,933
Net Assets 100.0% ...........................................................
$10,492,821,735
Shares
Securities Sold Short (3.7)%
Common Stocks (3.7)%
Insurance (1.4)%
k
Aon plc, A ........................................... United States 589,248 (140,688,852)
Pharmaceuticals (0.6)%
k
AstraZeneca plc, ADR .................................. United Kingdom 1,055,565 (63,228,344)
Road & Rail (0.1)%
k
Canadian National Railway Co. ........................... Canada 89,304 (9,423,358)
Semiconductors & Semiconductor Equipment (1.2)%
k
Advanced Micro Devices, Inc. ............................ United States 1,368,208 (128,515,777)

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
a a
Country Shares
a
Value
a a a a a a
Securities Sold Short (continued)
Common Stocks
(continued)
Software (0.4)%
k
salesforce.com, Inc. ................................... United States 182,058 (44,471,308)
Total Common Stocks (Proceeds $352,437,752) .................................
(386,327,639)
Total Securities Sold Short (Proceeds $352,437,752) .............................
$(386,327,639)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $394,867,702, representing 3.8% of net assets.
e
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At June 30, 2021, the aggregate value of these securities pledged amounted to $522,633,836, representing 5.0% of net assets.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 1(f) regarding senior floating rate interests.
h
The coupon rate shown represents the rate at period end.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 1(d) regarding securities sold short.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
See Note 11 regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 2,929 $ 434,407,312 9/13/21 $ 12,916,530
Foreign Exchange GBP/USD ................... Short 2,262 195,168,188 9/13/21 5,253,257
Total Futures Contracts ...................................................................... $18,169,787
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... HSBK Sell 118,606,773 97,829,727 7/19/21 $ 2,162,658 $ —
Canadian Dollar .... UBSW Sell 16,754,753 13,873,130 7/19/21 358,906 —
Swiss Franc ....... HSBK Sell 139,010,427 153,171,432 7/19/21 2,865,115 —
British Pound ...... SSBT Sell 3,954,230 5,496,024 7/23/21 25,535 —
British Pound ...... UBSW Buy 3,954,230 5,596,516 7/23/21 — (126,027)
British Pound ...... HSBK Buy 6,568,998 9,263,340 8/18/21 2,876 (177,949)
British Pound ...... SSBT Sell 1,249,495 1,761,298 8/18/21 32,611 —
British Pound ...... UBSW Buy 15,066,078 21,194,048 8/18/21 — (349,993)
British Pound ...... UBSW Sell 58,530,776 82,502,670 8/18/21 1,524,815 —
Euro ............. HSBK Sell 152,684,140 185,408,983 8/23/21 4,144,409 —
Euro ............. SSBT Buy 6,948,741 8,417,885 8/23/21 — (168,433)
Euro ............. UBSW Sell 1,949,414 2,391,751 8/23/21 77,433 —
New Taiwan Dollar .. HSBK Sell 1,302,109,438 46,880,335 8/27/21 32,259 (3,131)
New Taiwan Dollar .. UBSW Sell 734,711,894 26,513,175 8/27/21 77,502 —
Euro ............. HSBK Sell 131,668,784 156,829,206 10/07/21 1,019,239 (662,421)
Euro ............. SSBT Sell 81,310,888 95,957,419 10/07/21 — (670,714)
Euro ............. UBSW Sell 67,018,988 81,242,803 10/07/21 1,598,862 —
Euro ............. HSBK Sell 63,028,980 76,587,169 11/17/21 1,609,640 —
Euro ............. SSBT Sell 17,000,000 20,799,517 11/17/21 576,788 —
Euro ............. UBSW Sell 71,680,845 86,725,789 11/17/21 1,456,240 —
South Korean Won .. HSBK Sell 2,120,543,905 1,881,583 11/19/21 6,176 —
South Korean Won .. UBSW Sell 2,556,005,623 2,269,080 11/19/21 8,552 —
South Korean Won .. HSBK Sell 49,143,964,054 44,220,856 12/17/21 765,748 —
South Korean Won .. UBSW Sell 78,805,125,918 70,943,200 12/17/21 1,260,477 —
Total Forward Exchange Contracts ................................................... $19,605,841 $(2,158,668)
Net unrealized appreciation (depreciation) ............................................ $17,447,173
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
See A bbreviations on page 40 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Franklin
Mutual Global
Discovery Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $7,503,680,350
Value - Unaffiliated issuers .................................................................. $10,378,645,441
Cash .................................................................................... 18,546,799
Foreign currency, at value (cost $ 8,596,428 ) ...................................................... 8,596,428
Receivables:
Investment securities sold ................................................................... 68,134,649
Capital shares sold ........................................................................ 2,759,064
Dividends and interest ..................................................................... 30,039,840
European Union tax reclaims (Note 1 g ) ......................................................... 10,872,394
Deposits with brokers for:
Securities sold short ..................................................................... 386,186,020
Futures contracts ........................................................................ 11,838,585
Variation margin on futures contracts ........................................................... 2,692,288
Unrealized appreciation on OTC forward exchange contracts .......................................... 19,605,841
Other assets .............................................................................. 1,380,944
Total assets .......................................................................... 10,939,298,293
Liabilities:
Payables:
Investment securities purchased .............................................................. 21,130,121
Capital shares redeemed ................................................................... 12,934,112
Management fees ......................................................................... 7,436,613
Distribution fees .......................................................................... 1,656,378
Transfer agent fees ........................................................................ 1,969,789
Trustees' fees and expenses ................................................................. 1,191,193
Securities sold short, at value (proceeds $ 352,437,752 ) .............................................. 386,327,639
Unrealized depreciation on OTC forward exchange contracts .......................................... 2,158,668
Accrued expenses and other liabilities ........................................................... 11,672,045
Total liabilities ......................................................................... 446,476,558
Net assets, at value ................................................................. $10,492,821,735
Net assets consist of:
Paid-in capital ............................................................................. $7,357,526,514
Total distributable earnings (losses) ............................................................. 3,135,295,221
Net assets, at value ................................................................. $10,492,821,735

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
Franklin
Mutual Global
Discovery Fund
Class Z:
Net assets, at value ....................................................................... $3,460,781,638
Shares outstanding ........................................................................ 103,672,972
Net asset value and maximum offering price per share ............................................. $33.38
Class A:
Net assets, at value ....................................................................... $5,702,618,323
Shares outstanding ........................................................................ 174,999,243
Net asset value per share
a
.................................................................. $32.59
Maximum offering price per share (net asset value per share ÷ 94 .50% ) ................................ $34.49
Class C:
Net assets, at value ....................................................................... $469,703,457
Shares outstanding ........................................................................ 14,465,162
Net asset value and maximum offering price per share
a
............................................. $32.47
Class R:
Net assets, at value ....................................................................... $166,255,505
Shares outstanding ........................................................................ 5,184,990
Net asset value and maximum offering price per share ............................................. $32.06
Class R6:
Net assets, at value ....................................................................... $693,462,812
Shares outstanding ........................................................................ 20,775,549
Net asset value and maximum offering price per share ............................................. $33.38
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Franklin
Mutual Global
Discovery Fund
Investment income:
Dividends: (net of foreign taxes of $8,501,001)
Unaffiliated issuers ........................................................................ $143,407,303
Interest:
Unaffiliated issuers ........................................................................ 7,957,953
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 4,395
Non-controlled affiliates (Note 3 f ) ............................................................. 33
Other income (Note 1 g ) ...................................................................... 7,026,847
Total investment income ................................................................... 158,396,531
Expenses:
Management fees (Note 3 a ) ................................................................... 43,981,295
Distribution fees: (Note 3c )
Class A ................................................................................ 6,952,883
Class C ................................................................................ 2,408,888
Class R ................................................................................ 426,933
Transfer agent fees: (Note 3e )
Class Z ................................................................................ 2,127,133
Class A ................................................................................ 3,494,183
Class C ................................................................................ 302,474
Class R ................................................................................ 107,221
Class R6 ............................................................................... 128,441
Custodian fees (Note 4 ) ...................................................................... 130,005
Reports to shareholders ...................................................................... 885,906
Registration and filing fees .................................................................... 98,046
Professional fees ........................................................................... 217,677
Trustees' fees and expenses .................................................................. 401,423
Dividends on securities sold short .............................................................. 1,600,102
Other .................................................................................... 166,071
Total expenses ......................................................................... 63,428,681
Expense reductions (Note 4 ) ............................................................... (207)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (14,574)
Net expenses ......................................................................... 63,413,900
Net investment income ................................................................ 94,982,631
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 584,412,002
Foreign currency transactions ................................................................ (126,550)
Forward exchange contracts ................................................................. (17,128,008)
Futures contracts ......................................................................... (12,490,285)
Securities sold short ....................................................................... (4,379,690)
Net realized gain (loss) .................................................................. 550,287,469
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 843,917,150
Translation of other assets and liabilities denominated in foreign currencies .............................. (2,055,181)
Forward exchange contracts ................................................................. 53,502,894
Futures contracts ......................................................................... 24,419,907
Securities sold short ....................................................................... (31,621,896)
Net change in unrealized appreciation (depreciation) ............................................ 888,162,874
Net realized and unrealized gain (loss) ............................................................ 1,438,450,343
Net increase (decrease) in net assets resulting from operations .......................................... $1,533,432,974

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
Franklin Mutual Global Discovery Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $94,982,631 $376,927,972
Net realized gain (loss) ................................................. 550,287,469 (534,362,129)
Net change in unrealized appreciation (depreciation) ........................... 888,162,874 (1,200,560,423)
Net increase (decrease) in net assets resulting from operations ................ 1,533,432,974 (1,357,994,580)
Distributions to shareholders:
Class Z ............................................................. — (114,749,627)
Class A ............................................................. — (179,565,272)
Class C ............................................................. — (12,234,587)
Class R ............................................................. — (5,652,491)
Class R6 ............................................................ — (30,706,058)
Total distributions to shareholders .......................................... — (342,908,035)
Capital share transactions: (Note 2 )
Class Z ............................................................. (316,818,003) (1,287,029,331)
Class A ............................................................. (472,977,101) (1,502,192,342)
Class C ............................................................. (95,207,158) (272,533,751)
Class R ............................................................. (34,101,927) (52,024,364)
Class R6 ............................................................ (267,620,754) (318,898,089)
Total capital share transactions ............................................ (1,186,724,943) (3,432,677,877)
Net increase (decrease) in net assets ................................... 346,708,031 (5,133,580,492)
Net assets:
Beginning of period ..................................................... 10,146,113,704 15,279,694,196
End of period .......................................................... $10,492,821,735 $10,146,113,704

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
Franklin Mutual Global Discovery Fund
26
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Global Discovery Fund (Fund)
is included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

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such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2021, the Fund had OTC
derivatives in a net liability position of $204,213 and the
aggregate value of collateral pledged for such contracts was
$715,921.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2021, the Fund received $15,642,426 in U.K.
Treasury Bonds and U.S. Treasury Bills, Bonds and Notes
as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 11 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
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e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. At June 30, 2021, the Fund had no securities on loan.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns. In the event that EU reclaims received by the Fund
during a fiscal year exceed foreign withholding taxes paid
by the Fund, and the Fund previously passed through to
its shareholders foreign taxes incurred by the Fund to be
used as a credit or deduction on a shareholder’s income
tax return, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
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2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 3,565,291 $111,460,553 10,135,382 $262,062,155
Shares issued in reinvestment of distributions .......... — — 3,777,102 104,139,014
Shares issued on reorganization .................... — — 1,077,880 33,166,426
Shares redeemed ............................... (13,730,420) (428,278,556) (67,138,038) (1,686,396,926)
Net increase (decrease) .......................... (10,165,129) $(316,818,003) (52,147,674) $(1,287,029,331)
Class A Shares:
Shares sold
a
................................... 6,355,743 $196,913,544 15,209,053 $385,426,903
Shares issued in reinvestment of distributions .......... — — 6,518,510 175,257,194
Shares issued on reorganization .................... — — 1,407,732 42,358,901
Shares redeemed ............................... (21,909,093) (669,890,645) (84,431,073) (2,105,235,340)
Net increase (decrease) .......................... (15,553,350) $(472,977,101) (61,295,778) $(1,502,192,342)
Class C Shares:
Shares sold ................................... 588,893 $18,205,060 1,462,444 $36,852,493
Shares issued in reinvestment of distributions .......... — — 458,386 12,128,301
Shares issued on reorganization .................... — — 342,264 10,271,407
Shares redeemed
a
.............................. (3,710,736) (113,412,218) (13,322,993) (331,785,952)
Net increase (decrease) .......................... (3,121,843) $(95,207,158) (11,059,899) $(272,533,751)
Class R Shares:
Shares sold ................................... 218,702 $6,710,201 976,306 $23,071,005
Shares issued in reinvestment of distributions .......... — — 213,165 5,628,938
Shares issued on reorganization .................... — — 52,424 1,554,387
Shares redeemed ............................... (1,364,988) (40,812,128) (3,259,087) (82,278,694)
Net increase (decrease) .......................... (1,146,286) $(34,101,927) (2,017,192) $(52,024,364)
Class R6 Shares:
Shares sold ................................... 1,703,668 $54,061,073 7,168,764 $177,915,442
Shares issued in reinvestment of distributions .......... — — 987,854 27,232,946
Shares issued on reorganization .................... — — 152,681 4,696,495
Shares redeemed ............................... (10,251,651) (321,681,827) (20,540,906) (528,742,972)
Net increase (decrease) .......................... (8,547,983) $(267,620,754) (12,231,607) $(318,898,089)
a
May include a portion of Class C shares that were automatically converted to Class A.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
Effective July 1, 2021, the Fund will pay fees based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.849% of the
Fund’s average daily net assets.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
Annualized Fee Rate Net Assets
0.845% Up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion

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b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Fund paid transfer agent fees of $6,159,452, of which $2,336,956 was retained by
Investor Services.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $175,670
CDSC retained .............................................................................. $14,486
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Effective July 1, 2021, Franklin Mutual contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.00%
based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $8,653,000 $(8,653,000) $ — $ — $—
a
— $33
Total Affiliated Securities .... $— $8,653,000 $(8,653,000) $— $— $— $33
a
As of June 30, 2021, no longer held by the Fund.
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
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Franklin Mutual Global Discovery Fund
(continued)
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2021, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, futures contracts, EU reclaims, pass-through entity income, passive foreign investment company shares, tax straddles and return of capital distributions.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2021, aggregated $1,841,577,496 and $2,878,423,806, respectively.
a
Projected benefit obligation at June 30, 2021 .......... $1,146,554
b
Increase (decrease) in projected benefit obligation ...... $(403)
Benefit payments made to retired trustees ............. $(3,652)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $106,292,917
Long term ................................................................................ 404,873,458
a
Total capital loss carryforwards ............................................................... $511,166,375
a
Includes $7,228,368 from the acquired Franklin Mutual International Fund, which may be carried over to offset future capital gains, subject to certain limitations .
Cost of investments .......................................................................... $7,117,762,515
Unrealized appreciation ........................................................................ $3,155,666,599
Unrealized depreciation ........................................................................ (245,494,352)
Net unrealized appreciation (depreciation) .......................................................... $2,910,172,247

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Franklin Mutual Global Discovery Fund
(continued)
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2021, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 -12/26/08 $ 2,536,498 $ 275,468
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,536,498 $275,468
†
Rounds to less than 0.1% of net assets.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 18,169,787
a
Variation margin on futures
contracts
$ —

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery Fund
(continued)
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of futures contracts represented $671,887,001.
The average month end contract value of forward exchange contracts was $1,302,541,202.
See Note 1(c) regarding derivative financial instruments.
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery Fund (continued)
Unrealized appreciation on OTC
forward exchange contracts
$ 19,605,841 Unrealized depreciation on OTC
forward exchange contracts
$ 2,158,668
Total .................... $37,775,628 $2,158,668
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Global Discovery Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(12,490,285) Futures contracts $24,419,907
Forward exchange contracts (17,128,008) Forward exchange contracts 53,502,894
Total ....................... $(29,618,293) $77,922,801
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
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Franklin Mutual Global Discovery Fund
(continued)
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 271,066,257 $ — $ 271,066,257
Auto Components ...................... — 168,889,917 275,468 169,165,385
Automobiles .......................... 143,082,054 — — 143,082,054
Banks ............................... 426,923,727 450,306,141 — 877,229,868
Beverages ........................... — 150,902,534 — 150,902,534
Biotechnology ......................... 91,285,499 — — 91,285,499
Building Products ...................... 166,229,203 — — 166,229,203
Capital Markets ........................ — 188,467,728 — 188,467,728
Chemicals ........................... — 296,705,305 — 296,705,305
Construction Materials .................. — 103,315,424 — 103,315,424
Consumer Finance ..................... 161,073,283 — — 161,073,283
Diversified Financial Services ............. 197,215,310 — — 197,215,310
Diversified Telecommunication Services ..... 101,714,897 277,011,329 — 378,726,226
Entertainment ......................... 183,971,604 — — 183,971,604
Food Products ........................ 159,033,844 — — 159,033,844
Health Care Equipment & Supplies ......... 183,228,417 — — 183,228,417
Health Care Providers & Services .......... 484,418,578 — — 484,418,578
Hotels, Restaurants & Leisure ............. — 148,376,498 — 148,376,498
Industrial Conglomerates ................ 173,151,459 — — 173,151,459
Insurance ............................ 571,572,060 314,566,965 — 886,139,025
IT Services ........................... 197,854,349 135,706,338 — 333,560,687
Media ............................... 284,153,904 — — 284,153,904
Oil, Gas & Consumable Fuels ............. 736,779,166 259,775,364 — 996,554,530
Pharmaceuticals ....................... 774,888,059 332,913,227 — 1,107,801,286
Road & Rail .......................... 55,342,161 — — 55,342,161
Semiconductors & Semiconductor Equipment . 114,829,696 167,319,694 — 282,149,390
Software ............................. 496,165,426 — — 496,165,426
Technology Hardware, Storage & Peripherals . 169,926,916 234,130,974 — 404,057,890
Textiles, Apparel & Luxury Goods .......... — 155,566,505 — 155,566,505

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and
2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12,
2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
On July 13, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021.
Further details are disclosed in the Fund’s Prospectus.
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Tobacco ............................. $ 124,288,743 $ 227,611,414 $ — $ 351,900,157
Preferred Stocks ........................ — 110,327,901 — 110,327,901
Warrants .............................. 3,496,648 — — 3,496,648
Convertible Bonds ....................... — 7,209,961 — 7,209,961
Corporate Bonds ........................ — 217,798,082 — 217,798,082
Senior Floating Rate Interests ............... — 8,888,084 — 8,888,084
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 150,189,328 700,000 — 150,889,328
Total Investments in Securities ........... $6,150,814,331 $4,227,555,642
b
$275,468 $10,378,645,441
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 19,605,841 $ — $ 19,605,841
Futures contracts ........................ 18,169,787 — — 18,169,787
Total Other Financial Instruments ......... $18,169,787 $19,605,841 $— $37,775,628
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ 386,327,639 $ — $ — $ 386,327,639
Forward exchange contracts ................ — 2,158,668 — 2,158,668
Total Other Financial Instruments ......... $386,327,639 $2,158,668 $— $388,486,307
a
Includes securities determined to have no value at June 30, 2021.
b
Includes foreign securities valued at $3,992,959,515, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery Fund
(continued)
Abbreviations
Counterparty
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate

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Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Global Discovery Fund
(Fund)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on June 25, 2021, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at regular Board meetings,
as well as information specifically requested and furnished
for the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,

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Semiannual Report
management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, noting continuing expenditures by
management to increase and improve the scope of such
services and favorable periodic reports on shareholder
services conducted by independent third parties. While such
considerations directly affected the trustees’ decision in
renewing the Fund’s transfer agent and shareholder services
agreement, the Board also considered these commitments
as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2020.
They considered the history of performance of the Fund

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Semiannual Report
relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
As part of these discussions, the Board had extensive
discussions with senior management of FT regarding the
retirement of the Chief Investment Officer of the investment manager and the appointment of the new Chief Investment
Officer effective November 2, 2020, as well as other
personnel matters. In addition to the materials provided by
management in connection with the renewal process, the
independent trustees requested throughout the year (and
received) additional presentations from the investment
manager and senior management of FT regarding the
performance of the investment manager and the Fund. As
part of these presentations, the investment manager and
senior management of FT reviewed enhancements that
have been made, and are being made, to the investment
manager’s investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional global multi-cap value funds. The Fund had total returns in the lowest performing
quintile for the one-year period ended December 31, 2020,
and had annualized total returns for the three- and five-year periods also in the lowest performing quintiles. The trustees noted that the Fund’s total return on an annualized basis
for the 10-year period ended December 31, 2020 was in
the second-lowest performing quintile. The trustees also
compared Fund performance to other industry benchmarks,
including measures of risk-adjusted performance of a fund,
as part of their evaluation of investment performance.
The trustees discussed with management the reasons for
the relative underperformance for the one-, three-, five-
and 10-year periods ended December 31, 2020. While
disappointed with the relative underperformance of the
Fund, the Board did not believe that any changes with
respect to the Fund were warranted at the time, particularly since the recent personnel changes had taken effect on
November 2, 2020 and the enhancements to the investment
manager’s personnel and investment process continue to
be implemented. The Board noted that it would continue to
monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
The Fund’s contractual management fee rate was in
the most expensive quintile of its Lipper expense group
and its total expenses were also in the most expensive
quintile of such group. Based, in part, on such relative
expense rankings, the independent trustees negotiated
with management to reduce the investment management
and total expenses of the Fund. Such negotiations
resulted in a reduction in the investment management fee

Franklin Mutual Series Funds
Shareholder Information
44
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Semiannual Report
charged with respect to assets under management up to $4
billion from 87.5 basis points to 84.5 basis points and the
implementation of a voluntary one-year total expense cap
on operating expenses (e.g., excluding 12b-1 fees) of 100
basis points. Following such changes, the Board found such
comparative fees and expenses to be acceptable in view of
factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2020,
the most recent fiscal year-end of Franklin Resources, Inc.
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE
The Board considered economies of scale realized by the
investment manager and its affiliates as the Fund grows
larger and the extent to which they are shared with Fund
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a larger profit margin on investment management services provided
to such a fund. The trustees also noted that benefits of
economies of scale will be shared with Fund shareholders
due to the decline in the effective investment management
fee rate as breakpoints are achieved by the Fund.
The trustees noted that breakpoints had been instituted as
part of the Fund’s investment management fee and that the
Board regularly evaluates whether additional breakpoints
are appropriate. The trustees assessed the savings to
shareholders resulting from such breakpoints and believed,
following the negotiations noted above regarding the change
in the Fund’s breakpoints, they were appropriate and they
agreed to continue to monitor the appropriateness of the
breakpoints. The trustees also considered the effects an
increase in assets under management would have on the
investment management fee and expense ratio of the Fund.
To the extent further economies of scale may be realized by
the investment manager and its affiliates, the Board believed the investment management fees provide a sharing of
benefits with the Fund and its shareholders.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures

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Shareholder Information
45
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Semiannual Report
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Franklin Mutual Series Funds
Shareholder Information
46
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Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

477 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Mutual Global Discovery Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Quest Fund
A Series of Franklin Mutual Series Funds
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Quest Fund Shareholder:
After a difficult period of lockdowns, anxiety and grief, the beginning of 2021 brought much needed optimism and the
promise of relief. Before the start of the reporting period, our unsung heroes in lab coats announced viable vaccine
candidates. By December 2020, vaccines were approved for
emergency use. An additional stimulus package was also
passed, delivering financial assistance to many people in
need. Ten-year U.S. Treasury rates rose as investors began
to anticipate a possible economic recovery. A rotation out of growth stocks and into value stocks took place, which set
the tone for much of the six-month period through June 30,
2021.
The rotation into many “reopening” names meant that
companies which had benefited from consumer behavior
shifts during the lockdown, such as online payment
processors, online retailers, and remote worker infrastructure providers, fell out of favor. Instead, companies that stood to benefit from economic reopening, such as hotels, casinos,
restaurants, and other leisure companies, received a boost.
Smaller capitalization companies, which tend to be more
sensitive to the economic cycle, also outperformed their
larger capitalization counterparts for much of the six months.
The new Biden administration, and its focus on overhauling
America’s infrastructure, also supported a rally in building products companies and other potential beneficiaries of
the country’s structural overhaul. The U.S. government
successfully passed an additional stimulus bill in March
2021, and progress toward an infrastructure plan is ongoing.
In addition to the reopening theme driving performance, the
“reflation trade” also dominated much of the six months. The massive amounts of stimulus provided by central banks,
combined with increased consumer spending and supply
chain difficulties, led to building inflationary pressure and rising interest rates. This propelled some areas of global
markets upward, such as many companies in the financials
and energy sectors. However, toward period-end, investor
concerns over rising inflation worked to constrain global
equity market gains.
During the last half of the period, regional vaccination rates were a significant influencer of market activity. Geographic regions such as the U.S., where vaccine distribution was
widespread, experienced markedly higher economic
recovery than regions with lower vaccination rates. In
addition, a new coronavirus variant called the Delta variant, spread quickly through many countries that lacked vaccine
distribution infrastructure, further delaying progress towards normalcy in these areas.
Not all progress is evidenced by a steady march forward.
Markets continue to be affected by global vaccine distribution and ongoing complications surrounding COVID-19. As
concerns about mounting inflation and fluctuating interest
rates influence investor behavior, pockets of volatility
may crop up. However, market volatility can often present
opportunities. We remain focused on identifying stocks
trading at attractive valuations based upon our assessment
of fair value. Our process of finding underappreciated and
misunderstood companies with identifiable catalysts to
unlock shareholder value may provide meaningful upside
potential, and a degree of downside protection during
turbulent periods. To that end, we recognize the importance
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
On the following pages, the portfolio management team
reviews investment decisions made during the past six
months considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of June 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Mutual Quest Fund 3
Performance Summary 8
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 23
Notes to Financial Statements 28
Shareholder Information 44
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMI ANNUAL REPORT
Franklin Mutual Quest Fund
This semi annual report for Franklin Mutual Quest Fund
covers the period ended June 3 0 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests
substantially to primarily in equity securities of U.S. and
foreign companies that we believe are available at market
prices less than their intrinsic value. The equity securities in which the Fund invests are primarily common stock, with a
current focus on mid- and large-cap companies. To a lesser
extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund
may invest a substantial portion, potentially up to 100% of
its assets, in foreign securities and participations in foreign government debt. The Geographic Composition table on this
page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +9.02% cumulative
total return for the six months ended June 30, 2021. In
comparison, the Fund’s new benchmark, the MSCI World
Value Index-NR (USD), which tracks the performance
of stocks exhibiting overall value style characteristics in
global developed markets, posted a +14.72% cumulative
total return.
1
Also for comparison, the Fund’s secondary
benchmark, the Bloomberg Barclays U.S. Corporate High
Yield Bond Index, which measures the U.S. corporate
market of non-investment grade, fixed-rate corporate bonds,
defined as the middle or lower ratings of Moody’s, Fitch and
Standard & Poor’s, posted a +3.62% cumulative total return.
1
Additionally, the Fund’s prior benchmark, the MSCI World
Index (USD), which tracks equity performance in global
developed markets, posted a +13.33% cumulative total
return.
1
The MSCI World Value Index-NR (USD) is replacing
the MSCI World Index (USD) as the Fund’s benchmark.
The investment manager believes the composition of
the MSCI World Value Index-NR (USD) more accurately
reflects the Fund’s current investment strategy and portfolio characteristics, and that the actual tax withholding rates for the Fund are closer to the assumptions of the MSCI World
Value Index-NR (USD; net of taxes on dividends) than the
MSCI World Index (USD; gross of taxes on dividends).
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +12.30% total return for the six months ended June
30, 2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, rebounding economic activity and easing
novel coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
Geographic Composition
6/30/21
% of Total
Net Assets
United States 53.9%
United Kingdom 15.8%
Netherlands 4.9%
Israel 2.4%
Germany 2.1%
Switzerland 1.8%
Luxembourg 1.5%
Canada 1.1%
Other 1.9%
Short-Term Investments & Other Net Assets 14.6%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR (USD), to post a +11.80% total
return for the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a +4.54% total return for the six-month period.
1
The region’s economic recovery was pressured by
weak domestic demand, most notably in China, despite
improvement in manufacturing and exports. Asian equity
markets experienced increased volatility near period-end due to inflation concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a +7.45% total
return for the six months under review.
1
The recovery in
oil and industrial metals prices supported global emerging
market equities. Late in the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and inflation amid higher
commodity prices dampened investor enthusiasm in global
emerging market equities.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies
as well. Our portfolio selection process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (ESG) factors on the
long-term risk and return profile of a company.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
Top 10 Industries
6/30/21
% of Total
Net Assets
a
Diversified Telecommunication Services 12.7%
Insurance 10.6%
Tobacco 8.0%
Oil, Gas & Consumable Fuels 7.4%
Software 7.2%
Pharmaceuticals 7.2%
Aerospace & Defense 3.8%
Airlines 3.5%
Diversified Financial Services 3.4%
Biotechnology 3.2%

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risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
Before the start of the period, a large, multi-year
performance gap existed between growth and value stocks.
The beginning of 2021 brought a rotation into value stocks
that lasted for much of the period, narrowing the gap. For
the six-month period ending June 30, 2021, the MSCI
World Value Index-NR (USD) posted a +14.72% cumulative
total return, while the MSCI World Growth Index-NR
(USD) posted a +11.14% cumulative total return.
1
While
“the reopening trade” boosted the stock prices of many
companies that stood to benefit from economic reopening
and citizens’ reentry into a more normalized society, a
bigger driver of performance within our portfolios was “the
reflation trade,” reflecting expectations of rising interest rates and increasing inflationary pressures. Fiscal and monetary
stimulus, increased demand for certain products such as
automobiles where production was constrained by supply
bottlenecks, a steepening yield curve and commodity price
increases are drivers of the reflation trade.
Many of Franklin Mutual Series’ portfolios had a significant position in financial companies. The team had invested
in these stocks due to their discounted pricing compared
to our assessment of fair value. Investments in insurance
companies such as Hartford Financial Services Group,
NN Group and Voya Financial were some of our notable
contributors to absolute performance during the period. In
the Top 10 Industries table on page 4, "Insurance" is listed with other industries in which the Fund invests.
Our traditional value equity investment approach is
complemented with two other investment strategies we use
to take advantage of special situations, which are merger
arbitrage and distressed investing. We were active in special situations investing during the first half of 2021. During
the period, our new ideas were driven by merger arbitrage
opportunities, while our attention in credit remained focused on opportunistic performing and stressed names, in addition
to post-reorganization distressed securities.
Within merger arbitrage, which involves trading the stocks
of companies involved in a merger or acquisition, activity
has been significant. Strong global markets and cheap and
available financing have helped to increase and sustain
merger activity. As corporations seek inorganic growth
opportunities across products, service offerings and end
markets while extracting merger synergies, we expect deal
momentum to continue. We are seeking opportunities that
either present a straightforward rate of return with relatively low risk, deals with high discounts due to concerns over the antitrust review process, or deals stemming from unsolicited approaches or auctions.
Within our distressed credit strategy, historically low rates and a steepening yield curve drove tight credit spreads. As
a result, total risk-adjusted return potential in performing and stressed credit was muted during the period, particularly
in fixed-rate, long duration investments. Given the current
environment, we are invested in three key areas: top of
the capital structure secured debt, event-driven credit and
traditional distressed debt.
Fund Performance
Turning to Fund performance, top positive contributors
included Williams Companies, BP and Hartford Financial
Services Group. Williams Companies is listed among the
Fund's largest positions in the Top 10 Holdings table on this page.
Natural gas pipeline operator Williams Companies was
among the leading contributors to Fund results for the
period. The stock price appreciated throughout the period
based on resilient operations and positive financial
announcements which beat estimates. In February,
Williams reported strong fourth-quarter 2020 results and
2021 guidance that surpassed expectations. May brought
another expectation-beating first-quarter 2021 financial
announcement. Positive first-quarter results were driven by
Top 10 Holdings
6/30/21
Company
Industry, Country
% of Total
Net Assets
a aa
Sorenson Communications LLC, Membership
Interests
5.0%
Diversified Telecommunication Services
GlaxoSmithKline plc 3.9%
Pharmaceuticals, United Kingdom
Merck & Co., Inc. 3.4%
Pharmaceuticals
British American Tobacco plc 3.2%
Tobacco, United Kingdom
Alexion Pharmaceuticals, Inc. 3.2%
Biotechnology
Slack Technologies, Inc. 3.1%
Software
Voya Financial, Inc. 2.9%
Diversified Financial Services
Xilinx, Inc. 2.8%
Semiconductors & Semiconductor Equipment
Imperial Brands plc 2.6%
Tobacco, United Kingdom
Williams Cos., Inc. (The) 2.6%
Oil, Gas & Consumable Fuels

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strong underlying performance and one-off gains related to
winter storm Uri. Efforts to accelerate growth appear to be
taking hold, along with an improved macro backdrop.
The stock of oil company BP contributed to portfolio returns during the six months. Before the start of the period, the
COVID-19 pandemic brought travel to a halt for several
months, putting downward pressure on the price of oil.
BP responded to the crisis by belt-tightening and used
the downturn to accelerate changes already underway,
positioning the company to be a leader in the energy
transition, with ambitious, climate-related goals. While
February’s fourth-quarter 2020 financial results were
disappointing, April’s first-quarter 2021 announcement
greatly surpassed expectations, driven by exceptionally
strong gas trading results. An improved macro backdrop,
coupled with an improved balance sheet, are leading to
greater cash returns to shareholders.
Hartford Financial Services Group stock was a leading
contributor to Fund results during the six-month period. In
March, the price jumped after an unsolicited acquisition
offer from property and casualty insurer Chubb (not a Fund
holding). After several rejected offers, Chubb announced
in late April the deal was no longer ongoing. Hartford
announced a share buyback and upgraded its outlook with
its first-quarter earnings announcement, supporting the stock price despite the withdrawal of the takeover offer. The stock price traded within a narrow price range for the remainder of the period.
During the period under review, Fund investments that
detracted from performance included Check Point Software
Technologies, Cognizant Technology Solutions and G4S.
Israel-based information technology security software
provider Check Point Software Technologies detracted
from Fund performance during the period. The stock slid
in February after the company announced fourth fiscal
quarter results, including 2021 guidance that was below
consensus expectations due to higher selling, general and
administrative expenses, lower interest income and foreign
exchange headwinds. In late April, the company announced
first-quarter 2021 financial results that were in-line with
estimates, as better subscription revenues offset lower
product revenues. The stock price traded within a narrow
price range for the remainder of the period.
Outsourcing services company Cognizant Technology
Solutions detracted from results during the period. The stock fell precipitously in May after the company’s first-quarter
2021 earnings call. Despite financial results that were largely in-line with expectations, investors reacted negatively as
the company lowered its full-year margin guidance to tackle
a high employee attrition rate, which led to lost business
opportunities due to the inability to source talent. Long term, the company is investing in its recruiting and employee
retention efforts and building out its automation technology to decouple employee headcount growth from revenue growth.
Security services company G4S hindered portfolio returns
during the six-month period. Before the start of the period,
G4S became the takeover target of two companies. In
mid-February, the two potential acquirers announced they
would not be increasing their respective bids, and the price of the stock fell as the market had anticipated a bidding war.
The stock price traded within a narrow price range for the
remainder of the period, and we sold our position.
During the period, the Fund held currency forwards and
futures, seeking to sustantially hedge most of the currency
risk of the portfolio’s non-U.S. dollar investments. The
hedges had a slightly negative overall impact on the Fund’s
performance, largely due to the appreciation of the British
pound against the U.S. dollar during the period.
As fellow shareholders, we found recent relative
performance disappointing, but our strategy of seeking
undervalued stocks and focus on special situation
investments, including distressed investments and merger
arbitrage, can lag the growth equity markets at times. We
remain committed to our disciplined, value investment
approach as we seek to generate attractive, long-term, risk-
adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
Quest Fund. We look forward to continuing to serve your
investment needs.
Keith Luh, CFA
Andrew B. Dinnhaupt, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment

Franklin Mutual Quest Fund
7
franklintempleton.com
Semiannual Report
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
Franklin Mutual Quest Fund
8
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
6-Month +9.02% +9.02%
1-Year +26.66% +26.66%
5-Year +31.47% +5.62%
10-Year +80.64% +6.09%
A
3
6-Month +8.86% +2.89%
1-Year +26.26% +19.31%
5-Year +29.76% +4.16%
10-Year +75.82% +5.21%
See page 9 for Performance Summary footnotes.

Franklin Mutual Quest Fund
Performance Summary
9
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
Z 0.81%
A 1.06%

Your Fund’s Expenses
Franklin Mutual Quest Fund
10
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1, 2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1, 2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,090.20 $4.54 $1,020.45 $4.39 0.88%
A $1,000 $1,088.60 $5.83 $1,019.21 $5.64 1.13%
C $1,000 $1,084.60 $9.71 $1,015.48 $9.39 1.88%
R $1,000 $1,087.80 $7.10 $1,017.99 $6.86 1.37%
R6 $1,000 $1,090.30 $4.27 $1,020.71 $4.13 0.82%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.31 $14.06 $12.95 $15.83 $15.52 $14.47
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.40
c
0.45 0.48 0.58 0.87
d
Net realized and unrealized gains (losses) 1.07 (0.66) 1.16 (1.58) 0.49 1.47
Total from investment operations ........ 1.20 (0.26) 1.61 (1.10) 1.07 2.34
Less distributions from:
Net investment income .............. — (0.49) (0.50) (0.58) (0.63) (1.01)
Net realized gains ................. — — — (1.20) (0.13) (0.28)
Total distributions ................... — (0.49) (0.50) (1.78) (1.78) (1.29)
Net asset value, end of period .......... $14.51 $13.31 $14.06 $12.95 $15.83 $15.52
Total return
e
....................... 9.02% (1.83)% 12.40% (6.85)% 6.92% 16.26%
Ratios to average net assets
f
Expenses
g,h
........................ 0.88%
i
0.81%
i
0.78% 0.78% 0.79% 0.79%
i
Expenses - incurred in connection with
securities sold short ................. 0.10% 0.02% 0.02% —%
j
—% 0.01%
Net investment income ............... 1.86% 3.22%
c
3.22% 2.96% 3.65% 5.74%
d
Supplemental data
Net assets, end of period (000’s) ........ $2,486,328 $2,472,118 $3,042,387 $3,054,792 $3,667,351 $3,683,095
Portfolio turnover rate ................ 32.09% 52.07% 60.96% 115.52% 32.90% 44.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.32%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 5.42%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.09 $13.84 $12.75 $15.60 $15.32 $14.29
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.37
c
0.41 0.43 0.53 0.83
d
Net realized and unrealized gains (losses) 1.05 (0.67) 1.14 (1.54) 0.46 1.45
Total from investment operations ........ 1.16 (0.30) 1.55 (1.11) 0.99 2.28
Less distributions from:
Net investment income .............. — (0.45) (0.46) (0.54) (0.58) (0.97)
Net realized gains ................. — — — (1.20) (0.13) (0.28)
Total distributions ................... — (0.45) (0.46) (1.74) (0.71) (1.25)
Net asset value, end of period .......... $14.25 $13.09 $13.84 $12.75 $15.60 $15.32
Total return
e
....................... 8.86% (2.12)% 12.14% (7.00)% 6.54% 16.04%
Ratios to average net assets
f
Expenses
g,h
........................ 1.13%
i
1.06%
i
1.03% 1.03% 1.04% 1.04%
i
Expenses - incurred in connection with
securities sold short ................. 0.10% 0.02% 0.02% —%
j
—% 0.01%
Net investment income ............... 1.60% 2.98%
c
2.97% 2.71% 3.40% 5.49%
d
Supplemental data
Net assets, end of period (000’s) ........ $750,653 $760,173 $1,035,699 $1,067,382 $1,153,870 $1,216,085
Portfolio turnover rate ................ 32.09% 52.07% 60.96% 115.52% 32.90% 44.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 5.17%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.01 $13.73 $12.64 $15.35 $15.06 $14.08
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.27
c
0.30 0.29 0.41 0.70
d
Net realized and unrealized gains (losses) 1.04 (0.66) 1.12 (1.49) 0.47 1.41
Total from investment operations ........ 1.10 (0.39) 1.42 (1.20) 0.88 2.11
Less distributions from:
Net investment income .............. — (0.33) (0.33) (0.31) (0.46) (0.85)
Net realized gains ................. — — — (1.20) (0.13) (0.28)
Total distributions ................... — (0.33) (0.33) (1.51) (0.59) (1.13)
Net asset value, end of period .......... $14.11 $13.01 $13.73 $12.64 $15.35 $15.06
Total return
e
....................... 8.46% (2.83)% 11.26% (7.77)% 5.89% 15.10%
Ratios to average net assets
f
Expenses
g,h
........................ 1.88%
i
1.81%
i
1.78% 1.78% 1.79% 1.79%
i
Expenses - incurred in connection with
securities sold short ................. 0.10% 0.02% 0.02% —%
j
—% 0.01%
Net investment income ............... 0.83% 2.24%
c
2.22% 1.96% 2.65% 4.74%
d
Supplemental data
Net assets, end of period (000’s) ........ $59,079 $65,715 $112,751 $141,619 $309,160 $34,624
Portfolio turnover rate ................ 32.09% 52.07% 60.96% 115.52% 32.90% 44.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.34%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 4.42%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.87 $13.61 $12.54 $15.40 $15.14 $14.14
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.33
c
0.37 0.39 0.50 0.78
d
Net realized and unrealized gains (losses) 1.04 (0.66) 1.12 (1.53) 0.46 1.43
Total from investment operations ........ 1.13 (0.33) 1.49 (1.14) 0.96 2.21
Less distributions from:
Net investment income .............. — (0.41) (0.42) (0.52) (0.57) (0.93)
Net realized gains ................. — — — (1.20) (0.13) (0.28)
Total distributions ................... — (0.41) (0.42) (1.72) (0.70) (1.21)
Net asset value, end of period .......... $14.00 $12.87 $13.61 $12.54 $15.40 $15.14
Total return
e
....................... 8.78% (2.38)% 11.88% (7.31)% 6.38% 15.69%
Ratios to average net assets
f
Expenses
g,h
........................ 1.37%
i
1.31%
i
1.28% 1.28% 1.29% 1.29%
i
Expenses - incurred in connection with
securities sold short ................. 0.10% 0.02% 0.02% —%
j
—% 0.01%
Net investment income ............... 1.37% 2.72%
c
2.72% 2.46% 3.15% 5.24%
d
Supplemental data
Net assets, end of period (000’s) ........ $2,436 $2,495 $3,415 $2,929 $1,774 $880
Portfolio turnover rate ................ 32.09% 52.07% 60.96% 115.52% 32.90% 44.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 4.92%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.29 $14.05 $12.94 $15.81 $15.51 $14.45
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.41
c
0.46 0.49 0.64 0.88
d
Net realized and unrealized gains (losses) 1.07 (0.68) 1.15 (1.57) 0.43 1.48
Total from investment operations ........ 1.20 (0.27) 1.61 (1.08) 1.07 2.36
Less distributions from:
Net investment income .............. — (0.49) (0.50) (0.59) (0.64) (1.02)
Net realized gains ................. — — — (1.20) (0.13) (0.28)
Total distributions ................... — (0.49) (0.50) (1.79) (0.77) (1.30)
Net asset value, end of period .......... $14.49 $13.29 $14.05 $12.94 $15.81 $15.51
Total return
e
....................... 9.03% (1.79)% 12.40% (6.73)% 6.94% 16.44%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.88% 0.79% 0.74% 0.74% 0.72% 0.71%
Expenses net of waiver and payments by
affiliates
g,h
......................... 0.82% 0.75% 0.72% 0.72% 0.72% 0.71%
i
Expenses - incurred in connection with
securities sold short ................. 0.10% 0.02% 0.02% —%
j
—% 0.01%
Net investment income ............... 1.88% 3.28%
c
3.28% 3.02% 3.72% 5.82%
d
Supplemental data
Net assets, end of period (000’s) ........ $41,964 $47,970 $107,723 $116,012 $123,863 $52,277
Portfolio turnover rate ................ 32.09% 52.07% 60.96% 115.52% 32.90% 44.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.38%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 5.50%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments (unaudited), June 30, 2021
Franklin Mutual Quest Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks 86.3%
Aerospace & Defense 3.8%
a
Airbus SE ........................................... France 189,371 $ 24,403,049
BAE Systems plc ..................................... United Kingdom 3,919,425 28,323,896
b
Huntington Ingalls Industries, Inc. ......................... United States 356,000 75,027,000
127,753,945
Auto Components 0.0%
†
a,c,d
International Automotive Components Group Brazil LLC ........ Brazil 2,548,299 183,791
Banks 0.2%
BNP Paribas SA ...................................... France 95,227 5,976,917
Beverages 0.7%
Heineken NV ........................................ Netherlands 192,840 23,412,645
Biotechnology 3.2%
a
Alexion Pharmaceuticals, Inc. ............................ United States 585,600 107,580,576
Chemicals 0.6%
e
Covestro AG, 144A, Reg S .............................. Germany 283,381 18,324,537
Diversified Financial Services 3.4%
M&G plc ............................................ United Kingdom 5,362,814 16,990,111
b
Voya Financial, Inc. .................................... United States 1,557,986 95,816,139
112,806,250
Diversified Telecommunication Services 11.4%
Deutsche Telekom AG .................................. Germany 2,508,794 53,065,484
a
Frontier Communications Parent, Inc. ...................... United States 3,137,679 82,834,726
a
Liberty Global plc, C ................................... United Kingdom 1,778,889 48,101,158
a,c,d,f
Sorenson Communications LLC, Membership Interests ......... United States 224,279 168,209,173
a,c,d
Windstream Holdings, Inc. ............................... United States 1,623,438 27,012,976
379,223,517
Electric Utilities 1.3%
b
Entergy Corp. ........................................ United States 262,100 26,131,370
Evergy , Inc. .......................................... United States 308,600 18,648,698
44,780,068
Entertainment 0.8%
a,b
Walt Disney Co. (The) .................................. United States 152,600 26,822,502
Equity Real Estate Investment Trusts (REITs) 0.9%
Brixmor Property Group, Inc. ............................. United States 363,600 8,322,804
Uniti Group, Inc. ...................................... United States 1,379,640 14,610,388
Vornado Realty Trust ................................... United States 176,000 8,213,920
31,147,112
Health Care Equipment & Supplies 0.4%
Medtronic plc ........................................ United States 102,143 12,679,011
Health Care Providers & Services 0.2%
Anthem, Inc. ......................................... United States 18,500 7,063,300
Insurance 13.6%
ASR Nederland NV .................................... Netherlands 1,510,686 58,500,958
a
Brighthouse Financial, Inc. .............................. United States 328,459 14,958,023
a
Conduit Holdings Ltd. .................................. United States 2,455,000 17,830,296
Direct Line Insurance Group plc .......................... United Kingdom 13,116,678 51,738,726
Everest Re Group Ltd. ................................. United States 334,566 84,313,978
b
Hartford Financial Services Group, Inc. (The) ................ United States 1,303,790 80,795,866

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
NN Group NV ........................................ Netherlands 1,223,210 $ 57,788,508
Willis Towers Watson plc ................................ United States 378,196 86,992,644
452,918,999
IT Services 2.8%
Alliance Data Systems Corp. ............................. United States 146,900 15,305,511
b
Cognizant Technology Solutions Corp., A .................... United States 736,989 51,043,858
Global Payments, Inc. .................................. United States 140,500 26,349,370
92,698,739
Media 0.8%
a
Charter Communications, Inc., A .......................... United States 6,670 4,812,072
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 8,477,560 22,380,758
27,192,830
Oil, Gas & Consumable Fuels 7.4%
BP plc .............................................. United Kingdom 15,464,945 67,824,797
ENEOS Holdings, Inc. .................................. Japan 4,367,756 18,306,051
Inter Pipeline Ltd. ..................................... Canada 3,221,883 52,366,156
Royal Dutch Shell plc, A ................................ Netherlands 1,122,432 22,681,214
b
Williams Cos., Inc. (The) ................................ United States 3,292,500 87,415,875
248,594,093
Pharmaceuticals 9.4%
a
Elanco Animal Health, Inc. ............................... United States 715,669 24,826,558
b
Eli Lilly & Co. ........................................ United States 42,500 9,754,600
GlaxoSmithKline plc ................................... United Kingdom 6,606,675 129,890,655
b
Merck & Co., Inc. ..................................... United States 1,469,800 114,306,346
Novartis AG, ADR ..................................... Switzerland 394,006 35,949,107
314,727,266
Professional Services 0.5%
KBR, Inc. ........................................... United States 429,100 16,370,165
Road & Rail 2.5%
Kansas City Southern .................................. United States 289,900 82,148,963
Semiconductors & Semiconductor Equipment 3.2%
a
Renesas Electronics Corp. .............................. Japan 1,323,418 14,284,091
Xilinx, Inc. ........................................... United States 648,300 93,770,112
108,054,203
Software 7.6%
a
Check Point Software Technologies Ltd. .................... Israel 704,732 81,840,527
b
NortonLifeLock , Inc. ................................... United States 1,021,404 27,802,617
Oracle Corp. ......................................... United States 484,826 37,738,856
a
Slack Technologies, Inc., A .............................. United States 2,361,800 104,627,740
252,009,740
Specialty Retail 0.7%
a
Dufry AG ............................................ Switzerland 408,143 24,218,506
a,c,d,f
Wayne Services Legacy, Inc. ............................. United States 7,104 —
24,218,506
Technology Hardware, Storage & Peripherals 1.0%
a,b
Western Digital Corp. .................................. United States 488,082 34,736,796

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 8.0%
b
Altria Group, Inc. ...................................... United States 1,494,845 $ 71,274,209
British American Tobacco plc ............................. United Kingdom 2,788,247 108,263,148
Imperial Brands plc .................................... United Kingdom 4,063,865 87,634,393
267,171,750
Wireless Telecommunication Services 1.9%
Vodafone Group plc ................................... United Kingdom 38,321,892 64,233,283
Total Common Stocks (Cost $2,472,125,731) ....................................
2,882,829,504
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,c,d
Windstream Holdings, Inc., 9/21/55 ........................ United States 91,545 1,523,251
Media 0.0%
†
a,c,d
cxLoyalty Group Holdings, Inc., 4/10/24 ..................... United States 48,381 —
a,c
Lee Enterprises, Inc., 12/31/22 ........................... United States 1,110,000 850,514
850,514
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 235,873 1,210,029
Total Warrants (Cost $9,242,827) ..............................................
3,583,794
Principal
Amount
*
Corporate Bonds 7.1%
Airlines 3.1%
e
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 32,324,000 34,263,440
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,586,000 2,799,345
e
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 39,357,000 49,442,231
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 15,498,000 17,082,671
103,587,687
Diversified Telecommunication Services 1.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 9,628,717 9,817,440
g
Intelsat Jackson Holdings SA , Senior Bond , 5.5% , 8/01/23 ...... Luxembourg 45,750,000 26,249,062
36,066,502
Machinery 0.5%
e
Navistar International Corp. ,
Senior Note, 144A, 6.625%, 11/01/25 .................... United States 13,500,000 13,947,255
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 2,536,900 2,722,728
16,669,983
Multiline Retail 1.0%
e
Macy's Retail Holdings LLC , Senior Note , 144A, 5.875% , 4/01/29 . United States 25,000,000 26,917,750
e
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 6,246,000 6,893,741
33,811,491

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 0.9%
e
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Note , 144A, 10.5% ,
2/01/24 ........................................... United States 30,222,000 $ 31,140,598
Wireless Telecommunication Services 0.5%
e,g
Intelsat Connect Finance SA , Senior Note , 144A, 9.5% , 2/15/23 .. Luxembourg 48,845,000 16,271,491
Total Corporate Bonds (Cost $244,277,897) .....................................
237,547,752
a
h,i
Senior Floating Rate Interests 1.9%
Airlines 0.2%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 6,760,000 7,056,189
Diversified Telecommunication Services 0.3%
Intelsat Jackson Holdings SA , Term Loan, B3 , 8% , ( 1-month USD
LIBOR + 4.75% ), 11/27/23 ............................. Luxembourg 8,000,000 8,146,680
Health Care Providers & Services 1.0%
Envision Healthcare Corp. , Initial Term Loan , 3.843% , ( 1-month USD
LIBOR + 3.75% ), 10/10/25 ............................. United States 39,985,160 34,362,247
Machinery 0.3%
Navistar, Inc. , Term Loan, B , 3.6% , ( 1-month USD LIBOR + 3.5% ),
11/06/24 .......................................... United States 9,964,201 9,984,129
Software 0.1%
Veritas US, Inc. , USD Term Loan, B , 6% , ( 3-month USD LIBOR +
5% ), 9/01/25 ....................................... United States 2,399,082 2,417,675
Total Senior Floating Rate Interests (Cost $73,087,119) ..........................
61,966,920
Asset-Backed Securities 0.2%
Airlines 0.2%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 .
United States 5,864,424 5,952,744
Total Asset-Backed Securities (Cost $5,776,458) ................................
5,952,744
Shares
Companies in Liquidation 0.0%
a,c,j
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,c,j
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,531,470 —
a,c,j
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 104,175,133 —
a,c,j
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $3,234,626) ...............................
—
Total Long Term Investments (Cost $2,807,744,658) .............................
3,191,880,714
a
Short Term Investments 1.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.6%
k
U.S. Treasury Bills ,
7/01/21 ........................................... United States 6,800,000 6,800,000
8/12/21 ........................................... United States 1,000,000 999,939

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
k
U.S. Treasury Bills, (continued)
9/02/21 ........................................... United States 6,500,000 $ 6,499,460
10/21/21 .......................................... United States 8,000,000 7,998,942
10/28/21 .......................................... United States 13,500,000 13,497,769
11/04/21 .......................................... United States 17,500,000 17,497,039
53,293,149
Total U.S. Government and Agency Securities (Cost $53,295,451) .................
53,293,149
Total Short Term Investments (Cost $53,295,451 ) ................................
53,293,149
a
Total Investments (Cost $2,861,040,109) 97.2% ..................................
$3,245,173,863
Securities Sold Short (10.1)% .................................................
(339,025,375)
Other Assets, less Liabilities 12.9% ............................................
434,311,500
Net Assets 100.0% ...........................................................
$3,340,459,988
Shares
Securities Sold Short (10.1)%
Common Stocks (10.1)%
Insurance (2.9)%
l
Aon plc, A ........................................... United States 408,474 (97,527,252)
Pharmaceuticals (2.2)%
l
AstraZeneca plc, ADR .................................. United Kingdom 1,243,989 (74,514,941)
Road & Rail (0.5)%
l
Canadian National Railway Co. ........................... Canada 163,649 (17,268,243)
Semiconductors & Semiconductor Equipment (3.2)%
l
Advanced Micro Devices, Inc. ............................ United States 1,117,280 (104,946,110)
Software (1.3)%
l
salesforce.com, Inc. ................................... United States 183,276 (44,768,829)
Total Common Stocks (Proceeds $312,618,861) .................................
(339,025,375)
Total Securities Sold Short (Proceeds $312,618,861) .............................
$(339,025,375)

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security has been segregated as collateral for securities sold short. At June 30, 2021, the aggregate value of these securities pledged amounted to
$381,928,096, representing 11.4% of net assets.
c
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
d
See Note 11 regarding restricted securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $219,805,787, representing 6.6% of net assets.
f
See Note 13 regarding holdings of 5% voting securities.
g
See Note 8 regarding credit risk and defaulted securities.
h
See Note 1(g) regarding senior floating rate interests.
i
The coupon rate shown represents the rate at period end.
j
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
k
The security was issued on a discount basis with no stated coupon rate.
l
See Note 1(e) regarding securities sold short.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 243 $ 36,039,938 9/13/21 $ 1,072,548
Foreign Exchange GBP/USD ................... Short 735 63,416,719 9/13/21 1,674,313
Total Futures Contracts ...................................................................... $2,746,861
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... HSBK Buy 2, 154,684 3,009,718 7/23/21 $ 3,285 $ (32,101)
British Pound ...... SSBT Sell 188,190,524 261,656,670 7/23/21 1,304,021 —
British Pound ...... UBSW Buy 18,969,114 26,865,881 7/23/21 — (623,012)
British Pound ...... UBSW Sell 989,899 1,382,200 7/23/21 12,722 —
British Pound ...... HSBK Sell 1,634,649 2,285,675 8/18/21 24,124 —
British Pound ...... SSBT Sell 2,545,468 3,600,426 8/18/21 78,749 —
British Pound ...... UBSW Sell 86,720,844 122,250,869 8/18/21 2,271,801 —
Euro ............. HSBK Buy 1,225,454 1,489,339 8/23/21 — (34,497)
Euro ............. HSBK Sell 19,338,826 23,551,229 8/23/21 592,432 —
Euro ............. SSBT Buy 3,019,723 3,658,171 8/23/21 — (73,196)
Euro ............. UBSW Buy 663,518 808,407 8/23/21 — (20,688)
Euro ............. UBSW Sell 2,272,575 2,788,241 8/23/21 90,270 —
Euro ............. HSBK Sell 7,796,590 9,299,556 10/07/21 73,730 (39,476)
Euro ............. SSBT Sell 4,845,584 5,718,419 10/07/21 — (39,970)
Euro ............. UBSW Sell 658,164 794,951 10/07/21 12,803 —
Euro ............. HSBK Sell 21,618,656 26,243,211 11/17/21 526,256 —

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
See Note 12 regarding other derivative information.
See Abbreviations on page 43 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. UBSW Sell 22,497,857 27,318,013 11/17/21 $ 555,186 $ —
Total Forward Exchange Contracts ................................................... $5,545,379 $(862,940)
Net unrealized appreciation (depreciation) ............................................ $4,682,439
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
Franklin Mutual
Quest Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,861,040,109
Cost - Non-controlled affiliates (Note 3 f and 13 ) ................................................... —
Value - Unaffiliated issuers .................................................................. $3,076,964,690
Value - Non-controlled affiliates (Note 3 f and 13 ) .................................................. 168,209,173
Cash .................................................................................... 932,254
Restricted cash for OTC derivative contracts (Note 1 d ) ............................................... 940,000
Foreign currency, at value (cost $ 1,199,263 ) ...................................................... 1,199,090
Receivables:
Investment securities sold ................................................................... 67,833,466
Capital shares sold ........................................................................ 753,119
Dividends and interest ..................................................................... 14,278,479
Foreign tax refund ......................................................................... 374,824
European Union tax reclaims (Note 1 h ) ......................................................... 8,731,829
Deposits with brokers for:
Securities sold short ..................................................................... 339,220,337
Futures contracts ........................................................................ 2,119,405
Variation margin on futures contracts ........................................................... 387,563
Unrealized appreciation on OTC forward exchange contracts .......................................... 5,545,379
Other assets .............................................................................. 330,169
Total assets .......................................................................... 3,687,819,777
Liabilities:
Payables:
Investment securities purchased .............................................................. 717,738
Capital shares redeemed ................................................................... 2,940,642
Management fees ......................................................................... 1,884,693
Distribution fees .......................................................................... 208,083
Transfer agent fees ........................................................................ 277,772
Trustees' fees and expenses ................................................................. 357,654
Due to brokers ............................................................................. 940,000
Securities sold short, at value (proceeds $ 312,618,861 ) .............................................. 339,025,375
Unrealized depreciation on OTC forward exchange contracts .......................................... 862,940
Accrued expenses and other liabilities ........................................................... 144,892
Total liabilities ......................................................................... 347,359,789
Net assets, at value ................................................................. $3,340,459,988
Net assets consist of:
Paid-in capital ............................................................................. $3,622,020,202
Total distributable earnings (losses) ............................................................. (281,560,214)
Net assets, at value ................................................................. $3,340,459,988

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Franklin Mutual
Quest Fund
Class Z:
Net assets, at value ....................................................................... $2,486,328,428
Shares outstanding ........................................................................ 171,401,526
Net asset value and maximum offering price per share ............................................. $14.51
Class A:
Net assets, at value ....................................................................... $750,652,810
Shares outstanding ........................................................................ 52,673,101
Net asset value per share
a
.................................................................. $14.25
Maximum offering price per share (net asset value per share ÷ 94 .50% ) ................................ $15.08
Class C:
Net assets, at value ....................................................................... $59,079,318
Shares outstanding ........................................................................ 4,188,009
Net asset value and maximum offering price per share
a
............................................. $14.11
Class R:
Net assets, at value ....................................................................... $2,435,801
Shares outstanding ........................................................................ 174,036
Net asset value and maximum offering price per share ............................................. $14.00
Class R6:
Net assets, at value ....................................................................... $41,963,631
Shares outstanding ........................................................................ 2,895,363
Net asset value and maximum offering price per share ............................................. $14.49
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
Franklin Mutual
Quest Fund
Investment income:
Dividends: (net of foreign taxes of $991,710)
Unaffiliated issuers ........................................................................ $39,618,623
Interest:
Unaffiliated issuers ........................................................................ 5,709,796
Non-controlled affiliates (Note 3 f and 13 ) ........................................................ 125,250
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 913
Non-controlled affiliates (Note 3 f ) ............................................................. 9
Other income (Note 1 h ) ...................................................................... 185,008
Total investment income ................................................................... 45,639,599
Expenses:
Management fees (Note 3 a ) ................................................................... 11,272,055
Distribution fees: (Note 3c )
Class A ................................................................................ 942,048
Class C ................................................................................ 310,933
Class R ................................................................................ 6,374
Transfer agent fees: (Note 3e )
Class Z ................................................................................ 920,067
Class A ................................................................................ 279,865
Class C ................................................................................ 23,055
Class R ................................................................................ 954
Class R6 ............................................................................... 16,481
Custodian fees (Note 4 ) ...................................................................... 18,946
Reports to shareholders ...................................................................... 133,624
Registration and filing fees .................................................................... 56,143
Professional fees ........................................................................... 60,728
Trustees' fees and expenses .................................................................. 122,013
Dividends on securities sold short .............................................................. 1,672,935
Other .................................................................................... 66,139
Total expenses ......................................................................... 15,902,360
Expense reductions (Note 4 ) ............................................................... (573)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (12,026)
Net expenses ......................................................................... 15,889,761
Net investment income ................................................................ 29,749,838

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
(continued)
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Mutual
Quest Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (13,780,634)
Non-controlled affiliates (Note 3 f and 13 ) ...................................................... (31,617,327)
Written options ........................................................................... 599,516
Foreign currency transactions ................................................................ (422,387)
Forward exchange contracts ................................................................. (27,714,454)
Futures contracts ......................................................................... (3,254,187)
Securities sold short ....................................................................... (2,967,406)
Net realized gain (loss) .................................................................. (79,156,879)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 299,265,845
Non-controlled affiliates (Note 3 f and 13 ) ...................................................... 35,341,185
Translation of other assets and liabilities denominated in foreign currencies .............................. (561,871)
Forward exchange contracts ................................................................. 25,559,888
Futures contracts ......................................................................... 3,897,933
Securities sold short ....................................................................... (25,336,761)
Net change in unrealized appreciation (depreciation) ............................................ 338,166,219
Net realized and unrealized gain (loss) ............................................................ 259,009,340
Net increase (decrease) in net assets resulting from operations .......................................... $288,759,178

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
Franklin Mutual Quest Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $29,749,838 $108,118,461
Net realized gain (loss) ................................................. (79,156,879) (281,481,705)
Net change in unrealized appreciation (depreciation) ........................... 338,166,219 4,730,623
Net increase (decrease) in net assets resulting from operations ................ 288,759,178 (168,632,621)
Distributions to shareholders:
Class Z ............................................................. — (88,513,242)
Class A ............................................................. — (25,836,539)
Class C ............................................................. — (1,653,400)
Class R ............................................................. — (79,463)
Class R6 ............................................................ — (1,787,534)
Total distributions to shareholders .......................................... — (117,870,178)
Capital share transactions: (Note 2 )
Class Z ............................................................. (200,707,945) (375,723,823)
Class A ............................................................. (74,013,756) (202,140,515)
Class C ............................................................. (11,819,877) (38,007,161)
Class R ............................................................. (272,835) (650,224)
Class R6 ............................................................ (9,956,823) (50,477,828)
Total capital share transactions ............................................ (296,771,236) (666,999,551)
Net increase (decrease) in net assets ................................... (8,012,058) (953,502,350)
Net assets:
Beginning of period ..................................................... 3,348,472,046 4,301,974,396
End of period .......................................................... $3,340,459,988 $3,348,472,046

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)
Franklin Mutual Quest Fund
28
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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of six
separate funds and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). Franklin Mutual Quest Fund (Fund)
is included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At June 30, 2021, the Fund had no OTC
derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2021, the Fund received $2,695,782 in U.K.
Treasury Bonds and U.S. Treasury Bills, Bonds and Notes
as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote exchange traded and/or OTC
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 12 regarding other derivative information.
d. Restricted Cash
At June 30, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2021, the
Fund had no securities on loan.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust .
Additionally, in the normal course of business, the Trust ,
on behalf of the Fund , enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30 , 2021 , there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
1
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 5,020,556 $70,361,418 11,975,046 $149,320,633
Shares issued in reinvestment of distributions .......... — — 6,365,818 83,875,711
Shares redeemed ............................... (19,398,936) (271,069,363) (48,888,085) (608,920,167)
Net increase (decrease) .......................... (14,378,380) $(200,707,945) (30,547,221) $(375,723,823)
Class A Shares:
Shares sold
a
................................... 1,748,230 $24,221,590 5,459,688 $66,335,009
Shares issued in reinvestment of distributions .......... — — 1,926,839 24,975,532
Shares redeemed ............................... (7,150,216) (98,235,346) (24,143,354) (293,451,056)
Net increase (decrease) .......................... (5,401,986) $(74,013,756) (16,756,827) $(202,140,515)
Class C Shares:
Shares sold ................................... 185,586 $2,534,191 543,895 $6,612,820
Shares issued in reinvestment of distributions .......... — — 127,396 1,638,319
Shares redeemed
a
.............................. (1,050,546) (14,354,068) (3,830,835) (46,258,300)
Net increase (decrease) .......................... (864,960) $(11,819,877) (3,159,544) $(38,007,161)
Class R Shares:
Shares sold ................................... 32,263 $443,142 64,584 $795,475
Shares issued in reinvestment of distributions .......... — — 6,240 79,463
Shares redeemed ............................... (52,103) (715,977) (127,918) (1,525,162)
Net increase (decrease) .......................... (19,840) $(272,835) (57,094) $(650,224)
Class R6 Shares:
Shares sold ................................... 244,728 $3,409,743 1,366,692 $16,709,924
Shares issued in reinvestment of distributions .......... — — 132,282 1,738,797
Shares redeemed ............................... (958,382) (13,366,566) (5,559,457) (68,926,549)
Net increase (decrease) .......................... (713,654) $(9,956,823) (4,060,483) $(50,477,828)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.675% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $17,408
CDSC retained .............................................................................. $4,293
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Quest Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Fund paid transfer agent fees of $1,240,422, of which $664,197 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 202 2 .
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $391,000 $30,879,000 $(31,270,000) $ — $ — $—
a
— $9
Total Affiliated Securities .... $391,000 $30,879,000 $(31,270,000) $— $— $— $9
a
As of June 30, 2021, no longer held by the fund.
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2021, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, EU reclaims, bond discounts and premiums, return of capital distributions and wash sales.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2021, aggregated $1,003,853,939 and $982,728,017, respectively.
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that
a
Projected benefit obligation at June 30, 2021 .......... $350,659
b
Increase (decrease) in projected benefit obligation ...... $(140)
Benefit payments made to retired trustees ............. $(1,203)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $126,806,674
Long term ................................................................................ 410,635,392
Total capital loss carryforwards ............................................................... $537,442,066
Cost of investments .......................................................................... $2,616,116,545
Unrealized appreciation ........................................................................ $560,098,554
Unrealized depreciation ........................................................................ (262,637,311)
Net unrealized appreciation (depreciation) .......................................................... $297,461,243

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2021, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $42,520,553, representing 1.3% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.
9. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
48,381 cxLoyalty Group Holdings, Inc., 4/10/24 ........... 5/11/17 $ 6,591,095 $ —
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 1,692,334 183,791
224,279 Sorenson Communications LLC, Membership Interests 4/30/14 — 168,209,173
7,104 Wayne Services Legacy, Inc. ................... 1/22/19 — —
1,623,438 Windstream Holdings, Inc. ..................... 9/21/20 12,859,476 27,012,976
91,545 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,161,706 1,523,251
Total Restricted Securities (Value is 5.9 % of Net Assets) .............. $22,304,611 $196,929,191
8. Credit Risk and Defaulted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
12. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30 , 2021 , the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of futures contracts and options represented
$100,179,064 and 121,429 shares, respectively. The average month end contract value of forward exchange contracts was
$555,079,297.
See Note 1(c) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Quest Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 2,746,861
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
5,545,379 Unrealized depreciation on OTC
forward exchange contracts
862,940
Total .................... $8,292,240 $862,940
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Quest Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(3,254,187) Futures contracts $3,897,933
Forward exchange contracts (27,714,454) Forward exchange contracts 25,559,888
Equity Contracts ..............
Investments (328,164)
a
Investments —
Written options 599,516 Written options —
Total ....................... $(30,697,289) $29,457,821
a
Purchased option contracts are included in net realized gain (loss) from investments in the Statement of Operations.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
13. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2021, investments in “affiliated companies” were as follows:
14. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Advanced Emissions
Solutions Inc ...... $ 9,483,150 $ — $ (11,354,42 3 ) $ (15,153,562) $ 17,024,83 5 $ —
b
— $ —
Sorenson Communications
LLC, Membership
Interests ......... 168,209,173 — — — — 168,209,173 224,279 —
Tru Kids Parent LLC ...  16,218,825  —  (18,114,642)
a
 (16,695,457)  18,591,274  —
b
—  —
Wayne Services Legacy,
Inc. ............ — — — — — — 7,104 —
Interest
Sorenson Communications
LLC, First Lien, Initial
Term Loan ........ 8,929,446 — (8,886,214)
a
231,692 (274,924) —
b
— 125,250
Total Affiliated Securities
(Value is 5.0% of Net
Assets) .......... $202,840,594 $— $(38,355,279) $ (31,617,327) $ 35,341,18 5 $168,209,173 $125,250
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of June 30, 2021, no longer held by the fund.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
15. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 75,027,000 $ 52,726,945 $ — $ 127,753,945
Auto Components ...................... — — 183,791 183,791
Banks ............................... — 5,976,917 — 5,976,917
Beverages ........................... — 23,412,645 — 23,412,645
Biotechnology ......................... 107,580,576 — — 107,580,576
Chemicals ........................... — 18,324,537 — 18,324,537
Diversified Financial Services ............. 95,816,139 16,990,111 — 112,806,250
Diversified Telecommunication Services ..... 130,935,884 53,065,484 195,222,149 379,223,517
Electric Utilities ........................ 44,780,068 — — 44,780,068
Entertainment ......................... 26,822,502 — — 26,822,502
Equity Real Estate Investment Trusts (REITs) . 31,147,112 — — 31,147,112
Health Care Equipment & Supplies ......... 12,679,011 — — 12,679,011
Health Care Providers & Services .......... 7,063,300 — — 7,063,300
Insurance ............................ 284,890,807 168,028,192 — 452,918,999
IT Services ........................... 92,698,739 — — 92,698,739
Media ............................... 27,192,830 — — 27,192,830
Oil, Gas & Consumable Fuels ............. 139,782,031 108,812,062 — 248,594,093
Pharmaceuticals ....................... 184,836,611 129,890,655 — 314,727,266
Professional Services ................... 16,370,165 — — 16,370,165
Road & Rail .......................... 82,148,963 — — 82,148,963
Semiconductors & Semiconductor Equipment . 93,770,112 14,284,091 — 108,054,203
Software ............................. 252,009,740 — — 252,009,740
Specialty Retail ........................ — 24,218,506 —
a
24,218,506
Technology Hardware, Storage & Peripherals . 34,736,796 — — 34,736,796
Tobacco ............................. 71,274,209 195,897,541 — 267,171,750
Wireless Telecommunication Services ....... — 64,233,283 — 64,233,283
Warrants :
Diversified Telecommunication Services ..... — — 1,523,251 1,523,251
Media ............................... — — 850,514
a
850,514

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the be ginning and/or end of the period . At  June 30 , 2021 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
Warrants:
Software ............................. $ 1,210,029 $ — $ — $ 1,210,029
Corporate Bonds ........................ — 237,547,752 — 237,547,752
Senior Floating Rate Interests ............... — 61,966,920 — 61,966,920
Asset-Backed Securities .................. — 5,952,744 — 5,952,744
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 53,293,149 — — 53,293,149
Total Investments in Securities ........... $1,866,065,773 $1,181,328,385
b
$197,779,705 $3,245,173,863
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 5,545,379 $ — $ 5,545,379
Futures contracts ........................ 2,746,861 — — 2,746,861
Total Other Financial Instruments ......... $2,746,861 $5,545,379 $— $8,292,240
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $339,025,375 $— $— $339,025,375
Forward exchange contracts ................ — 862,940 — 862,940
Total Other Financial Instruments ......... $339,025,375 $862,940 $— $339,888,315
a
Includes securities determined to have no value at June 30, 2021.
b
Includes foreign securities valued at $875,860,969, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components .... $ 54,192 $ — $ — $ — $ — $ — $ — $ 129,599 $ 183,791 $ 129,599
Diversified
Telecommunication
Services ........ 189,701,869 — — — — — — 5,520,280 195,222,149 5,520,280
Media ........... 286,937 — (519,612) — — — — 232,675 — —
Specialty Retail ..... 16,218,825
c
— (18,114,642) — — — (16,695,457) 18,591,274 —
c
—
Warrants :
Diversified
Telecommunication
Services ........ 1,211,964 — — — — — — 311,287 1,523,251 311,287
Media ........... 37,851
c
— — — — — — 812,663 850,514
c
812,663
Companies in Liquidation 156,262
c
— — — — — — (156,262) —
c
(156,262)
Total Investments in Securities . $207,667,900 $— $(18,634,254) $— $— $— $(16,695,457) $25,441,516 $197,779,705 $6,617,567
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2021, are as follows:
16. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and
2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12,
2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Telecommunication
Services
...................
$195,222,149 Market comparables Discount for lack of
marketability
10.0% Decrease
c
EV/EBITDA multiple 4.2x-8.1x (7.6x) Increase
d
Market transactions Transaction price
weighting
25.0% Increase
All Other Investments
..........
2,557,556
e, f
Total
..........................
$197,779,705
a
Weighted based in the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May include values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
f
Includes securities determined to have no value at June 30, 2021.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Quest Fund
(continued)
17. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 13, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021.
Further details are disclosed in the Fund’s Prospectus.
Abbreviations
Counterparty
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate

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Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Quest Fund
(Fund)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 19, 2021, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at regular Board meetings,
as well as information specifically requested and furnished
for the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,

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management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, noting continuing expenditures by
management to increase and improve the scope of such
services and favorable periodic reports on shareholder
services conducted by independent third parties. While such
considerations directly affected the trustees’ decision in
renewing the Fund’s transfer agent and shareholder services
agreement, the Board also considered these commitments
as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2020.
They considered the history of performance of the Fund

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relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
As part of these discussions, the Board had extensive
discussions with senior management of FT regarding the
retirement of the Chief Investment Officer of the investment manager and the appointment of the new Chief Investment
Officer effective November 2, 2020, as well as other
personnel matters. In addition to the materials provided by
management in connection with the renewal process, the
independent trustees requested throughout the year (and
received) additional presentations from the investment
manager and senior management of FT regarding the
performance of the investment manager and the Fund. As
part of these presentations, the investment manager and
senior management of FT reviewed enhancements that
have been made, and are being made, to the investment
manager’s investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional flexible portfolio funds.
The Fund had total returns in the lowest performing quintile for the one-year period ended December 31, 2020, and had
annualized total returns for the three- and five-year periods also in the lowest performing quintiles. The trustees noted
that the Fund’s total return on an annualized basis for the 10-
year period ended December 31, 2020 was in the second-
lowest performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including
measures of risk-adjusted performance of a fund, as part
of their evaluation of investment performance. The trustees
discussed with management the reasons for the relative
underperformance for the one-, three-, five- and 10-year
periods ended December 31, 2020. While disappointed with
the relative underperformance of the Fund, the Board did
not believe that any changes with respect to the Fund were
warranted at the time, particularly since the recent personnel changes had taken effect on November 2, 2020 and the
enhancements to the investment manager’s personnel and
investment process continue to be implemented. The Board
noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
The Fund’s contractual management fee rate was in the
middle quintile of its Lipper expense group and its total
expenses were also in the middle quintile of such group.
The Board was satisfied with such comparative fees and
expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2020,
the most recent fiscal year-end of Franklin Resources, Inc.

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The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE
The Board considered economies of scale realized by the
investment manager and its affiliates as the Fund grows
larger and the extent to which they are shared with Fund
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Fund directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a larger profit margin on investment management services provided
to such a fund. The trustees also noted that benefits of
economies of scale will be shared with Fund shareholders
due to the decline in the effective investment management
fee rate as breakpoints are achieved by the Fund.
The trustees noted that breakpoints had been instituted as
part of the Fund’s investment management fee and that the
Board regularly evaluates whether additional breakpoints are appropriate. The trustees believed the breakpoints were, and continue to be, appropriate and they agreed to continue to
monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under
management would have on the investment management
fee and expense ratio of the Fund. To the extent further
economies of scale may be realized by the investment
manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits with the
Fund and its shareholders.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).

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The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

475 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Mutual Quest Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis
, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUTUAL SERIES FUNDS

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date August 25, 2021